UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class and Classes T, T1 and L)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund I
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2015 Fund I (Class T Shares) returned -1.31%, relative to the -1.61% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2015 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-2.92%
Class T	-1.31%	4.64%	7.73%
Class T1	-1.30%	4.55%	7.66%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	60.50%
Large Cap Equity	11.37
Fixed Interest Contract	9.02
International Equity	6.58
Real Estate Equity	5.77
Mid Cap Equity	4.72
Small Cap Equity	2.04
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 983.12	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	$3.13
Class T
Actual	$1,000.00	$ 981.28	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.14
Class T1
Actual	$1,000.00	$ 981.68	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
*	Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class shares, 0.82% for the Class T Shares, and 0.95% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.52%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund II
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2015 Fund II (Class T Shares) returned -1.15%, relative to the -1.73% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2015 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	N/A	N/A	-3.06%
Class T	-1.15%	5.34%	8.71%
Class T1	-1.28%	5.23%	8.61%
Class L	-1.46%	N/A	4.54%
(a) Class T and T1 inception date was May 1, 2009.
(b) Class L inception date was April 7, 2011.
(c) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	52.22%
Large Cap Equity	15.79
International Equity	9.11
Fixed Interest Contract	7.73
Mid Cap Equity	6.57
Real Estate Equity	5.77
Small Cap Equity	2.81
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 981.88	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	$3.13
Class T
Actual	$1,000.00	$ 979.95	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.34
Class T1
Actual	$1,000.00	$ 979.84	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
Class L
Actual	$1,000.00	$ 978.45	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.76
*	Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Institutional Class shares, 0.86% for the Class T Shares, 0.96% for the Class T1 shares, and 1.14% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund III
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2015 Fund III (Class T Shares) returned -1.15%, relative to the -1.86% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2015 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-3.18%
Class T	-1.15%	5.91%	9.63%
Class T1	-1.25%	5.85%	9.56%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	44.51%
Large Cap Equity	19.91
International Equity	11.25
Mid Cap Equity	8.44
Fixed Interest Contract	6.52
Real Estate Equity	5.77
Small Cap Equity	3.60
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 981.38	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.01	$3.24
Class T
Actual	$1,000.00	$ 979.02	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.45
Class T1
Actual	$1,000.00	$ 978.42	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.05
*	Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Institutional Class shares, 0.88% for the Class T Shares, and 0.99% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.54%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund I
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2025 Fund I (Class T Shares) returned -1.40%, relative to the -1.90% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2025 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-3.39%
Class T	-1.40%	5.38%	9.05%
Class T1	-1.56%	5.28%	8.94%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	53.37%
Large Cap Equity	15.80
International Equity	10.34
Mid Cap Equity	6.54
Real Estate Equity	5.63
Fixed Interest Contract	4.98
Small Cap Equity	3.34
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 978.68	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.34
Class T
Actual	$1,000.00	$ 976.80	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.55
Class T1
Actual	$1,000.00	$ 975.54	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.05
*	Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares, 0.89% for the Class T Shares, and 1.00% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.56%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund II
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2025 Fund II (Class T Shares) returned -1.41%, relative to the -2.06% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2025 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	N/A	N/A	-3.78%
Class T	-1.41%	6.23%	10.26%
Class T1	-1.56%	6.11%	10.15%
Class L	-1.63%	N/A	5.32%
(a) Class T and T1 inception date was May 1, 2009.
(b) Class L inception date was April 7, 2011.
(c) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	41.81%
Large Cap Equity	21.38
International Equity	13.97
Mid Cap Equity	8.86
Real Estate Equity	5.61
Small Cap Equity	4.54
Fixed Interest Contract	3.83
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 975.23	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.44
Class T
Actual	$1,000.00	$ 973.69	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.65
Class T1
Actual	$1,000.00	$ 972.67	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.15
Class L
Actual	$1,000.00	$ 972.58	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06
*	Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class shares, 0.91% for the Class T Shares, 1.01% for the Class T1 shares, and 1.19% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.57%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund III
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2025 Fund III (Class T Shares) returned -1.43%, relative to the -2.28% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2025 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-3.99%
Class T	-1.43%	7.00%	11.34%
Class T1	-1.54%	6.89%	11.22%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	30.21%
Large Cap Equity	26.95
International Equity	17.52
Mid Cap Equity	11.25
Small Cap Equity	5.77
Real Estate Equity	5.62
Fixed Interest Contract	2.68
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 972.56	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.44
Class T
Actual	$1,000.00	$ 970.27	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.65
Class T1
Actual	$1,000.00	$ 970.10	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25
*	Expenses are equal to the Fund's annualized expense ratio of 0.69% for the Institutional Class shares, 0.92% for the Class T Shares, and 1.03% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.57%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund I
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2035 Fund I (Class T Shares) returned -1.66%, relative to the -2.28% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2035 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-4.29%
Class T	-1.66%	6.47%	10.70%
Class T1	-1.72%	6.37%	10.59%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	37.51%
Large Cap Equity	23.11
International Equity	17.05
Mid Cap Equity	9.51
Small Cap Equity	5.71
Real Estate Equity	5.46
Fixed Interest Contract	1.65
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 970.53	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
Class T
Actual	$1,000.00	$ 969.25	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.75
Class T1
Actual	$1,000.00	$ 969.12	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25
*	Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Institutional Class shares, 0.93% for the Class T Shares, and 1.04% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.59%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund II
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2035 Fund II (Class T Shares) returned -1.64%, relative to the -2.58% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2035 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	N/A	N/A	-4.64%
Class T	-1.64%	7.20%	11.61%
Class T1	-1.78%	7.09%	11.50%
Class L	-1.91%	N/A	6.09%
(a) Class T and T1 inception date was May 1, 2009.
(b) Class L inception date was April 7, 2011.
(c) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.29%
Bond	23.40
International Equity	21.61
Mid Cap Equity	12.04
Small Cap Equity	7.26
Real Estate Equity	5.44
Fixed Interest Contract	0.96
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 966.46	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64
Class T
Actual	$1,000.00	$ 965.35	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
Class T1
Actual	$1,000.00	$ 964.88	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35
Class L
Actual	$1,000.00	$ 963.49	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.01	$6.26
*	Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class shares, 0.95% for the Class T Shares, 1.05% for the Class T1 shares, and 1.22% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.60%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund III
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2035 Fund III (Class T Shares) returned -1.62%, relative to the -2.78% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2035 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-4.81%
Class T	-1.62%	7.70%	12.29%
Class T1	-1.74%	7.55%	12.16%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.63%
International Equity	24.77
Mid Cap Equity	13.85
Bond	13.49
Small Cap Equity	8.32
Real Estate Equity	5.46
Fixed Interest Contract	0.48
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 964.54	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64
Class T
Actual	$1,000.00	$ 963.20	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
Class T1
Actual	$1,000.00	$ 962.70	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45
*	Expenses are equal to the Fund's annualized expense ratio of 0.72% for the Institutional Class shares, 0.95% for the Class T Shares, and 1.07% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.60%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund I
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2045 Fund I (Class T Shares) returned -1.86%, relative to the -2.81% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2045 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-4.88%
Class T	-1.86%	6.90%	11.34%
Class T1	-1.96%	6.78%	11.22%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	28.42%
International Equity	23.49
Bond	23.01
Mid Cap Equity	11.64
Small Cap Equity	8.09
Real Estate Equity	5.27
Fixed Interest Contract	0.08
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 964.44	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64
Class T
Actual	$1,000.00	$ 962.59	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
Class T1
Actual	$1,000.00	$ 961.92	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35
*	Expenses are equal to the Fund's annualized expense ratio of 0.72% for the Institutional Class shares, 0.95% for the Class T Shares, and 1.06% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.61%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund II
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2045 Fund II (Class T Shares) returned -1.93%, relative to the -3.03% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2045 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	N/A	N/A	-5.08%
Class T	-1.93%	7.28%	11.91%
Class T1	-1.96%	7.18%	11.80%
Class L	-2.05%	N/A	6.22%
(a) Class T and T1 inception date was May 1, 2009.
(b) Class L inception date was April 7, 2011.
(c) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.13%
International Equity	26.64
Bond	13.64
Mid Cap Equity	13.14
Small Cap Equity	9.15
Real Estate Equity	5.26
Fixed Interest Contract	0.04
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 962.53	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74
Class T
Actual	$1,000.00	$ 959.58	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.95
Class T1
Actual	$1,000.00	$ 959.56	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45
Class L
Actual	$1,000.00	$ 959.09	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.91	$6.36
*	Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Institutional Class shares, 0.97% for the Class T Shares, 1.07% for the Class T1 shares, and 1.25% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.62%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund III
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2045 Fund III (Class T Shares) returned -1.90%, relative to the -3.11% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2045 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-5.23%
Class T	-1.90%	7.40%	12.13%
Class T1	-1.92%	7.36%	12.07%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.75%
International Equity	27.92
Mid Cap Equity	13.87
Small Cap Equity	9.63
Bond	9.53
Real Estate Equity	5.28
Fixed Interest Contract	0.02
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 960.89	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.64
Class T
Actual	$1,000.00	$ 958.93	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
Class T1
Actual	$1,000.00	$ 958.98	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45
*	Expenses are equal to the Fund's annualized expense ratio of 0.72% for the Institutional Class shares, 0.96% for the Class T Shares, and 1.08% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.61%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund I
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2055 Fund I (Class T Shares) returned -2.16%, relative to the -3.23% for the Fund’s benchmark, the Morningstar Lifetime Conservative 2055 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-5.35%
Class T	-2.16%	6.69%	11.24%
Class T1	-2.23%	6.57%	11.13%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	28.25%
International Equity	26.21
Bond	19.78
Mid Cap Equity	11.51
Small Cap Equity	9.12
Real Estate Equity	5.13
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 960.83	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74
Class T
Actual	$1,000.00	$ 958.75	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
Class T1
Actual	$1,000.00	$ 958.11	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45
*	Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Institutional Class shares, 0.95% for the Class T Shares, and 1.07% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.62%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund II
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2055 Fund II (Class T Shares) returned -2.13%, relative to the -3.34% for the Fund’s benchmark, the Morningstar Lifetime Moderate 2055 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	N/A	N/A	-5.57%
Class T	-2.13%	7.00%	11.75%
Class T1	-2.26%	6.89%	11.61%
Class L	-2.45%	N/A	5.89%
(a) Class T and T1 inception date was May 1, 2009.
(b) Class L inception date was April 7, 2011.
(c) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.88%
International Equity	28.66
Bond	12.86
Mid Cap Equity	12.54
Small Cap Equity	9.96
Real Estate Equity	5.10
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 958.16	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74
Class T
Actual	$1,000.00	$ 957.08	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.95
Class T1
Actual	$1,000.00	$ 956.67	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45
Class L
Actual	$1,000.00	$ 955.37	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.91	$6.36
*	Expenses are equal to the Fund's annualized expense ratio of 0.73% for the Institutional Class shares, 0.97% for the Class T Shares, 1.08% for the Class T1 shares, and 1.24% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.62%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund III
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Lifetime 2055 Fund III (Class T Shares) returned -2.17%, relative to the -3.40% for the Fund’s benchmark, the Morningstar Lifetime Aggressive 2055 Index.
Driving this outperformance was its exposure to real estate and from its more limited exposure to equities and commodities. In addition, the Fund benefited, relative to the benchmark, from strong performance in a number of key underlying funds (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth, and Great-West Loomis Sayles Small Cap Value).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2009 through December 31, 2009.

Note: Performance for the Class T1 and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	N/A	N/A	-5.67%
Class T	-2.17%	7.14%	11.93%
Class T1	-2.26%	7.02%	11.84%
(a) Class T and T1 inception date was May 1, 2009.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	31.97%
International Equity	29.52
Mid Cap Equity	13.09
Small Cap Equity	10.39
Bond	9.93
Real Estate Equity	5.10
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 957.73	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74
Class T
Actual	$1,000.00	$ 955.68	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.95
Class T1
Actual	$1,000.00	$ 955.14	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
*	Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class shares, 0.98% for the Class T Shares, and 1.09% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.62%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND I
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
1,021,683	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 10,227,045
2,112,958	Great-West Bond Index Fund Institutional Class(a)	20,516,827
1,057,710	Great-West Federated Bond Fund Institutional Class(a)	10,079,974
1,005,305	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,886,893
996,658	Great-West Putnam High Yield Bond Institutional Class(a)	8,690,854
566,520	Great-West Short Duration Bond Fund Institutional Class(a)	5,585,892
681,683	Great-West Templeton Global Bond Fund Institutional Class(a)	6,121,516
1,114,217	Oppenheimer International Bond Fund Class I	6,139,334
971,804	PIMCO Real Return Fund Institutional Class	10,213,665

TOTAL BOND MUTUAL FUNDS — 59.86% (Cost $91,684,191)		$ 86,462,000
EQUITY MUTUAL FUNDS
25,695	AllianzGI NFJ Small-Cap Value Fund Class R6	561,959
109,533	American Century Real Estate Fund Class R6	3,260,803
185,699	DFA International Real Estate Securities Portfolio Institutional Class	921,067
195,148	Great-West American Century Growth Fund Institutional Class(a)	1,801,218
41,527	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	374,162
174,019	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,498,305
484,527	Great-West International Index Fund Institutional Class(a)	4,263,836
68,427	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	561,103
114,542	Great-West MFS International Growth Fund Institutional Class(a)	964,441
246,750	Great-West MFS International Value Fund Institutional Class(a)	2,351,525
196,023	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,801,447
Shares		Fair Value
Equity Mutual Funds — (continued)
253,073	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,186,546
330,985	Great-West Real Estate Index Fund Institutional Class(a)	3,237,036
853,129	Great-West S&P 500® Index Fund Institutional Class(a)	7,976,757
398,456	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,406,798
201,578	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,707,365
266,751	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,187,359
183,306	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,545,265
73,593	Invesco Global Real Estate Fund Class R6	923,586
30,684	Invesco International Growth Fund Class R6	964,411
12,280	Invesco Small Cap Discovery Fund Class R6	115,189
21,370	Janus Triton Fund Class N	475,271
109,459	Northern Emerging Markets Equity Index Fund	961,048
32,183	Oppenheimer Developing Markets Fund Class A	964,847

TOTAL EQUITY MUTUAL FUNDS — 31.16% (Cost $47,902,608)		$ 45,011,344
Account Balance
FIXED INTEREST CONTRACT
13,036,072 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,036,072

TOTAL FIXED INTEREST CONTRACT — 9.03% (Cost $13,036,072)		$ 13,036,072
TOTAL INVESTMENTS — 100.05% (Cost $152,622,871)		$144,509,416
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (66,524)
TOTAL NET ASSETS — 100.00%		$144,442,892
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND II
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
5,736,645	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 57,423,812
11,871,606	Great-West Bond Index Fund Institutional Class(a)	115,273,292
5,940,355	Great-West Federated Bond Fund Institutional Class(a)	56,611,584
5,650,583	Great-West Loomis Sayles Bond Fund Institutional Class(a)	49,951,152
5,593,218	Great-West Putnam High Yield Bond Institutional Class(a)	48,772,863
3,184,825	Great-West Short Duration Bond Fund Institutional Class(a)	31,402,373
3,829,036	Great-West Templeton Global Bond Fund Institutional Class(a)	34,384,747
6,251,829	Oppenheimer International Bond Fund Class I	34,447,579
5,463,818	PIMCO Real Return Fund Institutional Class	57,424,725

TOTAL BOND MUTUAL FUNDS — 51.31% (Cost $516,003,594)		$485,692,127
EQUITY MUTUAL FUNDS
230,021	AllianzGI NFJ Small-Cap Value Fund Class R6	5,030,570
715,742	American Century Real Estate Fund Class R6	21,307,650
1,219,346	DFA International Real Estate Securities Portfolio Institutional Class	6,047,955
1,764,704	Great-West American Century Growth Fund Institutional Class(a)	16,288,219
379,073	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,415,447
1,586,141	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	13,656,670
4,403,680	Great-West International Index Fund Institutional Class(a)	38,752,389
612,589	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,023,231
1,034,914	Great-West MFS International Growth Fund Institutional Class(a)	8,713,977
2,237,701	Great-West MFS International Value Fund Institutional Class(a)	21,325,292
1,773,044	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	16,294,277
Shares		Fair Value
Equity Mutual Funds — (continued)
2,314,301	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 19,995,561
2,173,562	Great-West Real Estate Index Fund Institutional Class(a)	21,257,441
7,757,481	Great-West S&P 500® Index Fund Institutional Class(a)	72,532,450
3,631,971	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	31,053,351
1,831,655	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	15,514,114
2,441,101	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	20,017,027
1,667,923	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,060,587
483,148	Invesco Global Real Estate Fund Class R6	6,063,502
276,877	Invesco International Growth Fund Class R6	8,702,237
111,004	Invesco Small Cap Discovery Fund Class R6	1,041,217
195,973	Janus Triton Fund Class N	4,358,442
998,905	Northern Emerging Markets Equity Index Fund	8,770,382
293,628	Oppenheimer Developing Markets Fund Class A	8,802,980

TOTAL EQUITY MUTUAL FUNDS — 41.00% (Cost $401,621,707)		$388,024,968
Account Balance
FIXED INTEREST CONTRACT
73,252,136 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	73,252,136

TOTAL FIXED INTEREST CONTRACT — 7.74% (Cost $73,252,136)		$ 73,252,136
TOTAL INVESTMENTS — 100.05% (Cost $990,877,437)		$946,969,231
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (432,159)
TOTAL NET ASSETS — 100.00%		$946,537,072
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND III
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
282,237	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,825,192
584,863	Great-West Bond Index Fund Institutional Class(a)	5,679,022
292,003	Great-West Federated Bond Fund Institutional Class(a)	2,782,792
280,712	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,481,493
278,294	Great-West Putnam High Yield Bond Institutional Class(a)	2,426,720
156,658	Great-West Short Duration Bond Fund Institutional Class(a)	1,544,650
188,366	Great-West Templeton Global Bond Fund Institutional Class(a)	1,691,526
307,060	Oppenheimer International Bond Fund Class I	1,691,898
268,525	PIMCO Real Return Fund Institutional Class	2,822,202

TOTAL BOND MUTUAL FUNDS — 43.39% (Cost $25,243,477)		$ 23,945,495
EQUITY MUTUAL FUNDS
16,494	AllianzGI NFJ Small-Cap Value Fund Class R6	360,727
41,546	American Century Real Estate Fund Class R6	1,236,838
69,983	DFA International Real Estate Securities Portfolio Institutional Class	347,117
130,831	Great-West American Century Growth Fund Institutional Class(a)	1,207,566
27,238	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	245,413
117,401	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,010,826
316,211	Great-West International Index Fund Institutional Class(a)	2,782,655
46,468	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	381,035
76,879	Great-West MFS International Growth Fund Institutional Class(a)	647,318
160,590	Great-West MFS International Value Fund Institutional Class(a)	1,530,421
132,809	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,220,516
Shares		Fair Value
Equity Mutual Funds — (continued)
169,660	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,465,866
128,233	Great-West Real Estate Index Fund Institutional Class(a)	1,254,119
564,235	Great-West S&P 500® Index Fund Institutional Class(a)	5,275,602
269,545	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,304,607
138,107	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,169,765
184,189	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,510,348
130,395	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,099,229
27,786	Invesco Global Real Estate Fund Class R6	348,716
19,873	Invesco International Growth Fund Class R6	624,614
8,117	Invesco Small Cap Discovery Fund Class R6	76,136
13,965	Janus Triton Fund Class N	310,581
71,478	Northern Emerging Markets Equity Index Fund	627,575
21,032	Oppenheimer Developing Markets Fund Class A	630,540

TOTAL EQUITY MUTUAL FUNDS — 50.13% (Cost $30,354,172)		$ 27,668,130
Account Balance
FIXED INTEREST CONTRACT
3,601,953 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,601,953

TOTAL FIXED INTEREST CONTRACT — 6.52% (Cost $3,601,953)		$ 3,601,953
TOTAL INVESTMENTS — 100.04% (Cost $59,199,602)		$ 55,215,578
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (24,692)
TOTAL NET ASSETS — 100.00%		$ 55,190,886
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND I
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
988,429	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,894,174
3,864,921	Great-West Bond Index Fund Institutional Class(a)	37,528,386
1,935,114	Great-West Federated Bond Fund Institutional Class(a)	18,441,640
1,811,233	Great-West Loomis Sayles Bond Fund Institutional Class(a)	16,011,298
1,706,751	Great-West Putnam High Yield Bond Institutional Class(a)	14,882,871
547,817	Great-West Short Duration Bond Fund Institutional Class(a)	5,401,475
1,128,867	Great-West Templeton Global Bond Fund Institutional Class(a)	10,137,225
1,845,177	Oppenheimer International Bond Fund Class I	10,166,925
942,012	PIMCO Real Return Fund Institutional Class	9,900,545

TOTAL BOND MUTUAL FUNDS — 52.19% (Cost $141,055,762)		$132,364,539
EQUITY MUTUAL FUNDS
73,051	AllianzGI NFJ Small-Cap Value Fund Class R6	1,597,619
183,201	American Century Real Estate Fund Class R6	5,453,880
342,072	DFA International Real Estate Securities Portfolio Institutional Class	1,696,677
472,323	Great-West American Century Growth Fund Institutional Class(a)	4,359,541
101,260	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	912,356
424,364	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,653,775
1,314,613	Great-West International Index Fund Institutional Class(a)	11,568,594
194,834	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,597,642
310,218	Great-West MFS International Growth Fund Institutional Class(a)	2,612,037
668,945	Great-West MFS International Value Fund Institutional Class(a)	6,375,046
474,548	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,361,098
Shares		Fair Value
Equity Mutual Funds — (continued)
616,004	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,322,278
555,891	Great-West Real Estate Index Fund Institutional Class(a)	5,436,610
2,067,468	Great-West S&P 500® Index Fund Institutional Class(a)	19,330,821
968,803	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,283,265
582,846	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,936,703
649,500	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,325,901
444,405	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,746,337
135,393	Invesco Global Real Estate Fund Class R6	1,699,181
83,008	Invesco International Growth Fund Class R6	2,608,938
37,827	Invesco Small Cap Discovery Fund Class R6	354,822
62,692	Janus Triton Fund Class N	1,394,265
348,545	Northern Emerging Markets Equity Index Fund	3,060,222
102,248	Oppenheimer Developing Markets Fund Class A	3,065,390

TOTAL EQUITY MUTUAL FUNDS — 42.88% (Cost $114,481,546)		$108,752,998
Account Balance
FIXED INTEREST CONTRACT
12,628,684 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,628,684

TOTAL FIXED INTEREST CONTRACT — 4.98% (Cost $12,628,684)		$ 12,628,684
TOTAL INVESTMENTS — 100.05% (Cost $268,165,992)		$253,746,221
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (116,033)
TOTAL NET ASSETS — 100.00%		$253,630,188
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND II
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
4,776,167	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 47,809,430
18,734,901	Great-West Bond Index Fund Institutional Class(a)	181,915,887
9,362,583	Great-West Federated Bond Fund Institutional Class(a)	89,225,412
8,762,335	Great-West Loomis Sayles Bond Fund Institutional Class(a)	77,459,038
8,230,230	Great-West Putnam High Yield Bond Institutional Class(a)	71,767,610
2,649,813	Great-West Short Duration Bond Fund Institutional Class(a)	26,127,159
5,462,630	Great-West Templeton Global Bond Fund Institutional Class(a)	49,054,416
8,918,110	Oppenheimer International Bond Fund Class I	49,138,788
4,551,763	PIMCO Real Return Fund Institutional Class	47,839,031

TOTAL BOND MUTUAL FUNDS — 40.19% (Cost $682,882,744)		$ 640,336,771
EQUITY MUTUAL FUNDS
627,489	AllianzGI NFJ Small-Cap Value Fund Class R6	13,723,178
1,142,804	American Century Real Estate Fund Class R6	34,021,275
2,145,253	DFA International Real Estate Securities Portfolio Institutional Class	10,640,453
4,006,160	Great-West American Century Growth Fund Institutional Class(a)	36,976,855
867,264	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,814,045
3,612,620	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	31,104,659
11,178,380	Great-West International Index Fund Institutional Class(a)	98,369,742
1,673,050	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,719,010
2,631,886	Great-West MFS International Growth Fund Institutional Class(a)	22,160,484
5,672,190	Great-West MFS International Value Fund Institutional Class(a)	54,055,970
4,024,750	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	36,987,452
Shares		Fair Value
Equity Mutual Funds — (continued)
5,239,853	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 45,272,331
3,477,345	Great-West Real Estate Index Fund Institutional Class(a)	34,008,438
17,588,679	Great-West S&P 500® Index Fund Institutional Class(a)	164,454,150
8,240,199	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	70,453,701
4,967,622	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	42,075,759
5,526,569	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	45,317,867
3,771,154	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,790,828
850,776	Invesco Global Real Estate Fund Class R6	10,677,234
703,115	Invesco International Growth Fund Class R6	22,098,892
305,655	Invesco Small Cap Discovery Fund Class R6	2,867,044
530,416	Janus Triton Fund Class N	11,796,461
2,967,431	Northern Emerging Markets Equity Index Fund	26,054,049
871,394	Oppenheimer Developing Markets Fund Class A	26,124,402

TOTAL EQUITY MUTUAL FUNDS — 56.03% (Cost $916,466,185)		$ 892,564,279
Account Balance
FIXED INTEREST CONTRACT
61,020,620 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	61,020,620

TOTAL FIXED INTEREST CONTRACT — 3.83% (Cost $61,020,620)		$ 61,020,620
TOTAL INVESTMENTS — 100.05% (Cost $1,660,369,549)		$ 1,593,921,670
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (740,460)
TOTAL NET ASSETS — 100.00%		$ 1,593,181,210
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND III
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
204,960	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,051,651
799,634	Great-West Bond Index Fund Institutional Class(a)	7,764,446
400,828	Great-West Federated Bond Fund Institutional Class(a)	3,819,895
374,963	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,314,676
353,601	Great-West Putnam High Yield Bond Institutional Class(a)	3,083,401
113,699	Great-West Short Duration Bond Fund Institutional Class(a)	1,121,067
233,063	Great-West Templeton Global Bond Fund Institutional Class(a)	2,092,904
380,658	Oppenheimer International Bond Fund Class I	2,097,426
195,200	PIMCO Real Return Fund Institutional Class	2,051,549

TOTAL BOND MUTUAL FUNDS — 28.18% (Cost $28,941,862)		$ 27,397,015
EQUITY MUTUAL FUNDS
48,146	AllianzGI NFJ Small-Cap Value Fund Class R6	1,052,948
69,897	American Century Real Estate Fund Class R6	2,080,834
130,121	DFA International Real Estate Securities Portfolio Institutional Class	645,403
308,762	Great-West American Century Growth Fund Institutional Class(a)	2,849,877
65,781	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	592,692
278,359	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,396,672
854,868	Great-West International Index Fund Institutional Class(a)	7,522,837
130,468	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,069,837
203,375	Great-West MFS International Growth Fund Institutional Class(a)	1,712,418
434,522	Great-West MFS International Value Fund Institutional Class(a)	4,140,992
311,788	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,865,331
Shares		Fair Value
Equity Mutual Funds — (continued)
402,152	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,474,592
213,411	Great-West Real Estate Index Fund Institutional Class(a)	2,087,155
1,345,624	Great-West S&P 500® Index Fund Institutional Class(a)	12,581,582
635,293	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,431,753
385,160	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,262,302
431,061	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,534,702
299,453	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,524,390
51,665	Invesco Global Real Estate Fund Class R6	648,393
53,665	Invesco International Growth Fund Class R6	1,686,695
23,692	Invesco Small Cap Discovery Fund Class R6	222,232
40,508	Janus Triton Fund Class N	900,889
224,998	Northern Emerging Markets Equity Index Fund	1,975,482
66,193	Oppenheimer Developing Markets Fund Class A	1,984,478

TOTAL EQUITY MUTUAL FUNDS — 69.18% (Cost $73,877,920)		$ 67,244,486
Account Balance
FIXED INTEREST CONTRACT
2,609,698 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,609,698

TOTAL FIXED INTEREST CONTRACT — 2.69% (Cost $2,609,698)		$ 2,609,698
TOTAL INVESTMENTS — 100.05% (Cost $105,429,480)		$ 97,251,199
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (44,734)
TOTAL NET ASSETS — 100.00%		$ 97,206,465
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND I
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
278,217	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,784,949
2,536,454	Great-West Bond Index Fund Institutional Class(a)	24,628,965
1,267,628	Great-West Federated Bond Fund Institutional Class(a)	12,080,491
1,175,167	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,388,480
1,067,560	Great-West Putnam High Yield Bond Institutional Class(a)	9,309,125
155,207	Great-West Short Duration Bond Fund Institutional Class(a)	1,530,342
690,576	Great-West Templeton Global Bond Fund Institutional Class(a)	6,201,372
1,128,343	Oppenheimer International Bond Fund Class I	6,217,172
264,949	PIMCO Real Return Fund Institutional Class	2,784,617

TOTAL BOND MUTUAL FUNDS — 35.26% (Cost $80,991,179)		$ 75,925,513
EQUITY MUTUAL FUNDS
106,310	AllianzGI NFJ Small-Cap Value Fund Class R6	2,324,999
147,882	American Century Real Estate Fund Class R6	4,402,461
303,238	DFA International Real Estate Securities Portfolio Institutional Class	1,504,062
582,943	Great-West American Century Growth Fund Institutional Class(a)	5,380,568
124,181	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,118,869
522,679	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	4,500,268
1,809,036	Great-West International Index Fund Institutional Class(a)	15,919,515
283,558	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,325,178
426,745	Great-West MFS International Growth Fund Institutional Class(a)	3,593,193
919,728	Great-West MFS International Value Fund Institutional Class(a)	8,765,003
585,933	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	5,384,725
Shares		Fair Value
Equity Mutual Funds — (continued)
759,514	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 6,562,196
446,096	Great-West Real Estate Index Fund Institutional Class(a)	4,362,814
2,555,217	Great-West S&P 500® Index Fund Institutional Class(a)	23,891,280
1,196,304	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	10,228,401
844,474	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,152,694
801,274	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,570,449
550,105	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,637,384
120,118	Invesco Global Real Estate Fund Class R6	1,507,485
114,239	Invesco International Growth Fund Class R6	3,590,546
52,717	Invesco Small Cap Discovery Fund Class R6	494,482
89,928	Janus Triton Fund Class N	1,999,997
554,701	Northern Emerging Markets Equity Index Fund	4,870,274
162,902	Oppenheimer Developing Markets Fund Class A	4,883,796

TOTAL EQUITY MUTUAL FUNDS — 63.14% (Cost $142,194,691)		$135,970,639
Account Balance
FIXED INTEREST CONTRACT
3,556,367 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,556,367

TOTAL FIXED INTEREST CONTRACT — 1.65% (Cost $3,556,367)		$ 3,556,367
TOTAL INVESTMENTS — 100.05% (Cost $226,742,237)		$215,452,519
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (101,051)
TOTAL NET ASSETS — 100.00%		$215,351,468
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND II
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
1,001,703	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 10,027,042
9,164,683	Great-West Bond Index Fund Institutional Class(a)	88,989,069
4,586,469	Great-West Federated Bond Fund Institutional Class(a)	43,709,053
4,250,012	Great-West Loomis Sayles Bond Fund Institutional Class(a)	37,570,102
3,850,948	Great-West Putnam High Yield Bond Institutional Class(a)	33,580,270
555,813	Great-West Short Duration Bond Fund Institutional Class(a)	5,480,318
2,498,787	Great-West Templeton Global Bond Fund Institutional Class(a)	22,439,103
4,079,271	Oppenheimer International Bond Fund Class I	22,476,784
954,615	PIMCO Real Return Fund Institutional Class	10,033,005

TOTAL BOND MUTUAL FUNDS — 20.53% (Cost $292,287,307)		$ 274,304,746
EQUITY MUTUAL FUNDS
837,902	AllianzGI NFJ Small-Cap Value Fund Class R6	18,324,914
908,355	American Century Real Estate Fund Class R6	27,041,738
1,882,802	DFA International Real Estate Securities Portfolio Institutional Class	9,338,699
4,575,825	Great-West American Century Growth Fund Institutional Class(a)	42,234,868
979,625	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,826,421
4,115,376	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	35,433,386
14,216,340	Great-West International Index Fund Institutional Class(a)	125,103,791
2,233,366	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,313,600
3,349,239	Great-West MFS International Growth Fund Institutional Class(a)	28,200,595
7,223,657	Great-West MFS International Value Fund Institutional Class(a)	68,841,452
4,596,159	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	42,238,703
Shares		Fair Value
Equity Mutual Funds — (continued)
5,971,737	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 51,595,810
2,762,907	Great-West Real Estate Index Fund Institutional Class(a)	27,021,228
20,111,090	Great-West S&P 500® Index Fund Institutional Class(a)	188,038,694
9,409,250	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	80,449,091
6,657,219	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	56,386,645
6,294,536	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	51,615,195
4,301,049	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	36,257,846
745,576	Invesco Global Real Estate Fund Class R6	9,356,975
896,409	Invesco International Growth Fund Class R6	28,174,122
427,403	Invesco Small Cap Discovery Fund Class R6	4,009,040
709,153	Janus Triton Fund Class N	15,771,553
4,378,194	Northern Emerging Markets Equity Index Fund	38,440,538
1,283,216	Oppenheimer Developing Markets Fund Class A	38,470,822

TOTAL EQUITY MUTUAL FUNDS — 78.56% (Cost $1,079,879,628)		$ 1,049,485,726
Account Balance
FIXED INTEREST CONTRACT
12,832,381 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,832,381

TOTAL FIXED INTEREST CONTRACT — 0.96% (Cost $12,832,381)		$ 12,832,381
TOTAL INVESTMENTS — 100.05% (Cost $1,384,999,316)		$ 1,336,622,853
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (633,875)
TOTAL NET ASSETS — 100.00%		$ 1,335,988,978
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND III
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
28,540	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 285,685
262,026	Great-West Bond Index Fund Institutional Class(a)	2,544,275
131,081	Great-West Federated Bond Fund Institutional Class(a)	1,249,203
121,273	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,072,049
109,832	Great-West Putnam High Yield Bond Institutional Class(a)	957,735
15,637	Great-West Short Duration Bond Fund Institutional Class(a)	154,185
71,137	Great-West Templeton Global Bond Fund Institutional Class(a)	638,806
116,174	Oppenheimer International Bond Fund Class I	640,120
27,163	PIMCO Real Return Fund Institutional Class	285,480

TOTAL BOND MUTUAL FUNDS — 10.20% (Cost $8,277,193)		$ 7,827,538
EQUITY MUTUAL FUNDS
55,161	AllianzGI NFJ Small-Cap Value Fund Class R6	1,206,368
52,653	American Century Real Estate Fund Class R6	1,567,479
108,104	DFA International Real Estate Securities Portfolio Institutional Class	536,194
301,789	Great-West American Century Growth Fund Institutional Class(a)	2,785,512
64,821	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	584,040
271,213	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	2,335,148
936,983	Great-West International Index Fund Institutional Class(a)	8,245,452
147,220	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,207,208
220,527	Great-West MFS International Growth Fund Institutional Class(a)	1,856,834
476,172	Great-West MFS International Value Fund Institutional Class(a)	4,537,917
303,652	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,790,566
Shares		Fair Value
Equity Mutual Funds — (continued)
394,396	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,407,586
159,046	Great-West Real Estate Index Fund Institutional Class(a)	1,555,471
1,325,642	Great-West S&P 500® Index Fund Institutional Class(a)	12,394,755
620,181	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,302,550
438,599	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,714,929
416,815	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,417,879
286,605	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,416,078
42,832	Invesco Global Real Estate Fund Class R6	537,539
59,003	Invesco International Growth Fund Class R6	1,854,459
27,786	Invesco Small Cap Discovery Fund Class R6	260,629
46,887	Janus Triton Fund Class N	1,042,764
288,366	Northern Emerging Markets Equity Index Fund	2,531,856
84,609	Oppenheimer Developing Markets Fund Class A	2,536,582

TOTAL EQUITY MUTUAL FUNDS — 89.37% (Cost $75,555,352)		$ 68,625,795
Account Balance
FIXED INTEREST CONTRACT
370,035 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	370,035

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $370,035)		$ 370,035
TOTAL INVESTMENTS — 100.05% (Cost $84,202,580)		$ 76,823,368
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (35,884)
TOTAL NET ASSETS — 100.00%		$ 76,787,484
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND I
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
7,241	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 72,483
868,396	Great-West Bond Index Fund Institutional Class(a)	8,432,128
435,255	Great-West Federated Bond Fund Institutional Class(a)	4,147,981
400,212	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,537,871
353,878	Great-West Putnam High Yield Bond Institutional Class(a)	3,085,814
3,671	Great-West Short Duration Bond Fund Institutional Class(a)	36,200
226,396	Great-West Templeton Global Bond Fund Institutional Class(a)	2,033,039
369,954	Oppenheimer International Bond Fund Class I	2,038,444
6,886	PIMCO Real Return Fund Institutional Class	72,375

TOTAL BOND MUTUAL FUNDS — 19.51% (Cost $25,074,348)		$ 23,456,335
EQUITY MUTUAL FUNDS
84,027	AllianzGI NFJ Small-Cap Value Fund Class R6	1,837,666
77,791	American Century Real Estate Fund Class R6	2,315,849
174,092	DFA International Real Estate Securities Portfolio Institutional Class	863,494
397,640	Great-West American Century Growth Fund Institutional Class(a)	3,670,218
85,242	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	768,034
357,890	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,081,437
1,366,417	Great-West International Index Fund Institutional Class(a)	12,024,468
225,067	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,845,549
321,447	Great-West MFS International Growth Fund Institutional Class(a)	2,706,587
694,516	Great-West MFS International Value Fund Institutional Class(a)	6,618,735
399,942	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,675,466
Shares		Fair Value
Equity Mutual Funds — (continued)
519,058	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,484,661
235,345	Great-West Real Estate Index Fund Institutional Class(a)	2,301,671
1,740,627	Great-West S&P 500® Index Fund Institutional Class(a)	16,274,864
816,644	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,982,307
667,546	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,654,113
548,750	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,499,748
376,313	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,172,318
68,964	Invesco Global Real Estate Fund Class R6	865,504
85,892	Invesco International Growth Fund Class R6	2,699,602
42,209	Invesco Small Cap Discovery Fund Class R6	395,922
71,221	Janus Triton Fund Class N	1,583,946
479,628	Northern Emerging Markets Equity Index Fund	4,211,130
140,938	Oppenheimer Developing Markets Fund Class A	4,225,322

TOTAL EQUITY MUTUAL FUNDS — 80.46% (Cost $101,415,878)		$ 96,758,611
Account Balance
FIXED INTEREST CONTRACT
96,516 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	96,516

TOTAL FIXED INTEREST CONTRACT — 0.08% (Cost $96,516)		$ 96,516
TOTAL INVESTMENTS — 100.05% (Cost $126,586,742)		$120,311,462
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (56,852)
TOTAL NET ASSETS — 100.00%		$120,254,610
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND II
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
21,305	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 213,262
2,539,764	Great-West Bond Index Fund Institutional Class(a)	24,661,110
1,267,754	Great-West Federated Bond Fund Institutional Class(a)	12,081,699
1,165,902	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,306,572
1,035,603	Great-West Putnam High Yield Bond Institutional Class(a)	9,030,457
14,415	Great-West Short Duration Bond Fund Institutional Class(a)	142,135
664,718	Great-West Templeton Global Bond Fund Institutional Class(a)	5,969,171
1,086,898	Oppenheimer International Bond Fund Class I	5,988,805
20,303	PIMCO Real Return Fund Institutional Class	213,383

TOTAL BOND MUTUAL FUNDS — 9.66% (Cost $73,327,420)		$ 68,606,594
EQUITY MUTUAL FUNDS
562,037	AllianzGI NFJ Small-Cap Value Fund Class R6	12,291,753
456,354	American Century Real Estate Fund Class R6	13,585,660
1,031,040	DFA International Real Estate Securities Portfolio Institutional Class	5,113,956
2,654,942	Great-West American Century Growth Fund Institutional Class(a)	24,505,119
567,856	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,116,385
2,384,636	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	20,531,718
9,145,242	Great-West International Index Fund Institutional Class(a)	80,478,128
1,498,586	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,288,407
2,151,124	Great-West MFS International Growth Fund Institutional Class(a)	18,112,462
4,643,530	Great-West MFS International Value Fund Institutional Class(a)	44,252,843
2,666,561	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	24,505,696
Shares		Fair Value
Equity Mutual Funds — (continued)
3,469,869	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 29,979,667
1,387,693	Great-West Real Estate Index Fund Institutional Class(a)	13,571,641
11,630,962	Great-West S&P 500® Index Fund Institutional Class(a)	108,749,495
5,457,968	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	46,665,627
4,460,731	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	37,782,389
3,656,024	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	29,979,395
2,495,689	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	21,038,655
407,571	Invesco Global Real Estate Fund Class R6	5,115,013
576,278	Invesco International Growth Fund Class R6	18,112,414
280,186	Invesco Small Cap Discovery Fund Class R6	2,628,148
475,890	Janus Triton Fund Class N	10,583,793
3,221,013	Northern Emerging Markets Equity Index Fund	28,280,494
943,408	Oppenheimer Developing Markets Fund Class A	28,283,378

TOTAL EQUITY MUTUAL FUNDS — 90.35% (Cost $670,377,915)		$641,552,236
Account Balance
FIXED INTEREST CONTRACT
284,384 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	284,384

TOTAL FIXED INTEREST CONTRACT — 0.04% (Cost $284,384)		$ 284,384
TOTAL INVESTMENTS — 100.05% (Cost $743,989,719)		$710,443,214
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (339,400)
TOTAL NET ASSETS — 100.00%		$710,103,814
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND III
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
777	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 7,781
76,859	Great-West Bond Index Fund Institutional Class(a)	746,296
38,346	Great-West Federated Bond Fund Institutional Class(a)	365,438
35,176	Great-West Loomis Sayles Bond Fund Institutional Class(a)	310,957
31,257	Great-West Putnam High Yield Bond Institutional Class(a)	272,562
394	Great-West Short Duration Bond Fund Institutional Class(a)	3,886
19,882	Great-West Templeton Global Bond Fund Institutional Class(a)	178,540
32,454	Oppenheimer International Bond Fund Class I	178,821
740	PIMCO Real Return Fund Institutional Class	7,777

TOTAL BOND MUTUAL FUNDS — 5.36% (Cost $2,206,254)		$ 2,072,058
EQUITY MUTUAL FUNDS
32,193	AllianzGI NFJ Small-Cap Value Fund Class R6	704,051
25,029	American Century Real Estate Fund Class R6	745,122
55,960	DFA International Real Estate Securities Portfolio Institutional Class	277,561
151,983	Great-West American Century Growth Fund Institutional Class(a)	1,402,803
32,619	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	293,894
136,694	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,176,935
522,284	Great-West International Index Fund Institutional Class(a)	4,596,101
86,523	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	709,491
123,160	Great-West MFS International Growth Fund Institutional Class(a)	1,037,004
265,593	Great-West MFS International Value Fund Institutional Class(a)	2,531,105
153,082	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,406,821
Shares		Fair Value
Equity Mutual Funds — (continued)
198,130	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,711,844
75,978	Great-West Real Estate Index Fund Institutional Class(a)	743,064
665,133	Great-West S&P 500® Index Fund Institutional Class(a)	6,218,994
311,736	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,665,339
255,400	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,163,240
210,469	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,725,846
146,185	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,232,343
22,197	Invesco Global Real Estate Fund Class R6	278,576
32,879	Invesco International Growth Fund Class R6	1,033,393
16,042	Invesco Small Cap Discovery Fund Class R6	150,476
27,068	Janus Triton Fund Class N	601,985
183,634	Northern Emerging Markets Equity Index Fund	1,612,306
53,955	Oppenheimer Developing Markets Fund Class A	1,617,576

TOTAL EQUITY MUTUAL FUNDS — 94.67% (Cost $40,483,982)		$ 36,635,870
Account Balance
FIXED INTEREST CONTRACT
7,785 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	7,785

TOTAL FIXED INTEREST CONTRACT — 0.02% (Cost $7,785)		$ 7,785
TOTAL INVESTMENTS — 100.05% (Cost $42,698,021)		$ 38,715,713
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (18,138)
TOTAL NET ASSETS — 100.00%		$ 38,697,575
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND I
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
228,366	Great-West Bond Index Fund Institutional Class(a)	$ 2,217,433
114,212	Great-West Federated Bond Fund Institutional Class(a)	1,088,439
104,722	Great-West Loomis Sayles Bond Fund Institutional Class(a)	925,748
92,837	Great-West Putnam High Yield Bond Institutional Class(a)	809,541
65,950	Great-West Templeton Global Bond Fund Institutional Class(a)	592,228
107,642	Oppenheimer International Bond Fund Class I	593,107

TOTAL BOND MUTUAL FUNDS — 15.41% (Cost $6,655,590)		$ 6,226,496
EQUITY MUTUAL FUNDS
31,920	AllianzGI NFJ Small-Cap Value Fund Class R6	698,083
24,810	American Century Real Estate Fund Class R6	738,582
60,112	DFA International Real Estate Securities Portfolio Institutional Class	298,154
132,239	Great-West American Century Growth Fund Institutional Class(a)	1,220,569
28,219	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	254,258
118,674	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,021,784
501,679	Great-West International Index Fund Institutional Class(a)	4,414,778
85,307	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	699,518
117,859	Great-West MFS International Growth Fund Institutional Class(a)	992,372
255,302	Great-West MFS International Value Fund Institutional Class(a)	2,433,030
Shares		Fair Value
Equity Mutual Funds — (continued)
132,857	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 1,220,956
172,292	Great-West Putnam Equity Income Fund Institutional Class(a)	1,488,603
75,305	Great-West Real Estate Index Fund Institutional Class(a)	736,486
577,270	Great-West S&P 500® Index Fund Institutional Class(a)	5,397,478
270,975	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,316,839
252,367	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,137,551
181,750	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,490,346
125,539	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,058,289
23,847	Invesco Global Real Estate Fund Class R6	299,277
31,539	Invesco International Growth Fund Class R6	991,278
15,906	Invesco Small Cap Discovery Fund Class R6	149,194
27,020	Janus Triton Fund Class N	600,929
200,794	Northern Emerging Markets Equity Index Fund	1,762,971
58,984	Oppenheimer Developing Markets Fund Class A	1,768,330

TOTAL EQUITY MUTUAL FUNDS — 84.64% (Cost $37,065,039)		$ 34,189,655
TOTAL INVESTMENTS — 100.05% (Cost $43,720,629)		$ 40,416,151
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (19,144)
TOTAL NET ASSETS — 100.00%		$ 40,397,007
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND II
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
670,978	Great-West Bond Index Fund Institutional Class(a)	$ 6,515,191
337,086	Great-West Federated Bond Fund Institutional Class(a)	3,212,432
309,684	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,737,602
272,538	Great-West Putnam High Yield Bond Institutional Class(a)	2,376,534
193,972	Great-West Templeton Global Bond Fund Institutional Class(a)	1,741,868
317,172	Oppenheimer International Bond Fund Class I	1,747,620

TOTAL BOND MUTUAL FUNDS — 8.11% (Cost $19,597,509)		$ 18,331,247
EQUITY MUTUAL FUNDS
194,430	AllianzGI NFJ Small-Cap Value Fund Class R6	4,252,191
137,731	American Century Real Estate Fund Class R6	4,100,239
337,417	DFA International Real Estate Securities Portfolio Institutional Class	1,673,587
806,304	Great-West American Century Growth Fund Institutional Class(a)	7,442,182
173,203	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,560,559
725,106	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	6,243,162
3,071,382	Great-West International Index Fund Institutional Class(a)	27,028,164
518,653	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,252,954
722,638	Great-West MFS International Growth Fund Institutional Class(a)	6,084,614
1,559,400	Great-West MFS International Value Fund Institutional Class(a)	14,861,082
Shares		Fair Value
Equity Mutual Funds — (continued)
809,850	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 7,442,521
1,052,363	Great-West Putnam Equity Income Fund Institutional Class(a)	9,092,421
418,703	Great-West Real Estate Index Fund Institutional Class(a)	4,094,919
3,541,375	Great-West S&P 500® Index Fund Institutional Class(a)	33,111,853
1,658,659	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	14,181,533
1,546,136	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,095,774
1,109,045	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	9,094,167
757,070	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,382,102
133,379	Invesco Global Real Estate Fund Class R6	1,673,909
193,571	Invesco International Growth Fund Class R6	6,083,924
98,856	Invesco Small Cap Discovery Fund Class R6	927,273
164,748	Janus Triton Fund Class N	3,663,991
1,225,967	Northern Emerging Markets Equity Index Fund	10,763,987
359,110	Oppenheimer Developing Markets Fund Class A	10,766,129

TOTAL EQUITY MUTUAL FUNDS — 91.94% (Cost $222,078,488)		$207,873,237
TOTAL INVESTMENTS — 100.05% (Cost $241,675,997)		$226,204,484
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (106,431)
TOTAL NET ASSETS — 100.00%		$226,098,053
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND III
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
18,933	Great-West Bond Index Fund Institutional Class(a)	$ 183,839
9,538	Great-West Federated Bond Fund Institutional Class(a)	90,899
8,762	Great-West Loomis Sayles Bond Fund Institutional Class(a)	77,458
7,709	Great-West Putnam High Yield Bond Institutional Class(a)	67,223
5,517	Great-West Templeton Global Bond Fund Institutional Class(a)	49,537
9,007	Oppenheimer International Bond Fund Class I	49,630

TOTAL BOND MUTUAL FUNDS — 5.02% (Cost $552,322)		$ 518,586
EQUITY MUTUAL FUNDS
9,175	AllianzGI NFJ Small-Cap Value Fund Class R6	200,656
6,313	American Century Real Estate Fund Class R6	187,940
15,317	DFA International Real Estate Securities Portfolio Institutional Class	75,971
38,239	Great-West American Century Growth Fund Institutional Class(a)	352,946
8,109	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	73,066
34,329	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	295,575
144,447	Great-West International Index Fund Institutional Class(a)	1,271,134
24,988	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	204,898
34,145	Great-West MFS International Growth Fund Institutional Class(a)	287,505
73,517	Great-West MFS International Value Fund Institutional Class(a)	700,613
Shares		Fair Value
Equity Mutual Funds — (continued)
38,645	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$ 355,143
49,790	Great-West Putnam Equity Income Fund Institutional Class(a)	430,189
19,176	Great-West Real Estate Index Fund Institutional Class(a)	187,537
166,590	Great-West S&P 500® Index Fund Institutional Class(a)	1,557,619
78,395	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	670,279
73,768	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	624,818
53,282	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	436,909
37,338	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	314,759
6,073	Invesco Global Real Estate Fund Class R6	76,211
9,086	Invesco International Growth Fund Class R6	285,575
4,600	Invesco Small Cap Discovery Fund Class R6	43,150
7,761	Janus Triton Fund Class N	172,605
57,706	Northern Emerging Markets Equity Index Fund	506,655
16,942	Oppenheimer Developing Markets Fund Class A	507,925

TOTAL EQUITY MUTUAL FUNDS — 95.03% (Cost $10,843,982)		$ 9,819,678
TOTAL INVESTMENTS — 100.05% (Cost $11,396,304)		$ 10,338,264
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (4,740)
TOTAL NET ASSETS — 100.00%		$ 10,333,524
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
ASSETS:
Investments at fair value, affiliated(a)	$108,781,191	$727,548,180	$43,313,442
Investments at fair value, unaffiliated(b)	35,728,225	219,421,051	11,902,136
Subscriptions receivable	308,249	1,576,288	42,376
Receivable for investments sold	-	1,814,701	-
Total Assets	144,817,665	950,360,220	55,257,954
LIABILITIES:
Payable to investment adviser	10,852	73,068	4,341
Payable for administrative services fees	43,876	276,673	16,059
Redemptions payable	62,189	3,277,247	-
Payable for investments purchased	246,059	113,742	42,376
Payable for distribution fees	11,797	82,418	4,292
Total Liabilities	374,773	3,823,148	67,068
NET ASSETS	$144,442,892	$946,537,072	$55,190,886
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,263,406	$7,949,890	$437,233
Paid-in capital in excess of par	151,915,824	972,320,281	58,272,964
Net unrealized depreciation	(8,113,455)	(43,908,206)	(3,984,024)
Accumulated net realized gain (loss)	(622,883)	10,175,107	464,713
NET ASSETS	$144,442,892	$946,537,072	$55,190,886
NET ASSETS BY CLASS
Class T	$8,435,360	$107,252,288	$3,547,696
Class T1	$135,438,636	$718,780,910	$51,633,513
Class L	N/A	$102,547,993	N/A
Institutional Class	$568,896	$17,955,881	$9,677
CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	100,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	739,663	8,458,196	279,232
Class T1	11,832,492	56,777,301	4,092,059
Class L	N/A	12,296,447	N/A
Institutional Class	61,903	1,966,957	1,038
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$11.40	$12.68	$12.71
Class T1	$11.45	$12.66	$12.62
Class L	N/A	$8.34	N/A
Institutional Class	$9.19	$9.13	$9.32
(a) Cost of investments, affiliated	$114,797,285	$757,883,397	$46,563,488
(b) Cost of investments, unaffiliated	$37,825,586	$232,994,040	$12,636,114
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
ASSETS:
Investments at fair value, affiliated(a)	$202,853,583	$1,291,131,433	$79,853,219
Investments at fair value, unaffiliated(b)	50,892,638	302,790,237	17,397,980
Subscriptions receivable	791,678	2,949,378	64,814
Receivable for investments sold	-	3,242,292	-
Total Assets	254,537,899	1,600,113,340	97,316,013
LIABILITIES:
Payable to investment adviser	21,741	141,201	8,805
Payable for administrative services fees	75,118	468,762	28,684
Redemptions payable	38,383	5,860,542	4,953
Payable for investments purchased	753,295	331,128	59,861
Payable for distribution fees	19,174	130,497	7,245
Total Liabilities	907,711	6,932,130	109,548
NET ASSETS	$253,630,188	$1,593,181,210	$97,206,465
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,083,416	$12,045,147	$732,562
Paid-in capital in excess of par	263,191,743	1,614,673,570	102,527,011
Net unrealized depreciation	(14,419,771)	(66,447,879)	(8,178,281)
Accumulated net realized gain	2,774,800	32,910,372	2,125,173
NET ASSETS	$253,630,188	$1,593,181,210	$97,206,465
NET ASSETS BY CLASS
Class T	$26,795,394	$168,791,245	$11,233,672
Class T1	$223,466,714	$1,314,322,589	$85,963,197
Class L	N/A	$86,510,209	N/A
Institutional Class	$3,368,080	$23,557,167	$9,596
CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	120,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	2,191,386	12,141,397	842,633
Class T1	18,267,983	95,081,308	6,481,938
Class L	N/A	10,568,200	N/A
Institutional Class	374,791	2,660,569	1,051
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$12.23	$13.90	$13.33
Class T1	$12.23	$13.82	$13.26
Class L	N/A	$8.19	N/A
Institutional Class	$8.99	$8.85	$9.13
(a) Cost of investments, affiliated	$213,291,010	$1,332,116,619	$86,435,704
(b) Cost of investments, unaffiliated	$54,874,982	$328,252,930	$18,993,776
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
ASSETS:
Investments at fair value, affiliated(a)	$178,087,679	$1,105,157,621	$63,538,213
Investments at fair value, unaffiliated(b)	37,364,840	231,465,232	13,285,155
Subscriptions receivable	650,169	2,227,174	92,627
Receivable for investments sold	-	3,707,898	-
Total Assets	216,102,688	1,342,557,925	76,915,995
LIABILITIES:
Payable to investment adviser	20,451	128,367	7,363
Payable for administrative services fees	64,064	395,875	22,651
Redemptions payable	113,233	5,593,668	26,109
Payable for investments purchased	536,937	341,404	66,519
Payable for distribution fees	16,535	109,633	5,869
Total Liabilities	751,220	6,568,947	128,511
NET ASSETS	$215,351,468	$1,335,988,978	$76,787,484
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,636,777	$9,264,793	$595,534
Paid-in capital in excess of par	220,053,950	1,330,721,261	81,222,561
Net unrealized depreciation	(11,289,718)	(48,376,463)	(7,379,212)
Accumulated net realized gain	4,950,459	44,379,387	2,348,601
NET ASSETS	$215,351,468	$1,335,988,978	$76,787,484
NET ASSETS BY CLASS
Class T	$21,286,379	$148,799,808	$7,131,226
Class T1	$191,873,511	$1,103,094,965	$69,646,737
Class L	N/A	$72,931,033	N/A
Institutional Class	$2,191,578	$11,163,172	$9,521
CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	100,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	1,610,130	9,785,816	546,457
Class T1	14,505,225	72,762,244	5,407,829
Class L	N/A	8,813,529	N/A
Institutional Class	252,414	1,286,338	1,050
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.22	$15.21	$13.05
Class T1	$13.23	$15.16	$12.88
Class L	N/A	$8.27	N/A
Institutional Class	$8.68	$8.68	$9.07
(a) Cost of investments, affiliated	$185,358,203	$1,126,080,869	$69,207,208
(b) Cost of investments, unaffiliated	$41,384,034	$258,918,447	$14,995,372
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III
ASSETS:
Investments at fair value, affiliated(a)	$99,129,725	$580,033,155	$31,500,288
Investments at fair value, unaffiliated(b)	21,181,737	130,410,059	7,215,425
Subscriptions receivable	348,328	1,817,604	67,055
Receivable for investments sold	-	5,002,759	1,203
Total Assets	120,659,790	717,263,577	38,783,971
LIABILITIES:
Payable to investment adviser	11,833	69,617	3,705
Payable for administrative services fees	35,844	211,403	11,351
Redemptions payable	80,407	6,558,218	47,229
Payable for investments purchased	267,921	262,145	21,029
Payable for distribution fees	9,175	58,380	3,082
Total Liabilities	405,180	7,159,763	86,396
NET ASSETS	$120,254,610	$710,103,814	$38,697,575
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$869,296	$4,813,074	$310,740
Paid-in capital in excess of par	121,710,681	711,702,049	41,171,156
Net unrealized depreciation	(6,275,280)	(33,546,505)	(3,982,308)
Accumulated net realized gain	3,949,913	27,135,196	1,197,987
NET ASSETS	$120,254,610	$710,103,814	$38,697,575
NET ASSETS BY CLASS
Class T	$12,871,640	$78,063,510	$1,918,392
Class T1	$106,551,017	$590,069,912	$36,769,707
Class L	N/A	$36,699,510	N/A
Institutional Class	$831,953	$5,270,882	$9,476
CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	50,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	925,967	5,005,938	149,583
Class T1	7,670,674	38,091,195	2,956,769
Class L	N/A	4,424,083	N/A
Institutional Class	96,316	609,519	1,046
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.90	$15.59	$12.82
Class T1	$13.89	$15.49	$12.44
Class L	N/A	$8.30	N/A
Institutional Class	$8.64	$8.65	$9.06
(a) Cost of investments, affiliated	$102,514,898	$594,990,823	$34,465,859
(b) Cost of investments, unaffiliated	$24,071,844	$148,998,896	$8,232,162
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III
ASSETS:
Investments at fair value, affiliated(a)	$32,516,246	$180,551,634	$8,231,946
Investments at fair value, unaffiliated(b)	7,899,905	45,652,850	2,106,318
Subscriptions receivable	169,010	987,479	31,819
Receivable for investments sold	-	1,728,481	-
Total Assets	40,585,161	228,920,444	10,370,083
LIABILITIES:
Payable to investment adviser	3,943	21,849	959
Payable for administrative services fees	12,071	67,148	2,960
Redemptions payable	66,910	2,547,659	12,377
Payable for investments purchased	102,100	168,301	19,442
Payable for distribution fees	3,130	17,434	821
Total Liabilities	188,154	2,822,391	36,559
NET ASSETS	$40,397,007	$226,098,053	$10,333,524
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$299,943	$1,487,884	$70,239
Paid-in capital in excess of par	42,211,540	231,674,274	11,002,557
Net unrealized depreciation	(3,304,478)	(15,471,513)	(1,058,040)
Undistributed net investment income	-	-	8,047
Accumulated net realized gain	1,190,002	8,407,408	310,721
NET ASSETS	$40,397,007	$226,098,053	$10,333,524
NET ASSETS BY CLASS
Class T	$3,807,267	$28,650,848	$319,661
Class T1	$36,402,095	$191,491,517	$10,004,430
Class L	N/A	$5,130,215	N/A
Institutional Class	$187,645	$825,473	$9,433
CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	35,000,000	35,000,000
Class L	5,000,000	23,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	281,626	1,838,174	21,170
Class T1	2,696,057	12,334,087	680,172
Class L	N/A	611,886	N/A
Institutional Class	21,748	94,690	1,049
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.52	$15.59	$15.10
Class T1	$13.50	$15.53	$14.71
Class L	N/A	$8.38	N/A
Institutional Class	$8.63	$8.72	$8.99
(a) Cost of investments, affiliated	$34,687,974	$189,104,092	$8,987,814
(b) Cost of investments, unaffiliated	$9,032,655	$52,571,905	$2,408,490
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
INVESTMENT INCOME:
Interest, affiliated	$198,427	$1,002,577	$42,874
Dividends, affiliated	2,896,360	17,799,265	947,268
Dividends, unaffiliated	585,417	3,428,164	177,651
Total Income	3,680,204	22,230,006	1,167,793
EXPENSES:
Management fees	203,529	1,192,346	59,852
Administrative services fees – Class T	25,667	288,392	8,451
Administrative services fees – Class T1	353,271	1,801,608	113,149
Administrative services fees – Class L	-	205,301	-
Distribution fees – Class T1	156,296	780,581	46,263
Distribution fees – Class L	-	196,639	-
Total Expenses	738,763	4,464,867	227,715
Less amount waived for management fees	31,469	169,741	7,874
Net Expenses	707,294	4,295,126	219,841
NET INVESTMENT INCOME	2,972,910	17,934,880	947,952
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	2,042,080	15,300,152	(18,967)
Net realized gain (loss) on investments, unaffiliated	(34,426)	727,854	(142,250)
Realized gain distributions received, affiliated	2,454,414	20,555,841	1,391,994
Realized gain distributions received, unaffiliated	122,092	1,064,031	77,113
Net Realized Gain	4,584,160	37,647,878	1,307,890
Net change in unrealized depreciation on investments	(9,185,373)	(68,275,005)	(3,136,744)
Net Realized and Unrealized Loss	(4,601,213)	(30,627,127)	(1,828,854)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,628,303)	$(12,692,247)	$(880,902)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
INVESTMENT INCOME:
Interest, affiliated	$174,113	$792,365	$27,398
Dividends, affiliated	5,287,747	31,203,624	1,659,975
Dividends, unaffiliated	928,934	5,423,065	291,817
Total Income	6,390,794	37,419,054	1,979,190
EXPENSES:
Management fees	331,511	1,974,913	98,732
Administrative services fees – Class T	65,419	428,975	26,587
Administrative services fees – Class T1	563,816	3,212,952	179,264
Administrative services fees – Class L	-	184,817	-
Distribution fees – Class T1	245,355	1,377,332	71,112
Distribution fees – Class L	-	180,289	-
Total Expenses	1,206,101	7,359,278	375,695
Less amount waived for management fees	28,595	163,664	7,176
Net Expenses	1,177,506	7,195,614	368,519
NET INVESTMENT INCOME	5,213,288	30,223,440	1,610,671
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	4,989,680	33,256,896	234,250
Net realized gain (loss) on investments, unaffiliated	786,603	8,303,281	(70,400)
Realized gain distributions received, affiliated	5,723,901	45,939,396	3,325,427
Realized gain distributions received, unaffiliated	347,235	2,906,359	223,720
Net Realized Gain	11,847,419	90,405,932	3,712,997
Net change in unrealized depreciation on investments	(20,704,372)	(145,434,626)	(7,262,456)
Net Realized and Unrealized Loss	(8,856,953)	(55,028,694)	(3,549,459)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,643,665)	$(24,805,254)	$(1,938,788)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
INVESTMENT INCOME:
Interest, affiliated	$44,705	$149,041	$3,554
Dividends, affiliated	4,345,508	24,509,483	1,255,495
Dividends, unaffiliated	743,885	4,367,588	237,143
Total Income	5,134,098	29,026,112	1,496,192
EXPENSES:
Management fees	274,368	1,621,486	79,155
Administrative services fees – Class T	47,413	365,315	16,656
Administrative services fees – Class T1	478,751	2,657,198	147,892
Administrative services fees – Class L	-	158,353	-
Distribution fees – Class T1	207,318	1,128,459	58,990
Distribution fees – Class L	-	156,446	-
Total Expenses	1,007,850	6,087,257	302,693
Less amount waived for management fees	13,846	79,264	3,763
Net Expenses	994,004	6,007,993	298,930
NET INVESTMENT INCOME	4,140,094	23,018,119	1,197,262
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	6,207,741	28,806,223	187,027
Net realized gain (loss) on investments, unaffiliated	1,220,760	9,670,558	(66,702)
Realized gain distributions received, affiliated	6,822,157	51,756,148	3,273,655
Realized gain distributions received, unaffiliated	501,484	3,929,249	258,724
Net Realized Gain	14,752,142	94,162,178	3,652,704
Net change in unrealized depreciation on investments	(22,470,221)	(142,473,541)	(6,567,586)
Net Realized and Unrealized Loss	(7,718,079)	(48,311,363)	(2,914,882)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,577,985)	$(25,293,244)	$(1,717,620)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III
INVESTMENT INCOME:
Interest, affiliated	$397	$1,162	$30
Dividends, affiliated	2,230,136	12,176,364	612,202
Dividends, unaffiliated	421,278	2,435,155	127,967
Total Income	2,651,811	14,612,681	740,199
EXPENSES:
Management fees	149,505	847,901	40,108
Administrative services fees – Class T	29,294	187,145	4,447
Administrative services fees – Class T1	261,090	1,410,388	79,359
Administrative services fees – Class L	-	78,636	-
Distribution fees – Class T1	111,459	595,485	31,565
Distribution fees – Class L	-	74,827	-
Total Expenses	551,348	3,194,382	155,479
Less amount waived for management fees	6,233	40,209	2,090
Net Expenses	545,115	3,154,173	153,389
NET INVESTMENT INCOME	2,106,696	11,458,508	586,810
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,192,930	14,785,877	79,811
Net realized gain (loss) on investments, unaffiliated	705,582	4,897,347	(80,028)
Realized gain distributions received, affiliated	4,623,169	30,414,009	1,689,162
Realized gain distributions received, unaffiliated	398,560	2,637,502	148,583
Net Realized Gain	8,920,241	52,734,735	1,837,528
Net change in unrealized depreciation on investments	(13,383,064)	(79,838,249)	(3,429,364)
Net Realized and Unrealized Loss	(4,462,823)	(27,103,514)	(1,591,836)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,356,127)	$(15,645,006)	$(1,005,026)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Lifetime 2055 Fund I	Great-West Lifetime 2055 Fund II	Great-West Lifetime 2055 Fund III
INVESTMENT INCOME:
Dividends, affiliated	$698,853	$3,642,013	$152,168
Dividends, unaffiliated	152,557	826,252	35,369
Total Income	851,410	4,468,265	187,537
EXPENSES:
Management fees	48,714	253,816	9,791
Administrative services fees – Class T	8,871	65,219	707
Administrative services fees – Class T1	86,802	434,526	20,033
Administrative services fees – Class L	-	11,873	-
Distribution fees – Class T1	36,487	179,213	7,872
Distribution fees – Class L	-	11,654	-
Total Expenses	180,874	956,301	38,403
Less amount waived by distributor - Class L	-	6	-
Less amount waived for management fees	2,531	14,758	616
Net Expenses	178,343	941,537	37,787
NET INVESTMENT INCOME	673,067	3,526,728	149,750
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,103,872	3,372,662	20,316
Net realized gain (loss) on investments, unaffiliated	54,279	950,411	(17,975)
Realized gain distributions received, affiliated	1,572,653	9,487,499	430,152
Realized gain distributions received, unaffiliated	151,475	910,578	41,073
Net Realized Gain	2,882,279	14,721,150	473,566
Net change in unrealized depreciation on investments	(4,484,786)	(24,055,114)	(897,270)
Net Realized and Unrealized Loss	(1,602,507)	(9,333,964)	(423,704)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(929,440)	$(5,807,236)	$(273,954)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2015 Fund I	2015	2014
OPERATIONS:
Net investment income	$2,972,910	$4,898,076
Net realized gain	4,584,160	8,005,321
Net change in unrealized depreciation	(9,185,373)	(1,439,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,628,303)	11,463,400
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(207,220)	(643,472)
Class T1	(2,821,368)	(4,317,692)
Institutional Class	(9,040)	N/A
From net investment income	(3,037,628)	(4,961,164)
From net realized gains
Class T	(433,961)	(1,012,321)
Class T1	(6,694,761)	(6,706,530)
Institutional Class	(9,982)	N/A
From net realized gains	(7,138,704)	(7,718,851)
Total Distributions	(10,176,332)	(12,680,015)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,647,895	8,967,303
Class T1	39,293,054	51,625,685
Institutional Class	571,712	N/A
Shares issued in reinvestment of distributions
Class T	641,181	1,655,793
Class T1	9,516,129	11,024,222
Institutional Class	19,022	N/A
Shares redeemed
Class T	(13,752,209)	(29,079,382)
Class T1	(70,579,965)	(61,155,707)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,643,181)	(16,962,086)
Total Decrease in Net Assets	(44,447,816)	(18,178,701)
NET ASSETS:
Beginning of year	188,890,708	207,069,409
End of year	$144,442,892	$188,890,708
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	134,311	704,008
Class T1	3,172,068	4,032,846
Institutional Class	59,838	N/A
Shares issued in reinvestment of distributions
Class T	54,765	130,620
Class T1	812,045	871,291
Institutional Class	2,065	N/A
Shares redeemed
Class T	(1,104,937)	(2,267,859)
Class T1	(5,724,217)	(4,755,608)
Net Decrease	(2,594,062)	(1,284,702)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2015 Fund II	2015	2014
OPERATIONS:
Net investment income	$17,934,880	$23,422,317
Net realized gain	37,647,878	45,418,266
Net change in unrealized depreciation	(68,275,005)	(11,790,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,692,247)	57,050,255
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(2,214,218)	(3,599,461)
Class T1	(13,134,699)	(18,370,857)
Class L	(2,648,889)	(1,462,016)
Institutional Class	(361,737)	N/A
From net investment income	(18,359,543)	(23,432,334)
From net realized gains
Class T	(5,349,855)	(5,177,022)
Class T1	(36,283,890)	(26,759,686)
Class L	(6,696,727)	(2,032,378)
Institutional Class	(491,041)	N/A
From net realized gains	(48,821,513)	(33,969,086)
Total Distributions	(67,181,056)	(57,401,420)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	26,781,956	70,181,052
Class T1	213,991,904	262,267,726
Class L	86,074,206	30,779,830
Institutional Class	19,242,089	N/A
Shares issued in reinvestment of distributions
Class T	7,564,073	8,776,483
Class T1	49,418,589	45,130,543
Class L	9,345,616	3,494,394
Institutional Class	852,778	N/A
Shares redeemed
Class T	(58,789,139)	(97,998,795)
Class T1	(282,952,969)	(255,910,580)
Class L	(30,979,744)	(8,709,092)
Institutional Class	(1,463,236)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	39,086,123	58,011,561
Total Increase (Decrease) in Net Assets	(40,787,180)	57,660,396
NET ASSETS:
Beginning of year	987,324,252	929,663,856
End of year(a)	$946,537,072	$987,324,252
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2015 Fund II	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,952,309	5,011,568
Class T1	15,683,280	18,660,963
Class L	9,298,528	3,132,902
Institutional Class	2,026,417	N/A
Shares issued in reinvestment of distributions
Class T	582,633	626,135
Class T1	3,819,347	3,233,533
Class L	1,088,510	365,579
Institutional Class	93,097	N/A
Shares redeemed
Class T	(4,321,642)	(6,908,362)
Class T1	(20,820,724)	(18,210,100)
Class L	(3,360,335)	(887,322)
Institutional Class	(152,557)	N/A
Net Increase	5,888,863	5,024,896
(a) Including undistributed net investment income:	$0	$404,142
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2015 Fund III	2015	2014
OPERATIONS:
Net investment income	$947,952	$982,747
Net realized gain	1,307,890	3,307,429
Net change in unrealized depreciation	(3,136,744)	(1,845,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	(880,902)	2,444,393
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(72,204)	(179,575)
Class T1	(930,406)	(814,207)
Institutional Class	(290)	N/A
From net investment income	(1,002,900)	(993,782)
From net realized gains
Class T	(165,808)	(511,105)
Class T1	(2,330,970)	(1,618,898)
Institutional Class	(79)	N/A
From net realized gains	(2,496,857)	(2,130,003)
Total Distributions	(3,499,757)	(3,123,785)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	537,801	2,179,376
Class T1	27,924,882	39,069,949
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Class T	238,012	690,680
Class T1	3,261,376	2,433,105
Institutional Class	369	N/A
Shares redeemed
Class T	(676,063)	(21,332,429)
Class T1	(13,639,576)	(12,105,161)
Net Increase in Net Assets Resulting from Capital Share Transactions	17,656,801	10,935,520
Total Increase in Net Assets	13,276,142	10,256,128
NET ASSETS:
Beginning of year	41,914,744	31,658,616
End of year(a)	$55,190,886	$41,914,744
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	39,600	152,680
Class T1	2,054,454	2,730,097
Institutional Class	999	N/A
Shares issued in reinvestment of distributions
Class T	18,446	48,244
Class T1	254,815	175,137
Institutional Class	39	N/A
Shares redeemed
Class T	(49,373)	(1,481,108)
Class T1	(1,008,089)	(847,148)
Net Increase	1,310,891	777,902
(a) Including undistributed net investment income:	$0	$9,637
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2025 Fund I	2015	2014
OPERATIONS:
Net investment income	$5,213,288	$7,023,527
Net realized gain	11,847,419	16,009,780
Net change in unrealized depreciation	(20,704,372)	(6,202,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,643,665)	16,830,324
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(591,184)	(1,015,849)
Class T1	(4,707,268)	(6,062,055)
Institutional Class	(68,559)	N/A
From net investment income	(5,367,011)	(7,077,904)
From net realized gains
Class T	(1,494,104)	(2,109,587)
Class T1	(12,953,480)	(12,805,736)
Institutional Class	(108,800)	N/A
From net realized gains	(14,556,384)	(14,915,323)
Total Distributions	(19,923,395)	(21,993,227)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,284,004	12,982,625
Class T1	57,291,943	83,989,935
Institutional Class	3,965,530	N/A
Shares issued in reinvestment of distributions
Class T	2,085,288	3,125,436
Class T1	17,660,748	18,867,791
Institutional Class	177,359	N/A
Shares redeemed
Class T	(17,608,195)	(31,992,341)
Class T1	(84,301,356)	(77,287,357)
Institutional Class	(578,455)	N/A
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(15,023,134)	9,686,089
Total Increase (Decrease) in Net Assets	(38,590,194)	4,523,186
NET ASSETS:
Beginning of year	292,220,382	287,697,196
End of year(a)	$253,630,188	$292,220,382
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2025 Fund I	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	475,919	935,375
Class T1	4,277,784	6,017,320
Institutional Class	414,926	N/A
Shares issued in reinvestment of distributions
Class T	166,198	226,945
Class T1	1,406,814	1,373,949
Institutional Class	19,662	N/A
Shares redeemed
Class T	(1,299,018)	(2,291,768)
Class T1	(6,325,249)	(5,523,947)
Institutional Class	(59,797)	N/A
Net Increase (Decrease)	(922,761)	737,874
(a) Including undistributed net investment income:	$0	$75,943
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2025 Fund II	2015	2014
OPERATIONS:
Net investment income	$30,223,440	$35,388,140
Net realized gain	90,405,932	83,715,730
Net change in unrealized depreciation	(145,434,626)	(26,763,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,805,254)	92,340,543
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,471,655)	(4,726,750)
Class T1	(24,572,082)	(28,960,461)
Class L	(2,598,492)	(1,614,755)
Institutional Class	(565,947)	N/A
From net investment income	(31,208,176)	(35,301,966)
From net realized gains
Class T	(10,845,140)	(7,801,267)
Class T1	(86,860,874)	(46,610,203)
Class L	(8,735,648)	(2,461,934)
Institutional Class	(1,073,920)	N/A
From net realized gains	(107,515,582)	(56,873,404)
Total Distributions	(138,723,758)	(92,175,370)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	42,328,651	94,339,827
Class T1	389,715,327	445,734,374
Class L	63,419,539	29,336,328
Institutional Class	23,870,028	N/A
Shares issued in reinvestment of distributions
Class T	14,316,795	12,528,017
Class T1	111,432,956	75,570,664
Class L	11,334,140	4,076,689
Institutional Class	1,639,867	N/A
Shares redeemed
Class T	(70,784,210)	(116,825,778)
Class T1	(414,369,911)	(306,929,033)
Class L	(25,961,629)	(11,661,092)
Institutional Class	(638,767)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	146,302,786	226,169,996
Total Increase (Decrease) in Net Assets	(17,226,226)	226,335,169
NET ASSETS:
Beginning of year	1,610,407,436	1,384,072,267
End of year(a)	$1,593,181,210	$1,610,407,436
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2025 Fund II	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,769,665	6,046,074
Class T1	25,693,642	28,565,935
Class L	6,702,211	2,920,418
Institutional Class	2,543,478	N/A
Shares issued in reinvestment of distributions
Class T	1,002,874	797,891
Class T1	7,859,746	4,853,138
Class L	1,333,387	414,483
Institutional Class	184,253	N/A
Shares redeemed
Class T	(4,648,041)	(7,378,268)
Class T1	(27,384,052)	(19,684,050)
Class L	(2,778,980)	(1,159,929)
Institutional Class	(67,162)	N/A
Net Increase	13,211,021	15,375,692
(a) Including undistributed net investment income:	$0	$991,664
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2025 Fund III	2015	2014
OPERATIONS:
Net investment income	$1,610,671	$1,695,395
Net realized gain	3,712,997	12,163,445
Net change in unrealized depreciation	(7,262,456)	(7,847,618)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,938,788)	6,011,222
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(212,229)	(450,561)
Class T1	(1,445,292)	(1,253,835)
Institutional Class	(311)	N/A
From net investment income	(1,657,832)	(1,704,396)
From net realized gains
Class T	(1,301,802)	(1,791,216)
Class T1	(8,975,338)	(3,388,594)
Institutional Class	(170)	N/A
From net realized gains	(10,277,310)	(5,179,810)
Total Distributions	(11,935,142)	(6,884,206)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,573,159	10,360,635
Class T1	53,492,950	46,921,497
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Class T	1,514,031	2,241,777
Class T1	10,420,630	4,642,429
Institutional Class	481	N/A
Shares redeemed
Class T	(955,700)	(61,229,323)
Class T1	(18,670,856)	(12,132,619)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	47,384,695	(9,195,604)
Total Increase (Decrease) in Net Assets	33,510,765	(10,068,588)
NET ASSETS:
Beginning of year	63,695,700	73,764,288
End of year(a)	$97,206,465	$63,695,700
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	103,093	634,750
Class T1	3,524,808	2,855,134
Institutional Class	999	N/A
Shares issued in reinvestment of distributions
Class T	111,763	137,051
Class T1	774,121	293,404
Institutional Class	52	N/A
Shares redeemed
Class T	(65,803)	(3,694,240)
Class T1	(1,229,997)	(740,030)
Net Increase (Decrease)	3,219,036	(513,931)
(a) Including undistributed net investment income:	$0	$34,141
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2035 Fund I	2015	2014
OPERATIONS:
Net investment income	$4,140,094	$5,082,220
Net realized gain	14,752,142	16,692,922
Net change in unrealized depreciation	(22,470,221)	(8,307,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,577,985)	13,467,991
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(442,196)	(561,538)
Class T1	(3,813,630)	(4,558,201)
Institutional Class	(48,105)	N/A
From net investment income	(4,303,931)	(5,119,739)
From net realized gains
Class T	(1,550,361)	(1,618,719)
Class T1	(15,137,191)	(12,908,579)
Institutional Class	(108,130)	N/A
From net realized gains	(16,795,682)	(14,527,298)
Total Distributions	(21,099,613)	(19,647,037)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	6,884,569	10,547,326
Class T1	52,730,264	71,423,198
Institutional Class	2,224,105	N/A
Shares issued in reinvestment of distributions
Class T	1,992,557	2,180,257
Class T1	18,950,821	17,466,780
Institutional Class	156,235	N/A
Shares redeemed
Class T	(8,861,615)	(26,518,276)
Class T1	(69,977,246)	(52,575,759)
Institutional Class	(19,125)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	4,080,565	22,523,526
Total Increase (Decrease) in Net Assets	(20,597,033)	16,344,480
NET ASSETS:
Beginning of year	235,948,501	219,604,021
End of year(a)	$215,351,468	$235,948,501
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2035 Fund I	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	475,757	681,264
Class T1	3,573,852	4,606,335
Institutional Class	236,489	N/A
Shares issued in reinvestment of distributions
Class T	146,658	142,356
Class T1	1,392,028	1,145,446
Institutional Class	17,895	N/A
Shares redeemed
Class T	(587,162)	(1,714,005)
Class T1	(4,764,141)	(3,386,926)
Institutional Class	(1,970)	N/A
Net Increase	489,406	1,474,470
(a) Including undistributed net investment income:	$0	$106,978
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2035 Fund II	2015	2014
OPERATIONS:
Net investment income	$23,018,119	$25,168,607
Net realized gain	94,162,178	76,154,599
Net change in unrealized depreciation	(142,473,541)	(27,875,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,293,244)	73,447,586
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(2,760,917)	(3,250,948)
Class T1	(18,747,851)	(20,496,361)
Class L	(2,263,633)	(1,346,721)
Institutional Class	(301,586)	N/A
From net investment income	(24,073,987)	(25,094,030)
From net realized gains
Class T	(10,726,834)	(6,786,470)
Class T1	(80,817,176)	(41,312,282)
Class L	(8,743,938)	(2,434,444)
Institutional Class	(605,856)	N/A
From net realized gains	(100,893,804)	(50,533,196)
Total Distributions	(124,967,791)	(75,627,226)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	40,966,464	81,083,348
Class T1	358,229,816	380,249,313
Class L	53,873,917	28,616,670
Institutional Class	11,098,352	N/A
Shares issued in reinvestment of distributions
Class T	13,487,751	10,037,418
Class T1	99,565,027	61,808,643
Class L	11,007,571	3,781,165
Institutional Class	907,442	N/A
Shares redeemed
Class T	(45,608,234)	(84,831,935)
Class T1	(321,211,411)	(236,699,847)
Class L	(23,172,976)	(9,004,489)
Institutional Class	(145,794)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	198,997,925	235,040,286
Total Increase in Net Assets	48,736,890	232,860,646
NET ASSETS:
Beginning of year	1,287,252,088	1,054,391,442
End of year(a)	$1,335,988,978	$1,287,252,088
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2035 Fund II	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	2,415,348	4,719,911
Class T1	21,320,214	22,072,593
Class L	5,472,466	2,727,228
Institutional Class	1,197,980	N/A
Shares issued in reinvestment of distributions
Class T	865,764	577,623
Class T1	6,415,910	3,576,014
Class L	1,276,598	369,608
Institutional Class	103,825	N/A
Shares redeemed
Class T	(2,709,216)	(4,848,506)
Class T1	(19,224,256)	(13,741,596)
Class L	(2,368,030)	(858,176)
Institutional Class	(15,467)	N/A
Net Increase	14,751,136	14,594,699
(a) Including undistributed net investment income:	$0	$1,015,794
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2035 Fund III	2015	2014
OPERATIONS:
Net investment income	$1,197,262	$1,292,243
Net realized gain	3,652,704	14,926,163
Net change in unrealized depreciation	(6,567,586)	(10,657,669)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,717,620)	5,560,737
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(125,185)	(273,798)
Class T1	(1,118,493)	(1,023,543)
Institutional Class	(291)	N/A
From net investment income	(1,243,969)	(1,297,341)
From net realized gains
Class T	(1,255,449)	(1,929,704)
Class T1	(11,575,241)	(3,596,223)
Institutional Class	(169)	N/A
From net realized gains	(12,830,859)	(5,525,927)
Total Distributions	(14,074,828)	(6,823,268)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	843,490	8,493,464
Class T1	40,804,761	32,277,998
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Class T	1,380,634	2,203,502
Class T1	12,693,734	4,619,766
Institutional Class	460	N/A
Shares redeemed
Class T	(274,552)	(64,838,091)
Class T1	(13,678,323)	(7,782,703)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	41,780,204	(25,026,064)
Total Increase (Decrease) in Net Assets	25,987,756	(26,288,595)
NET ASSETS:
Beginning of year	50,799,728	77,088,323
End of year(a)	$76,787,484	$50,799,728
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	53,353	484,096
Class T1	2,619,555	1,827,328
Institutional Class	1,000	N/A
Shares issued in reinvestment of distributions
Class T	104,644	124,888
Class T1	975,465	275,813
Institutional Class	50	N/A
Shares redeemed
Class T	(16,616)	(3,644,752)
Class T1	(887,485)	(446,356)
Net Increase (Decrease)	2,849,966	(1,378,983)
(a) Including undistributed net investment income:	$0	$36,891
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2045 Fund I	2015	2014
OPERATIONS:
Net investment income	$2,106,696	$2,436,898
Net realized gain	8,920,241	9,379,825
Net change in unrealized depreciation	(13,383,064)	(5,057,537)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,356,127)	6,759,186
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(251,040)	(317,452)
Class T1	(1,951,553)	(2,136,664)
Institutional Class	(19,864)	N/A
From net investment income	(2,222,457)	(2,454,116)
From net realized gains
Class T	(1,018,154)	(1,012,670)
Class T1	(8,905,327)	(6,392,365)
Institutional Class	(41,302)	N/A
From net realized gains	(9,964,783)	(7,405,035)
Total Distributions	(12,187,240)	(9,859,151)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,786,555	6,635,988
Class T1	37,999,469	43,635,908
Institutional Class	838,987	N/A
Shares issued in reinvestment of distributions
Class T	1,269,194	1,330,122
Class T1	10,856,880	8,529,029
Institutional Class	61,166	N/A
Shares redeemed
Class T	(6,239,371)	(14,617,259)
Class T1	(38,056,454)	(29,114,398)
Institutional Class	(1,030)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	11,515,396	16,399,390
Total Increase (Decrease) in Net Assets	(3,027,971)	13,299,425
NET ASSETS:
Beginning of year	123,282,581	109,983,156
End of year(a)	$120,254,610	$123,282,581
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2045 Fund I	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	312,094	406,939
Class T1	2,435,379	2,673,695
Institutional Class	89,394	N/A
Shares issued in reinvestment of distributions
Class T	88,912	81,846
Class T1	761,127	528,019
Institutional Class	7,029	N/A
Shares redeemed
Class T	(393,110)	(895,021)
Class T1	(2,453,519)	(1,784,148)
Institutional Class	(107)	N/A
Net Increase	847,199	1,011,330
(a) Including undistributed net investment income:	$0	$70,213
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2045 Fund II	2015	2014
OPERATIONS:
Net investment income	$11,458,508	$12,039,508
Net realized gain	52,734,735	43,690,600
Net change in unrealized depreciation	(79,838,249)	(20,599,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,645,006)	35,130,936
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,355,292)	(1,533,869)
Class T1	(9,505,409)	(9,925,928)
Class L	(1,095,146)	(548,847)
Institutional Class	(146,416)	N/A
From net investment income	(12,102,263)	(12,008,644)
From net realized gains
Class T	(5,866,633)	(3,651,946)
Class T1	(45,564,063)	(21,040,113)
Class L	(4,780,923)	(985,780)
Institutional Class	(284,564)	N/A
From net realized gains	(56,496,183)	(25,677,839)
Total Distributions	(68,598,446)	(37,686,483)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	25,494,136	45,443,711
Class T1	241,482,721	225,844,696
Class L	32,907,776	14,466,229
Institutional Class	5,276,781	N/A
Shares issued in reinvestment of distributions
Class T	7,221,925	5,185,815
Class T1	55,069,472	30,966,041
Class L	5,876,069	1,534,627
Institutional Class	430,980	N/A
Shares redeemed
Class T	(22,462,677)	(61,072,952)
Class T1	(196,796,229)	(137,650,231)
Class L	(13,612,318)	(4,712,291)
Institutional Class	(121,261)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	140,767,375	120,005,645
Total Increase in Net Assets	56,523,923	117,450,098
NET ASSETS:
Beginning of year	653,579,891	536,129,793
End of year(a)	$710,103,814	$653,579,891
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2045 Fund II	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,461,192	2,557,073
Class T1	13,976,908	12,737,471
Class L	3,294,125	1,354,703
Institutional Class	572,942	N/A
Shares issued in reinvestment of distributions
Class T	452,869	288,375
Class T1	3,479,448	1,739,262
Class L	679,697	147,802
Institutional Class	49,422	N/A
Shares redeemed
Class T	(1,294,619)	(3,375,883)
Class T1	(11,454,916)	(7,763,392)
Class L	(1,392,509)	(441,399)
Institutional Class	(12,845)	N/A
Net Increase	9,811,714	7,244,012
(a) Including undistributed net investment income:	$0	$538,791
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2045 Fund III	2015	2014
OPERATIONS:
Net investment income	$586,810	$687,950
Net realized gain	1,837,528	6,761,628
Net change in unrealized depreciation	(3,429,364)	(6,413,618)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,005,026)	3,035,960
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(32,178)	(107,069)
Class T1	(577,482)	(583,703)
Institutional Class	(275)	N/A
From net investment income	(609,935)	(690,772)
From net realized gains
Class T	(417,466)	(1,023,645)
Class T1	(7,729,758)	(1,506,026)
Institutional Class	(152)	N/A
From net realized gains	(8,147,376)	(2,529,671)
Total Distributions	(8,757,311)	(3,220,443)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	307,587	5,895,717
Class T1	23,960,585	18,110,720
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Class T	449,644	1,130,714
Class T1	8,307,240	2,089,729
Institutional Class	427	N/A
Shares redeemed
Class T	(170,062)	(41,933,120)
Class T1	(9,940,974)	(2,980,608)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	22,924,447	(17,686,848)
Total Increase (Decrease) in Net Assets	13,162,110	(17,871,331)
NET ASSETS:
Beginning of year	25,535,465	43,406,796
End of year(a)	$38,697,575	$25,535,465
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	19,507	331,196
Class T1	1,518,692	1,012,377
Institutional Class	1,000	N/A
Shares issued in reinvestment of distributions
Class T	34,787	62,135
Class T1	662,593	121,508
Institutional Class	46	N/A
Shares redeemed
Class T	(10,563)	(2,324,006)
Class T1	(637,667)	(166,873)
Net Increase (Decrease)	1,588,395	(963,663)
(a) Including undistributed net investment income:	$0	$17,851
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2055 Fund I	2015	2014
OPERATIONS:
Net investment income	$673,067	$721,306
Net realized gain	2,882,279	2,659,779
Net change in unrealized depreciation	(4,484,786)	(1,573,618)
Net Increase (Decrease) in Net Assets Resulting from Operations	(929,440)	1,807,467
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(69,751)	(93,800)
Class T1	(638,578)	(626,171)
Institutional Class	(3,391)	N/A
From net investment income	(711,720)	(719,971)
From net realized gains
Class T	(273,116)	(289,791)
Class T1	(2,735,774)	(1,799,177)
Institutional Class	(7,040)	N/A
From net realized gains	(3,015,930)	(2,088,968)
Total Distributions	(3,727,650)	(2,808,939)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,497,400	2,871,250
Class T1	20,607,273	18,991,266
Institutional Class	198,089	N/A
Shares issued in reinvestment of distributions
Class T	342,867	383,591
Class T1	3,374,352	2,425,348
Institutional Class	10,431	N/A
Shares redeemed
Class T	(2,254,767)	(4,369,044)
Class T1	(17,283,638)	(9,310,601)
Institutional Class	(8,998)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	6,483,009	10,991,810
Total Increase in Net Assets	1,825,919	9,990,338
NET ASSETS:
Beginning of year	38,571,088	28,580,750
End of year(a)	$40,397,007	$38,571,088
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2055 Fund I	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	100,228	182,834
Class T1	1,364,231	1,206,508
Institutional Class	21,585	N/A
Shares issued in reinvestment of distributions
Class T	24,764	24,431
Class T1	243,848	155,445
Institutional Class	1,199	N/A
Shares redeemed
Class T	(144,998)	(276,979)
Class T1	(1,150,319)	(590,321)
Institutional Class	(1,036)	N/A
Net Increase	459,502	701,918
(a) Including undistributed net investment income:	$0	$28,466
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2055 Fund II	2015	2014
OPERATIONS:
Net investment income	$3,526,728	$3,244,662
Net realized gain	14,721,150	11,837,254
Net change in unrealized depreciation	(24,055,114)	(6,880,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,807,236)	8,201,606
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(485,304)	(469,886)
Class T1	(3,050,695)	(2,672,134)
Class L	(156,123)	(100,128)
Institutional Class	(23,104)	N/A
From net investment income	(3,715,226)	(3,242,148)
From net realized gains
Class T	(1,683,768)	(1,084,519)
Class T1	(11,433,888)	(6,162,892)
Class L	(552,334)	(216,060)
Institutional Class	(34,463)	N/A
From net realized gains	(13,704,453)	(7,463,471)
Total Distributions	(17,419,679)	(10,705,619)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	14,086,642	17,500,180
Class T1	100,147,286	79,324,086
Class L	4,500,943	2,759,755
Institutional Class	884,591	N/A
Shares issued in reinvestment of distributions
Class T	2,169,072	1,554,405
Class T1	14,484,583	8,835,026
Class L	708,457	316,188
Institutional Class	57,567	N/A
Shares redeemed
Class T	(9,777,079)	(14,064,180)
Class T1	(59,754,139)	(44,154,973)
Class L	(2,610,716)	(1,364,896)
Institutional Class	(70,773)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	64,826,434	50,705,591
Total Increase in Net Assets	41,599,519	48,201,578
NET ASSETS:
Beginning of year	184,498,534	136,296,956
End of year(a)	$226,098,053	$184,498,534
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2055 Fund II	2015	2014
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	820,169	990,747
Class T1	5,865,944	4,488,123
Class L	454,884	261,034
Institutional Class	95,733	N/A
Shares issued in reinvestment of distributions
Class T	136,582	87,677
Class T1	916,402	501,490
Class L	81,511	30,843
Institutional Class	6,549	N/A
Shares redeemed
Class T	(565,752)	(783,175)
Class T1	(3,524,981)	(2,504,236)
Class L	(270,583)	(128,501)
Institutional Class	(7,592)	N/A
Net Increase	4,008,866	2,944,002
(a) Including undistributed net investment income:	$0	$139,403
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Lifetime 2055 Fund III	2015	2014
OPERATIONS:
Net investment income	$149,750	$129,490
Net realized gain	473,566	955,238
Net change in unrealized depreciation	(897,270)	(668,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	(273,954)	416,584
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(4,957)	(16,867)
Class T1	(144,755)	(113,326)
Institutional Class	(294)	N/A
From net investment income	(150,006)	(130,193)
From net realized gains
Class T	(30,093)	(118,734)
Class T1	(880,075)	(286,457)
Institutional Class	(159)	N/A
From net realized gains	(910,327)	(405,191)
Total Distributions	(1,060,333)	(535,384)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	89,234	2,167,348
Class T1	6,437,576	3,745,257
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Class T	35,050	135,601
Class T1	1,024,830	399,783
Institutional Class	453	N/A
Shares redeemed
Class T	(20,018)	(5,961,454)
Class T1	(1,880,016)	(392,966)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,697,109	93,569
Total Increase (Decrease) in Net Assets	4,362,822	(25,231)
NET ASSETS:
Beginning of year	5,970,702	5,995,933
End of year(a)	$10,333,524	$5,970,702
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	5,196	122,071
Class T1	388,204	209,214
Institutional Class	1,000	N/A
Shares issued in reinvestment of distributions
Class T	2,304	7,417
Class T1	69,144	22,867
Institutional Class	49	N/A
Shares redeemed
Class T	(1,113)	(331,605)
Class T1	(112,164)	(22,062)
Net Increase	352,620	7,902
(a) Including undistributed net investment income:	$8,047	$7,996
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND I
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$12.37	0.20 (b)	(0.36)	(0.16)	-	(0.25)	(0.56)	(0.81)	$11.40	(1.31%) (c)
12/31/2014	$12.51	0.26 (b)	0.44	0.70	-	(0.34)	(0.50)	(0.84)	$12.37	5.57%
12/31/2013	$12.64	0.25 (b)	0.52	0.77	-	(0.35)	(0.55)	(0.90)	$12.51	6.29%
12/31/2012	$11.91	0.35 (b)	0.93	1.28	-	(0.33)	(0.22)	(0.55)	$12.64	10.76%
12/31/2011	$12.44	0.69	(0.40)	0.29	-	(0.66)	(0.16)	(0.82)	$11.91	2.27%
Class T1
12/31/2015	$12.41	0.22 (b)	(0.38)	(0.16)	-	(0.24)	(0.56)	(0.80)	$11.45	(1.30%) (c)
12/31/2014	$12.55	0.31 (b)	0.38	0.69	-	(0.33)	(0.50)	(0.83)	$12.41	5.47%
12/31/2013	$12.68	0.28 (b)	0.48	0.76	-	(0.34)	(0.55)	(0.89)	$12.55	6.14%
12/31/2012	$11.95	0.35 (b)	0.93	1.28	-	(0.33)	(0.22)	(0.55)	$12.68	10.65%
12/31/2011	$12.50	0.64	(0.38)	0.26	-	(0.65)	(0.16)	(0.81)	$11.95	2.15%
Institutional Class
12/31/2015 (d)	$10.00	0.58 (b)	(0.87)	(0.29)	-	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 8,435	0.32%	0.30%	N/A	1.61%	40% (h)
12/31/2014	$ 20,471	0.12%	0.12%	N/A	2.05%	27%
12/31/2013	$ 38,625	0.12%	0.12%	1.94%	1.94%	50%
12/31/2012	$ 56,741	0.12%	0.12%	2.75%	2.75%	38%
12/31/2011	$ 28,788	0.12%	0.12%	2.78%	2.78%	62%
Class T1
12/31/2015	$135,439	0.45%	0.43%	N/A	1.76%	40% (h)
12/31/2014	$168,420	0.22%	0.22%	N/A	2.37%	27%
12/31/2013	$168,444	0.22%	0.22%	2.15%	2.15%	50%
12/31/2012	$140,579	0.22%	0.22%	2.79%	2.79%	38%
12/31/2011	$ 81,643	0.22%	0.22%	2.74%	2.74%	62%
Institutional Class
12/31/2015 (d)	$ 569	0.12% (i)	0.09% (i)	N/A	8.94% (i)	40% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND II
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Class T
12/31/2015	$13.74	0.24 (c)	(0.40)	(0.16)	-	(0.25)	(0.65)	(0.90)	$12.68	(1.15%)
12/31/2014	$13.73	0.31 (c)	0.52	0.83	-	(0.34)	(0.48)	(0.82)	$13.74	6.04%
12/31/2013	$13.34	0.32 (c)	0.85	1.17	-	(0.36)	(0.42)	(0.78)	$13.73	8.97%
12/31/2012	$12.41	0.36 (c)	1.12	1.48	-	(0.31)	(0.24)	(0.55)	$13.34	11.91%
12/31/2011	$12.88	0.54	(0.35)	0.19	-	(0.54)	(0.12)	(0.66)	$12.41	1.49%
Class T1
12/31/2015	$13.72	0.24 (c)	(0.42)	(0.18)	-	(0.23)	(0.65)	(0.88)	$12.66	(1.28%)
12/31/2014	$13.71	0.34 (c)	0.48	0.82	-	(0.33)	(0.48)	(0.81)	$13.72	5.93%
12/31/2013	$13.31	0.30 (c)	0.86	1.16	-	(0.34)	(0.42)	(0.76)	$13.71	8.84%
12/31/2012	$12.40	0.34 (c)	1.11	1.45	-	(0.30)	(0.24)	(0.54)	$13.31	11.86%
12/31/2011	$12.88	0.54	(0.36)	0.18	-	(0.54)	(0.12)	(0.66)	$12.40	1.34%
Class L
12/31/2015	$ 9.38	0.18 (c)	(0.32)	(0.14)	-	(0.25)	(0.65)	(0.90)	$ 8.34	(1.46%)
12/31/2014	$ 9.63	0.27 (c)	0.29	0.56	-	(0.33)	(0.48)	(0.81)	$ 9.38	5.79%
12/31/2013	$ 9.56	0.25 (c)	0.57	0.82	-	(0.33)	(0.42)	(0.75)	$ 9.63	8.73%
12/31/2012	$ 9.09	0.30 (c)	0.75	1.05	-	(0.34)	(0.24)	(0.58)	$ 9.56	11.58%
12/31/2011 (d)	$10.00	0.61	(0.85)	(0.24)	-	(0.61)	(0.06)	(0.67)	$ 9.09	(2.39%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.26 (c)	(0.56)	(0.30)	-	(0.31)	(0.26)	(0.57)	$ 9.13	(3.06%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2015	$107,252	0.34%	0.33%	N/A	1.79%	43% (i)
12/31/2014	$140,814	0.12%	0.12%	N/A	2.19%	24%
12/31/2013	$158,142	0.12%	0.12%	2.28%	2.28%	29%
12/31/2012	$122,399	0.12%	0.12%	2.73%	2.73%	35%
12/31/2011	$ 37,125	0.12%	0.12%	2.67%	2.67%	52%
Class T1
12/31/2015	$718,781	0.45%	0.43%	N/A	1.77%	43% (i)
12/31/2014	$797,092	0.22%	0.22%	N/A	2.38%	24%
12/31/2013	$745,925	0.22%	0.22%	2.18%	2.18%	29%
12/31/2012	$584,168	0.22%	0.22%	2.56%	2.56%	35%
12/31/2011	$351,144	0.22%	0.22%	2.68%	2.68%	52%
Class L
12/31/2015	$102,548	0.63%	0.61%	N/A	1.98%	43% (i)
12/31/2014	$ 49,418	0.37%	0.37%	N/A	2.72%	24%
12/31/2013	$ 25,597	0.37%	0.37%	2.53%	2.53%	29%
12/31/2012	$ 9,791	0.37%	0.37%	3.07%	3.07%	35%
12/31/2011 (d)	$ 1,976	0.37% (j)	0.37% (j)	3.95% (j)	3.96% (j)	52%
Institutional Class
12/31/2015 (f)	$ 17,956	0.12% (j)	0.09% (j)	N/A	4.04% (j)	43% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was April 7, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND III
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$13.78	0.26 (b)	(0.42)	(0.16)	-	(0.27)	(0.64)	(0.91)	$12.71	(1.15%) (c)
12/31/2014	$13.87	0.20 (b)	0.69	0.89	-	(0.27)	(0.71)	(0.98)	$13.78	6.41%
12/31/2013	$13.45	0.33 (b)	1.21	1.54	-	(0.44)	(0.68)	(1.12)	$13.87	11.76%
12/31/2012	$12.55	0.31 (b)	1.31	1.62	-	(0.56)	(0.16)	(0.72)	$13.45	13.01%
12/31/2011	$13.24	0.49	(0.45)	0.04	-	(0.53)	(0.20)	(0.73)	$12.55	0.31%
Class T1
12/31/2015	$13.68	0.26 (b)	(0.43)	(0.17)	-	(0.25)	(0.64)	(0.89)	$12.62	(1.25%) (c)
12/31/2014	$13.85	0.48 (b)	0.41	0.89	-	(0.35)	(0.71)	(1.06)	$13.68	6.39%
12/31/2013	$13.48	0.38 (b)	1.16	1.54	-	(0.49)	(0.68)	(1.17)	$13.85	11.64%
12/31/2012	$12.58	0.28 (b)	1.33	1.61	-	(0.55)	(0.16)	(0.71)	$13.48	12.90%
12/31/2011	$13.19	0.44	(0.41)	0.03	-	(0.44)	(0.20)	(0.64)	$12.58	0.35%
Institutional Class
12/31/2015 (d)	$10.00	0.19 (b)	(0.50)	(0.31)	-	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 3,548	0.35%	0.34%	N/A	1.87%	46% (h)
12/31/2014	$ 3,728	0.12%	0.12%	N/A	1.39%	79%
12/31/2013	$21,508	0.12%	0.12%	2.31%	2.31%	60%
12/31/2012	$16,912	0.12%	0.12%	2.30%	2.30%	61%
12/31/2011	$ 2,900	0.12%	0.12%	5.64%	5.64%	78%
Class T1
12/31/2015	$51,634	0.47%	0.45%	N/A	1.90%	46% (h)
12/31/2014	$38,187	0.22%	0.22%	3.35%	3.35%	79%
12/31/2013	$10,151	0.22%	0.22%	2.71%	2.71%	60%
12/31/2012	$ 7,174	0.22%	0.22%	2.08%	2.08%	61%
12/31/2011	$ 6,638	0.22%	0.22%	2.31%	2.31%	78%
Institutional Class
12/31/2015 (d)	$ 10	0.12% (i)	0.09% (i)	N/A	2.98% (i)	46% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND I
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$13.43	0.25 (b)	(0.44)	(0.19)	-	(0.28)	(0.73)	(1.01)	$12.23	(1.40%) (c)
12/31/2014	$13.69	0.30 (b)	0.49	0.79	-	(0.35)	(0.70)	(1.05)	$13.43	5.79%
12/31/2013	$13.29	0.28 (b)	1.08	1.36	-	(0.38)	(0.58)	(0.96)	$13.69	10.48%
12/31/2012	$12.30	0.34 (b)	1.20	1.54	-	(0.31)	(0.24)	(0.55)	$13.29	12.54%
12/31/2011	$13.11	0.70	(0.67)	0.03	-	(0.68)	(0.16)	(0.84)	$12.30	0.22%
Class T1
12/31/2015	$13.43	0.25 (b)	(0.46)	(0.21)	-	(0.26)	(0.73)	(0.99)	$12.23	(1.56%) (c)
12/31/2014	$13.69	0.33 (b)	0.45	0.78	-	(0.34)	(0.70)	(1.04)	$13.43	5.67%
12/31/2013	$13.28	0.32 (b)	1.04	1.36	-	(0.37)	(0.58)	(0.95)	$13.69	10.37%
12/31/2012	$12.31	0.35 (b)	1.17	1.52	-	(0.31)	(0.24)	(0.55)	$13.28	12.47%
12/31/2011	$13.13	0.67	(0.65)	0.02	-	(0.68)	(0.16)	(0.84)	$12.31	0.17%
Institutional Class
12/31/2015 (d)	$10.00	0.56 (b)	(0.89)	(0.33)	-	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 26,795	0.33%	0.33%	N/A	1.86%	36% (h)
12/31/2014	$ 38,263	0.12%	0.12%	N/A	2.17%	29%
12/31/2013	$ 54,464	0.12%	0.12%	2.00%	2.00%	42%
12/31/2012	$ 70,415	0.12%	0.12%	2.57%	2.57%	33%
12/31/2011	$ 42,230	0.12%	0.12%	2.43%	2.43%	54%
Class T1
12/31/2015	$223,467	0.45%	0.44%	N/A	1.88%	36% (h)
12/31/2014	$253,958	0.22%	0.22%	N/A	2.36%	29%
12/31/2013	$233,233	0.22%	0.22%	2.30%	2.30%	42%
12/31/2012	$169,479	0.22%	0.22%	2.62%	2.62%	33%
12/31/2011	$ 95,598	0.22%	0.22%	2.48%	2.48%	54%
Institutional Class
12/31/2015 (d)	$ 3,368	0.12% (i)	0.10% (i)	N/A	8.79% (i)	36% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND II
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Class T
12/31/2015	$15.37	0.28 (c)	(0.50)	(0.22)	-	(0.29)	(0.96)	(1.25)	$13.90	(1.41%)
12/31/2014	$15.32	0.33 (c)	0.63	0.96	-	(0.36)	(0.55)	(0.91)	$15.37	6.24%
12/31/2013	$14.11	0.36 (c)	1.67	2.03	-	(0.40)	(0.42)	(0.82)	$15.32	14.54%
12/31/2012	$12.86	0.33 (c)	1.45	1.78	-	(0.29)	(0.24)	(0.53)	$14.11	13.93%
12/31/2011	$13.68	0.49	(0.62)	(0.13)	-	(0.52)	(0.17)	(0.69)	$12.86	(1.00%)
Class T1
12/31/2015	$15.29	0.28 (c)	(0.52)	(0.24)	-	(0.27)	(0.96)	(1.23)	$13.82	(1.56%)
12/31/2014	$15.24	0.36 (c)	0.58	0.94	-	(0.34)	(0.55)	(0.89)	$15.29	6.17%
12/31/2013	$14.04	0.34 (c)	1.66	2.00	-	(0.38)	(0.42)	(0.80)	$15.24	14.39%
12/31/2012	$12.80	0.32 (c)	1.44	1.76	-	(0.28)	(0.24)	(0.52)	$14.04	13.88%
12/31/2011	$13.66	0.53	(0.69)	(0.16)	-	(0.53)	(0.17)	(0.70)	$12.80	(1.18%)
Class L
12/31/2015	$ 9.60	0.18 (c)	(0.34)	(0.16)	-	(0.29)	(0.96)	(1.25)	$ 8.19	(1.63%)
12/31/2014	$ 9.90	0.24 (c)	0.35	0.59	-	(0.34)	(0.55)	(0.89)	$ 9.60	5.98%
12/31/2013	$ 9.38	0.26 (c)	1.05	1.31	-	(0.37)	(0.42)	(0.79)	$ 9.90	14.33%
12/31/2012	$ 8.73	0.24 (c)	0.95	1.19	-	(0.30)	(0.24)	(0.54)	$ 9.38	13.65%
12/31/2011 (d)	$10.00	0.58	(1.14)	(0.56)	-	(0.58)	(0.13)	(0.71)	$ 8.73	(5.69%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.29 (c)	(0.66)	(0.37)	-	(0.35)	(0.43)	(0.78)	$ 8.85	(3.78%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2015	$ 168,791	0.35%	0.34%	N/A	1.84%	34% (i)
12/31/2014	$ 200,112	0.12%	0.12%	N/A	2.10%	19%
12/31/2013	$ 207,546	0.12%	0.12%	2.41%	2.41%	22%
12/31/2012	$ 136,059	0.12%	0.12%	2.40%	2.40%	27%
12/31/2011	$ 46,667	0.12%	0.12%	2.02%	2.02%	50%
Class T1
12/31/2015	$1,314,323	0.45%	0.44%	N/A	1.82%	34% (i)
12/31/2014	$1,359,311	0.22%	0.22%	N/A	2.31%	19%
12/31/2013	$1,145,488	0.22%	0.22%	2.30%	2.30%	22%
12/31/2012	$ 779,692	0.22%	0.22%	2.29%	2.29%	27%
12/31/2011	$ 443,236	0.22%	0.22%	2.25%	2.25%	50%
Class L
12/31/2015	$ 86,510	0.63%	0.62%	N/A	1.92%	34% (i)
12/31/2014	$ 50,984	0.37%	0.37%	N/A	2.40%	19%
12/31/2013	$ 31,039	0.37%	0.37%	2.55%	2.55%	22%
12/31/2012	$ 13,699	0.37%	0.37%	2.58%	2.58%	27%
12/31/2011 (d)	$ 3,489	0.37% (j)	0.37% (j)	3.38% (j)	3.38% (j)	50%
Institutional Class
12/31/2015 (f)	$ 23,557	0.12% (j)	0.10% (j)	N/A	4.46% (j)	34% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was April 7, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND III
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$15.57	0.28 (b)	(0.52)	(0.24)	-	(0.27)	(1.73)	(2.00)	$13.33	(1.43%) (c)
12/31/2014	$15.96	0.20 (b)	0.89	1.09	-	(0.33)	(1.15)	(1.48)	$15.57	6.81%
12/31/2013	$14.42	0.36 (b)	2.29	2.65	-	(0.42)	(0.69)	(1.11)	$15.96	18.52%
12/31/2012	$12.94	0.29 (b)	1.66	1.95	-	(0.35)	(0.12)	(0.47)	$14.42	15.12%
12/31/2011	$13.94	0.56	(0.89)	(0.33)	-	(0.58)	(0.09)	(0.67)	$12.94	(2.34%)
Class T1
12/31/2015	$15.50	0.29 (b)	(0.54)	(0.25)	-	(0.26)	(1.73)	(1.99)	$13.26	(1.54%) (c)
12/31/2014	$16.00	0.46 (b)	0.61	1.07	-	(0.42)	(1.15)	(1.57)	$15.50	6.61%
12/31/2013	$14.46	0.42 (b)	2.21	2.63	-	(0.40)	(0.69)	(1.09)	$16.00	18.38%
12/31/2012	$12.97	0.25 (b)	1.69	1.94	-	(0.33)	(0.12)	(0.45)	$14.46	15.02%
12/31/2011	$13.92	0.52	(0.86)	(0.34)	-	(0.52)	(0.09)	(0.61)	$12.97	(2.38%)
Institutional Class
12/31/2015 (d)	$10.00	0.19 (b)	(0.58)	(0.39)	-	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$11,234	0.36%	0.35%	N/A	1.85%	35% (h)
12/31/2014	$10,799	0.12%	0.12%	N/A	1.20%	66%
12/31/2013	$57,694	0.12%	0.12%	2.32%	2.32%	30%
12/31/2012	$44,422	0.12%	0.12%	2.05%	2.05%	34%
12/31/2011	$ 6,666	0.12%	0.12%	4.20%	4.20%	83%
Class T1
12/31/2015	$85,963	0.47%	0.46%	N/A	1.98%	35% (h)
12/31/2014	$52,897	0.22%	0.22%	N/A	2.80%	66%
12/31/2013	$16,070	0.22%	0.22%	2.65%	2.65%	30%
12/31/2012	$10,331	0.22%	0.22%	1.79%	1.79%	34%
12/31/2011	$ 8,790	0.22%	0.22%	2.05%	2.05%	83%
Institutional Class
12/31/2015 (d)	$ 10	0.11% (i)	0.11% (i)	N/A	2.98% (i)	35% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND I
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$14.87	0.28 (b)	(0.53)	(0.25)	-	(0.30)	(1.10)	(1.40)	$13.22	(1.66%) (c)
12/31/2014	$15.25	0.30 (b)	0.62	0.92	-	(0.35)	(0.95)	(1.30)	$14.87	6.03%
12/31/2013	$14.06	0.28 (b)	2.04	2.32	-	(0.42)	(0.71)	(1.13)	$15.25	16.73%
12/31/2012	$12.74	0.29 (b)	1.58	1.87	-	(0.28)	(0.27)	(0.55)	$14.06	14.73%
12/31/2011	$13.87	0.72	(1.00)	(0.28)	-	(0.70)	(0.15)	(0.85)	$12.74	(2.02%)
Class T1
12/31/2015	$14.86	0.26 (b)	(0.51)	(0.25)	-	(0.28)	(1.10)	(1.38)	$13.23	(1.72%) (c)
12/31/2014	$15.25	0.34 (b)	0.56	0.90	-	(0.34)	(0.95)	(1.29)	$14.86	5.86%
12/31/2013	$14.05	0.35 (b)	1.97	2.32	-	(0.41)	(0.71)	(1.12)	$15.25	16.64%
12/31/2012	$12.75	0.30 (b)	1.55	1.85	-	(0.28)	(0.27)	(0.55)	$14.05	14.63%
12/31/2011	$13.89	0.68	(0.98)	(0.30)	-	(0.69)	(0.15)	(0.84)	$12.75	(2.12%)
Institutional Class
12/31/2015 (d)	$10.00	0.68 (b)	(1.09)	(0.41)	-	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 21,286	0.35%	0.34%	N/A	1.93%	37% (h)
12/31/2014	$ 23,411	0.12%	0.12%	N/A	1.90%	27%
12/31/2013	$ 37,599	0.12%	0.12%	1.87%	1.87%	36%
12/31/2012	$ 46,624	0.12%	0.12%	2.14%	2.14%	30%
12/31/2011	$ 29,585	0.12%	0.12%	1.98%	1.98%	53%
Class T1
12/31/2015	$191,874	0.45%	0.45%	N/A	1.79%	37% (h)
12/31/2014	$212,538	0.22%	0.22%	N/A	2.18%	27%
12/31/2013	$182,005	0.22%	0.22%	2.30%	2.30%	36%
12/31/2012	$123,940	0.22%	0.22%	2.19%	2.19%	30%
12/31/2011	$ 72,088	0.22%	0.22%	2.03%	2.03%	53%
Institutional Class
12/31/2015 (d)	$ 2,192	0.12% (i)	0.11% (i)	N/A	10.64% (i)	37% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND II
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Class T
12/31/2015	$16.97	0.29 (c)	(0.57)	(0.28)	-	(0.30)	(1.18)	(1.48)	$15.21	(1.64%)
12/31/2014	$16.93	0.33 (c)	0.74	1.07	-	(0.35)	(0.68)	(1.03)	$16.97	6.30%
12/31/2013	$14.68	0.40 (c)	2.62	3.02	-	(0.41)	(0.36)	(0.77)	$16.93	20.74%
12/31/2012	$13.10	0.29 (c)	1.77	2.06	-	(0.25)	(0.23)	(0.48)	$14.68	15.83%
12/31/2011	$14.29	0.54	(0.99)	(0.45)	-	(0.55)	(0.19)	(0.74)	$13.10	(3.17%)
Class T1
12/31/2015	$16.92	0.28 (c)	(0.59)	(0.31)	-	(0.27)	(1.18)	(1.45)	$15.16	(1.78%)
12/31/2014	$16.88	0.36 (c)	0.69	1.05	-	(0.33)	(0.68)	(1.01)	$16.92	6.21%
12/31/2013	$14.63	0.38 (c)	2.62	3.00	-	(0.39)	(0.36)	(0.75)	$16.88	20.67%
12/31/2012	$13.07	0.27 (c)	1.76	2.03	-	(0.24)	(0.23)	(0.47)	$14.63	15.71%
12/31/2011	$14.27	0.55	(1.01)	(0.46)	-	(0.55)	(0.19)	(0.74)	$13.07	(3.30%)
Class L
12/31/2015	$ 9.94	0.17 (c)	(0.36)	(0.19)	-	(0.30)	(1.18)	(1.48)	$ 8.27	(1.91%)
12/31/2014	$10.34	0.25 (c)	0.37	0.62	-	(0.34)	(0.68)	(1.02)	$ 9.94	5.96%
12/31/2013	$ 9.22	0.28 (c)	1.59	1.87	-	(0.39)	(0.36)	(0.75)	$10.34	20.50%
12/31/2012	$ 8.41	0.20 (c)	1.10	1.30	-	(0.26)	(0.23)	(0.49)	$ 9.22	15.56%
12/31/2011 (d)	$10.00	0.60	(1.45)	(0.85)	-	(0.60)	(0.14)	(0.74)	$ 8.41	(8.50%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.31 (c)	(0.77)	(0.46)	-	(0.35)	(0.51)	(0.86)	$ 8.68	(4.64%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2015	$ 148,800	0.35%	0.35%	N/A	1.74%	29% (i)
12/31/2014	$ 156,340	0.12%	0.12%	N/A	1.92%	15%
12/31/2013	$ 148,360	0.12%	0.12%	2.44%	2.44%	14%
12/31/2012	$ 86,019	0.12%	0.12%	2.04%	2.04%	22%
12/31/2011	$ 27,285	0.12%	0.12%	1.66%	1.66%	51%
Class T1
12/31/2015	$1,103,095	0.46%	0.45%	N/A	1.69%	29% (i)
12/31/2014	$1,086,832	0.22%	0.22%	N/A	2.09%	15%
12/31/2013	$ 883,355	0.22%	0.22%	2.33%	2.33%	14%
12/31/2012	$ 541,129	0.22%	0.22%	1.91%	1.91%	22%
12/31/2011	$ 300,439	0.22%	0.22%	1.80%	1.80%	51%
Class L
12/31/2015	$ 72,931	0.62%	0.62%	N/A	1.78%	29% (i)
12/31/2014	$ 44,080	0.37%	0.37%	N/A	2.37%	15%
12/31/2013	$ 22,677	0.37%	0.37%	2.71%	2.71%	14%
12/31/2012	$ 8,146	0.37%	0.37%	2.19%	2.19%	22%
12/31/2011 (d)	$ 1,789	0.37% (j)	0.37% (j)	3.04% (j)	3.04% (j)	51%
Institutional Class
12/31/2015 (f)	$ 11,163	0.12% (j)	0.11% (j)	N/A	4.93% (j)	29% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was April 7, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND III
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$16.51	0.27 (b)	(0.59)	(0.32)	-	(0.25)	(2.89)	(3.14)	$13.05	(1.62%) (c)
12/31/2014	$17.19	0.16 (b)	0.98	1.14	-	(0.27)	(1.55)	(1.82)	$16.51	6.60%
12/31/2013	$14.86	0.38 (b)	3.04	3.42	-	(0.43)	(0.66)	(1.09)	$17.19	23.34%
12/31/2012	$13.18	0.26 (b)	1.89	2.15	-	(0.34)	(0.13)	(0.47)	$14.86	16.51%
12/31/2011	$14.39	0.45	(0.99)	(0.54)	-	(0.56)	(0.11)	(0.67)	$13.18	(3.79%)
Class T1
12/31/2015	$16.34	0.28 (b)	(0.61)	(0.33)	-	(0.24)	(2.89)	(3.13)	$12.88	(1.74%) (c)
12/31/2014	$17.20	0.44 (b)	0.68	1.12	-	(0.43)	(1.55)	(1.98)	$16.34	6.44%
12/31/2013	$14.88	0.45 (b)	2.95	3.40	-	(0.42)	(0.66)	(1.08)	$17.20	23.06%
12/31/2012	$13.19	0.22 (b)	1.93	2.15	-	(0.33)	(0.13)	(0.46)	$14.88	16.34%
12/31/2011	$14.38	0.42	(0.99)	(0.57)	-	(0.51)	(0.11)	(0.62)	$13.19	(3.93%)
Institutional Class
12/31/2015 (d)	$10.00	0.18 (b)	(0.65)	(0.47)	-	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 7,131	0.36%	0.35%	N/A	1.72%	27% (h)
12/31/2014	$ 6,688	0.12%	0.12%	N/A	0.91%	51%
12/31/2013	$59,137	0.12%	0.12%	2.31%	2.31%	22%
12/31/2012	$41,154	0.12%	0.12%	1.78%	1.78%	28%
12/31/2011	$ 2,887	0.12%	0.12%	4.38%	4.38%	64%
Class T1
12/31/2015	$69,647	0.47%	0.47%	N/A	1.83%	27% (h)
12/31/2014	$44,111	0.22%	0.22%	N/A	2.49%	51%
12/31/2013	$17,951	0.22%	0.22%	2.71%	2.71%	22%
12/31/2012	$11,261	0.22%	0.22%	1.53%	1.53%	28%
12/31/2011	$ 9,165	0.22%	0.22%	2.46%	2.46%	64%
Institutional Class
12/31/2015 (d)	$ 10	0.12% (i)	0.12% (i)	N/A	2.85% (i)	27% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND I
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$15.73	0.27 (b)	(0.56)	(0.29)	-	(0.30)	(1.24)	(1.54)	$13.90	(1.86%) (c)
12/31/2014	$16.11	0.28 (b)	0.65	0.93	-	(0.34)	(0.97)	(1.31)	$15.73	5.72%
12/31/2013	$14.38	0.29 (b)	2.58	2.87	-	(0.43)	(0.71)	(1.14)	$16.11	20.13%
12/31/2012	$12.88	0.28 (b)	1.73	2.01	-	(0.26)	(0.25)	(0.51)	$14.38	15.71%
12/31/2011	$14.18	0.67	(1.13)	0.46	-	(0.66)	(0.18)	(0.84)	$12.88	(3.21%)
Class T1
12/31/2015	$15.71	0.26 (b)	(0.57)	(0.31)	-	(0.27)	(1.24)	(1.51)	$13.89	(1.96%) (c)
12/31/2014	$16.09	0.33 (b)	0.59	0.92	-	(0.33)	(0.97)	(1.30)	$15.71	5.64%
12/31/2013	$14.37	0.36 (b)	2.48	2.84	-	(0.41)	(0.71)	(1.12)	$16.09	19.97%
12/31/2012	$12.88	0.28 (b)	1.71	1.99	-	(0.25)	(0.25)	(0.50)	$14.37	15.58%
12/31/2011	$14.19	0.65	(1.12)	(0.47)	-	(0.66)	(0.18)	(0.84)	$12.88	(3.31%)
Institutional Class
12/31/2015 (d)	$10.00	0.48 (b)	(0.96)	(0.48)	-	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 12,872	0.35%	0.34%	N/A	1.76%	33% (h)
12/31/2014	$ 14,443	0.12%	0.12%	N/A	1.72%	23%
12/31/2013	$ 21,328	0.12%	0.12%	1.85%	1.85%	33%
12/31/2012	$ 23,967	0.12%	0.12%	1.98%	1.98%	29%
12/31/2011	$ 14,503	0.12%	0.12%	1.79%	1.79%	52%
Class T1
12/31/2015	$106,551	0.45%	0.45%	N/A	1.68%	33% (h)
12/31/2014	$108,839	0.22%	0.22%	N/A	2.02%	23%
12/31/2013	$ 88,655	0.22%	0.22%	2.27%	2.27%	33%
12/31/2012	$ 56,657	0.22%	0.22%	2.00%	2.00%	29%
12/31/2011	$ 31,902	0.22%	0.22%	1.85%	1.85%	52%
Institutional Class
12/31/2015 (d)	$ 832	0.12% (i)	0.11% (i)	N/A	7.48% (i)	33% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND II
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Class T
12/31/2015	$17.51	0.29 (c)	(0.63)	(0.34)	-	(0.29)	(1.29)	(1.58)	$15.59	(1.93%)
12/31/2014	$17.51	0.30 (c)	0.74	1.04	-	(0.34)	(0.70)	(1.04)	$17.51	5.89%
12/31/2013	$14.91	0.40 (c)	2.94	3.34	-	(0.41)	(0.33)	(0.74)	$17.51	22.53%
12/31/2012	$13.21	0.28 (c)	1.87	2.15	-	(0.23)	(0.22)	(0.45)	$14.91	16.41%
12/31/2011	$14.48	0.49	(1.08)	(0.59)	-	(0.50)	(0.18)	(0.68)	$13.21	(4.08%)
Class T1
12/31/2015	$17.39	0.28 (c)	(0.63)	(0.35)	-	(0.26)	(1.29)	(1.55)	$15.49	(1.96%)
12/31/2014	$17.41	0.35 (c)	0.65	1.00	-	(0.32)	(0.70)	(1.02)	$17.39	5.72%
12/31/2013	$14.82	0.39 (c)	2.92	3.31	-	(0.39)	(0.33)	(0.72)	$17.41	22.45%
12/31/2012	$13.15	0.26 (c)	1.86	2.12	-	(0.23)	(0.22)	(0.45)	$14.82	16.22%
12/31/2011	$14.45	0.53	(1.12)	(0.59)	-	(0.53)	(0.18)	(0.71)	$13.15	(4.09%)
Class L
12/31/2015	$10.09	0.17 (c)	(0.38)	(0.21)	-	(0.29)	(1.29)	(1.58)	$ 8.30	(2.05%)
12/31/2014	$10.53	0.26 (c)	0.34	0.60	-	(0.34)	(0.70)	(1.04)	$10.09	5.58%
12/31/2013	$ 9.22	0.28 (c)	1.75	2.03	-	(0.39)	(0.33)	(0.72)	$10.53	22.19%
12/31/2012	$ 8.35	0.22 (c)	1.12	1.34	-	(0.25)	(0.22)	(0.47)	$ 9.22	16.17%
12/31/2011 (d)	$10.00	0.57	(1.50)	(0.93)	-	(0.57)	(0.15)	(0.72)	$ 8.35	(9.38%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.31 (c)	(0.81)	(0.50)	-	(0.34)	(0.51)	(0.85)	$ 8.65	(5.08%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2015	$ 78,064	0.36%	0.35%	N/A	1.67%	28% (i)
12/31/2014	$ 76,789	0.12%	0.12%	N/A	1.66%	16%
12/31/2013	$ 86,096	0.12%	0.12%	2.40%	2.40%	12%
12/31/2012	$ 50,082	0.12%	0.12%	1.91%	1.91%	20%
12/31/2011	$ 13,480	0.12%	0.12%	1.31%	1.31%	54%
Class T1
12/31/2015	$590,070	0.46%	0.45%	N/A	1.60%	28% (i)
12/31/2014	$558,192	0.22%	0.22%	N/A	1.98%	16%
12/31/2013	$441,802	0.22%	0.22%	2.34%	2.34%	12%
12/31/2012	$253,750	0.22%	0.22%	1.83%	1.83%	20%
12/31/2011	$129,725	0.22%	0.22%	1.81%	1.81%	54%
Class L
12/31/2015	$ 36,700	0.63%	0.63%	N/A	1.74%	28% (i)
12/31/2014	$ 18,599	0.37%	0.37%	N/A	2.40%	16%
12/31/2013	$ 8,232	0.37%	0.37%	2.72%	2.72%	12%
12/31/2012	$ 2,985	0.37%	0.37%	2.36%	2.36%	20%
12/31/2011 (d)	$ 406	0.37% (j)	0.36% (j)	3.03% (j)	3.04% (j)	54%
Institutional Class
12/31/2015 (f)	$ 5,271	0.12% (j)	0.11% (j)	N/A	4.93% (j)	28% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was April 7, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND III
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$17.18	0.27 (b)	(0.66)	(0.39)	-	(0.24)	(3.73)	(3.97)	$12.82	(1.90%) (c)
12/31/2014	$17.49	0.14 (b)	0.85	0.99	-	(0.05)	(1.25)	(1.30)	$17.18	5.60%
12/31/2013	$15.08	0.37 (b)	3.16	3.53	-	(0.43)	(0.69)	(1.12)	$17.49	23.62%
12/31/2012	$13.29	0.26 (b)	1.95	2.21	-	(0.33)	(0.09)	(0.42)	$15.08	16.77%
12/31/2011	$14.53	0.39	(1.03)	(0.64)	-	(0.51)	(0.09)	(0.60)	$13.29	(4.44%)
Class T1
12/31/2015	$16.78	0.27 (b)	(0.66)	(0.39)	-	(0.22)	(3.73)	(3.95)	$12.44	(1.92%) (c)
12/31/2014	$17.47	0.45 (b)	0.57	1.02	-	(0.46)	(1.25)	(1.71)	$16.78	5.75%
12/31/2013	$15.06	0.42 (b)	3.10	3.52	-	(0.42)	(0.69)	(1.11)	$17.47	23.54%
12/31/2012	$13.27	0.22 (b)	1.98	0.22	-	(0.32)	(0.09)	(0.41)	$15.06	16.59%
12/31/2011	$14.51	0.40	(1.06)	(0.66)	-	(0.49)	(0.09)	(0.58)	$13.27	(4.52%)
Institutional Class
12/31/2015 (d)	$10.00	0.18 (b)	(0.70)	(0.52)	-	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 1,918	0.36%	0.35%	N/A	1.67%	28% (h)
12/31/2014	$ 1,819	0.12%	0.12%	N/A	0.80%	49%
12/31/2013	$35,614	0.12%	0.12%	2.22%	2.22%	24%
12/31/2012	$25,995	0.12%	0.12%	1.76%	1.76%	25%
12/31/2011	$ 830	0.12%	0.12%	2.90%	2.90%	68%
Class T1
12/31/2015	$36,770	0.47%	0.47%	N/A	1.77%	28% (h)
12/31/2014	$23,717	0.22%	0.22%	N/A	2.52%	49%
12/31/2013	$ 7,793	0.22%	0.22%	2.52%	2.52%	24%
12/31/2012	$ 5,065	0.22%	0.22%	1.53%	1.53%	25%
12/31/2011	$ 3,692	0.22%	0.22%	2.61%	2.61%	68%
Institutional Class
12/31/2015 (d)	$ 9	0.12% (i)	0.11% (i)	N/A	2.80% (i)	28% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND I
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Class T
12/31/2015	$15.21	0.24 (b)	(0.57)	(0.33)	-	(0.27)	(1.09)	(1.36)	$13.52	(2.16%) (c)
12/31/2014	$15.56	0.27 (b)	0.56	0.83	-	(0.31)	(0.87)	(1.18)	$15.21	5.26%
12/31/2013	$14.08	0.26 (b)	2.56	2.82	-	(0.42)	(0.92)	(1.34)	$15.56	20.36%
12/31/2012	$12.63	0.25 (b)	1.75	2.00	-	(0.25)	(0.30)	(0.55)	$14.08	15.88%
12/31/2011	$14.17	0.86	(1.39)	(0.53)	-	(0.86)	(0.15)	(1.01)	$12.63	(3.76%)
Class T1
12/31/2015	$15.18	0.25 (b)	(0.59)	(0.34)	-	(0.25)	(1.09)	(1.34)	$13.50	(2.23%) (c)
12/31/2014	$15.55	0.32 (b)	0.48	0.80	-	(0.30)	(0.87)	(1.17)	$15.18	5.05%
12/31/2013	$14.07	0.35 (b)	2.47	2.82	-	(0.42)	(0.92)	(1.34)	$15.55	20.32%
12/31/2012	$12.63	0.26 (b)	1.72	1.98	-	(0.24)	(0.30)	(0.54)	$14.07	15.86%
12/31/2011	$14.19	0.86	(1.41)	(0.55)	-	(0.86)	(0.15)	(1.01)	$12.63	(3.98%)
Institutional Class
12/31/2015 (d)	$10.00	0.45 (b)	(0.97)	(0.52)	-	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (c)(e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 3,807	0.34%	0.33%	N/A	1.58%	38% (h)
12/31/2014	$ 4,587	0.12%	0.12%	N/A	1.73%	22%
12/31/2013	$ 5,780	0.12%	0.12%	1.69%	1.69%	46%
12/31/2012	$ 7,431	0.12%	0.12%	1.85%	1.85%	44%
12/31/2011	$ 5,260	0.12%	0.12%	1.78%	1.78%	65%
Class T1
12/31/2015	$36,402	0.46%	0.45%	N/A	1.67%	38% (h)
12/31/2014	$33,984	0.22%	0.22%	N/A	2.05%	22%
12/31/2013	$22,801	0.22%	0.22%	2.26%	2.26%	46%
12/31/2012	$13,619	0.22%	0.22%	1.91%	1.91%	44%
12/31/2011	$ 8,008	0.22%	0.22%	1.85%	1.85%	65%
Institutional Class
12/31/2015 (d)	$ 188	0.12% (i)	0.11% (i)	N/A	7.03% (i)	38% (h)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND II
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Class T
12/31/2015	$17.26	0.29 (c)	(0.67)	(0.38)	-	(0.28)	(1.01)	(1.29)	$15.59	(2.13%)
12/31/2014	$17.41	0.32 (c)	0.60	0.92	-	(0.33)	(0.74)	(1.07)	$17.26	5.21%
12/31/2013	$14.79	0.41 (c)	2.88	3.29	-	(0.39)	(0.28)	(0.67)	$17.41	22.41%
12/31/2012	$13.15	0.28 (c)	1.88	2.16	-	(0.24)	(0.28)	(0.52)	$14.79	16.58%
12/31/2011	$14.50	0.60	(1.25)	(0.65)	-	(0.59)	(0.11)	(0.70)	$13.15	(4.52%)
Class T1
12/31/2015	$17.20	0.28 (c)	(0.68)	(0.40)	-	(0.26)	(1.01)	(1.27)	$15.53	(2.26%)
12/31/2014	$17.35	0.35 (c)	0.55	0.90	-	(0.31)	(0.74)	(1.05)	$17.20	5.13%
12/31/2013	$14.74	0.39 (c)	2.87	3.26	-	(0.37)	(0.28)	(0.65)	$17.35	22.28%
12/31/2012	$13.10	0.25 (c)	1.90	2.15	-	(0.23)	(0.28)	(0.51)	$14.74	16.45%
12/31/2011	$14.48	0.60	(1.27)	(0.67)	-	(0.60)	(0.11)	(0.71)	$13.10	(4.60%)
Class L
12/31/2015	$ 9.92	0.15 (c)	(0.40)	(0.25)	-	(0.28)	(1.01)	(1.29)	$ 8.38	(2.45%)
12/31/2014	$10.44	0.21 (c)	0.33	0.54	-	(0.32)	(0.74)	(1.06)	$ 9.92	5.01%
12/31/2013	$ 9.11	0.28 (c)	1.70	1.98	-	(0.37)	(0.28)	(0.65)	$10.44	22.01%
12/31/2012	$ 8.31	0.29 (c)	1.05	1.34	-	(0.26)	(0.28)	(0.54)	$ 9.11	16.19%
12/31/2011 (d)	$10.00	0.65	(1.62)	(0.97)	-	(0.65)	(0.07)	(0.72)	$ 8.31	(9.73%) (e)
Institutional Class
12/31/2015 (f)	$10.00	0.32 (c)	(0.87)	(0.55)	-	(0.34)	(0.39)	(0.73)	$ 8.72	(5.57%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
12/31/2015	$ 28,651	0.36%	0.35%	N/A	1.70%	26% (i)
12/31/2014	$ 24,983	0.12%	0.12%	N/A	1.82%	16%
12/31/2013	$ 20,056	0.12%	0.12%	2.46%	2.46%	13%
12/31/2012	$ 9,163	0.12%	0.12%	1.97%	1.97%	32%
12/31/2011	$ 3,242	0.12%	0.12%	1.54%	1.54%	56%
Class T1
12/31/2015	$191,492	0.46%	0.46%	N/A	1.66%	26% (i)
12/31/2014	$156,082	0.22%	0.22%	N/A	2.00%	16%
12/31/2013	$114,333	0.22%	0.22%	2.35%	2.35%	13%
12/31/2012	$ 57,016	0.22%	0.22%	1.76%	1.76%	32%
12/31/2011	$ 29,645	0.22%	0.22%	1.79%	1.79%	56%
Class L
12/31/2015	$ 5,130	0.63%	0.62%	N/A	1.58%	26% (i)
12/31/2014	$ 3,434	0.37%	0.37%	N/A	1.99%	16%
12/31/2013	$ 1,908	0.37%	0.37%	2.79%	2.79%	13%
12/31/2012	$ 695	0.37%	0.36%	3.21%	3.22%	32%
12/31/2011 (d)	$ 60	0.37% (j)	0.35% (j)	2.35% (j)	2.37% (j)	56%
Institutional Class
12/31/2015 (f)	$ 825	0.12% (j)	0.11% (j)	N/A	5.14% (j)	26% (i)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was April 7, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND III
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Class T
12/31/2015	$17.45	0.30 (c)	(0.71)	(0.41)	-	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
12/31/2014	$17.56	0.15 (c)	0.79	0.94	-	(0.07)	(0.98)	(1.05)	$17.45	5.27%
12/31/2013	$15.17	0.44 (c)	3.06	3.50	-	(0.45)	(0.66)	(1.11)	$17.56	23.26%
12/31/2012	$13.41	0.28 (c)	1.96	2.24	-	(0.27)	(0.21)	(0.48)	$15.17	16.81%
12/31/2011	$14.30	0.19	(0.88)	(0.69)	-	(0.17)	(0.03)	(0.20)	$13.41	(4.80%)
Class T1
12/31/2015	$17.05	0.30 (c)	(0.71)	(0.41)	-	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
12/31/2014	$17.50	0.42 (c)	0.48	0.90	-	(0.37)	(0.98)	(1.35)	$17.05	5.08%
12/31/2013	$15.12	0.38 (c)	3.10	3.48	-	(0.44)	(0.66)	(1.10)	$17.50	23.18%
12/31/2012	$13.38	0.25 (c)	1.96	2.21	-	(0.26)	(0.21)	(0.47)	$15.12	16.68%
12/31/2011	$14.29	0.20	(0.89)	(0.69)	-	(0.19)	(0.03)	(0.22)	$13.38	(4.89%)
Institutional Class
12/31/2015 (d)	$10.00	0.18 (c)	(0.74)	(0.56)	-	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
12/31/2015	$ 320	0.36%	0.36%	N/A	1.74%	26% (h)
12/31/2014	$ 258	0.12%	0.12%	N/A	0.83%	75%
12/31/2013	$ 3,809	0.12%	0.12%	2.58%	2.58%	40%
12/31/2012	$ 1,737	0.12%	0.12%	1.91%	1.91%	50%
12/31/2011	$ 88	0.12%	0.12%	1.46%	1.46%	67%
Class T1
12/31/2015	$10,004	0.48%	0.47%	N/A	1.84%	26% (h)
12/31/2014	$ 5,713	0.22%	0.22%	N/A	2.34%	75%
12/31/2013	$ 2,187	0.22%	0.22%	2.26%	2.26%	40%
12/31/2012	$ 1,324	0.22%	0.22%	1.72%	1.73%	50%
12/31/2011	$ 746	0.22%	0.22%	2.67%	2.67%	67%
Institutional Class
12/31/2015 (d)	$ 9	0.12% (i)	0.12% (i)	N/A	2.71% (i)	26% (h)
(a)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Class T, Class T1, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Annual Report - December 31, 2015

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2015:
	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2015	$14,161,652	$ 63,756,443	$2,279,051
Total interest received	198,427	1,002,577	42,874
Purchases	3,824,050	22,782,829	2,006,004
Sales	(5,148,057)	(14,289,713)	(725,976)
Ending Balance, December 31, 2015	$13,036,072	$ 73,252,136	$3,601,953
	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2015	$11,687,573	$48,712,401	$1,293,410
Total interest received	174,113	792,365	27,398
Purchases	4,065,660	21,341,179	1,695,461
Sales	(3,298,662)	(9,825,325)	(406,571)
Ending Balance, December 31, 2015	$12,628,684	$61,020,620	$2,609,698
	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2015	$2,842,492	$ 8,510,009	$156,912
Total interest received	44,705	149,041	3,554
Purchases	1,533,627	6,087,071	260,208
Sales	(864,457)	(1,913,740)	(50,639)
Ending Balance, December 31, 2015	$3,556,367	$12,832,381	$370,035
	Great-West Lifetime 2045 Fund I	Great-West Lifetime 2045 Fund II	Great-West Lifetime 2045 Fund III
Beginning Balance, January 1, 2015	$ —	$ —	$ —
Total interest received	397	1,162	30
Purchases	104,909	302,571	8,165
Sales	(8,790)	(19,349)	(410)
Ending Balance, December 31, 2015	$ 96,516	$284,384	$7,785
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Annual Report - December 31, 2015

Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
Great-West Lifetime 2015 Fund I
	2015	2014
Ordinary income	$2,797,300	$4,961,164
Long-term capital gain	7,379,032	7,718,851
	$10,176,332	$12,680,015
Great-West Lifetime 2015 Fund II
	2015	2014
Ordinary income	$17,077,721	$23,432,334
Long-term capital gain	50,103,335	33,969,086
	$67,181,056	$57,401,420
Great-West Lifetime 2015 Fund III
	2015	2014
Ordinary income	$977,643	$993,782
Long-term capital gain	2,522,114	2,130,003
	$3,499,757	$3,123,785
Great-West Lifetime 2025 Fund I
	2015	2014
Ordinary income	$4,984,567	$7,077,904
Long-term capital gain	14,938,828	14,915,323
	$19,923,395	$21,993,227

Annual Report - December 31, 2015

Great-West Lifetime 2025 Fund II
	2015	2014
Ordinary income	$29,780,077	$35,301,966
Long-term capital gain	108,943,681	56,873,404
	$138,723,758	$92,175,370
Great-West Lifetime 2025 Fund III
	2015	2014
Ordinary income	$1,600,645	$1,704,396
Long-term capital gain	10,334,497	5,179,810
	$11,935,142	$6,884,206
Great-West Lifetime 2035 Fund I
	2015	2014
Ordinary income	$3,998,534	$5,119,739
Long-term capital gain	17,101,079	14,527,298
	$21,099,613	$19,647,037
Great-West Lifetime 2035 Fund II
	2015	2014
Ordinary income	$23,534,310	$25,094,030
Long-term capital gain	101,433,481	50,533,196
	$124,967,791	$75,627,226
Great-West Lifetime 2035 Fund III
	2015	2014
Ordinary income	$1,218,074	$1,297,341
Long-term capital gain	12,856,754	5,525,927
	$14,074,828	$6,823,268
Great-West Lifetime 2045 Fund I
	2015	2014
Ordinary income	$2,084,457	$2,454,116
Long-term capital gain	10,102,783	7,405,035
	$12,187,240	$9,859,151
Great-West Lifetime 2045 Fund II
	2015	2014
Ordinary income	$12,075,859	$12,008,644
Long-term capital gain	56,522,587	25,677,839
	$68,598,446	$37,686,483
Great-West Lifetime 2045 Fund III
	2015	2014
Ordinary income	$603,421	$690,772
Long-term capital gain	8,153,890	2,529,671
	$8,757,311	$3,220,443

Annual Report - December 31, 2015

Great-West Lifetime 2055 Fund I
	2015	2014
Ordinary income	$693,118	$719,971
Long-term capital gain	3,034,532	2,088,968
	$3,727,650	$2,808,939
Great-West Lifetime 2055 Fund II
	2015	2014
Ordinary income	$3,547,351	$3,242,148
Long-term capital gain	13,872,328	7,463,471
	$17,419,679	$10,705,619
Great-West Lifetime 2055 Fund III
	2015	2014
Ordinary income	$150,006	$130,193
Long-term capital gain	910,327	405,191
	$1,060,333	$535,384
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West Lifetime 2015 Fund I	$—	$ 64,718	$ (64,718)
Great-West Lifetime 2015 Fund II	—	20,521	(20,521)
Great-West Lifetime 2015 Fund III	—	45,311	(45,311)
Great-West Lifetime 2025 Fund I	—	77,780	(77,780)
Great-West Lifetime 2025 Fund II	—	(6,928)	6,928
Great-West Lifetime 2025 Fund III	—	13,020	(13,020)
Great-West Lifetime 2035 Fund I	—	56,859	(56,859)
Great-West Lifetime 2035 Fund II	—	40,074	(40,074)
Great-West Lifetime 2035 Fund III	—	9,816	(9,816)
Great-West Lifetime 2045 Fund I	—	45,548	(45,548)
Great-West Lifetime 2045 Fund II	—	104,964	(104,964)
Great-West Lifetime 2045 Fund III	—	5,274	(5,274)
Great-West Lifetime 2055 Fund I	—	10,187	(10,187)
Great-West Lifetime 2055 Fund II	—	49,095	(49,095)
Great-West Lifetime 2055 Fund III	—	307	(307)

Annual Report - December 31, 2015

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Great-West Lifetime 2015 Fund I
Undistributed net investment income	$—
Undistributed long-term capital gains	2,045,234
Capital loss carryforwards	—
Post-October losses	(11,653)
Net unrealized depreciation	(10,769,919)
Tax composition of capital	$(8,736,338)
Great-West Lifetime 2015 Fund II
Undistributed net investment income	$—
Undistributed long-term capital gains	19,638,454
Capital loss carryforwards	—
Post-October losses	(5,738)
Net unrealized depreciation	(53,365,815)
Tax composition of capital	$(33,733,099)
Great-West Lifetime 2015 Fund III
Undistributed net investment income	$—
Undistributed long-term capital gains	1,200,968
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(4,720,279)
Tax composition of capital	$(3,519,311)
Great-West Lifetime 2025 Fund I
Undistributed net investment income	$—
Undistributed long-term capital gains	5,646,026
Capital loss carryforwards	—
Post-October losses	(964)
Net unrealized depreciation	(17,290,033)
Tax composition of capital	$(11,644,971)
Great-West Lifetime 2025 Fund II
Undistributed net investment income	$—
Undistributed long-term capital gains	44,081,199
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(77,618,706)
Tax composition of capital	$(33,537,507)
Great-West Lifetime 2025 Fund III
Undistributed net investment income	$—
Undistributed long-term capital gains	2,926,426
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(8,979,534)
Tax composition of capital	$(6,053,108)

Annual Report - December 31, 2015

Great-West Lifetime 2035 Fund I
Undistributed net investment income	$—
Undistributed long-term capital gains	7,039,811
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(13,379,070)
Tax composition of capital	$(6,339,259)
Great-West Lifetime 2035 Fund II
Undistributed net investment income	$—
Undistributed long-term capital gains	51,300,765
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(55,297,841)
Tax composition of capital	$(3,997,076)
Great-West Lifetime 2035 Fund III
Undistributed net investment income	$—
Undistributed long-term capital gains	3,027,865
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(8,058,476)
Tax composition of capital	$(5,030,611)
Great-West Lifetime 2045 Fund I
Undistributed net investment income	$—
Undistributed long-term capital gains	4,891,964
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(7,217,331)
Tax composition of capital	$(2,325,367)
Great-West Lifetime 2045 Fund II
Undistributed net investment income	$—
Undistributed long-term capital gains	30,576,921
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(36,988,230)
Tax composition of capital	$(6,411,309)
Great-West Lifetime 2045 Fund III
Undistributed net investment income	$—
Undistributed long-term capital gains	1,585,298
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(4,369,619)
Tax composition of capital	$(2,784,321)

Annual Report - December 31, 2015

Great-West Lifetime 2055 Fund I
Undistributed net investment income	$—
Undistributed long-term capital gains	1,621,572
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,736,048)
Tax composition of capital	$(2,114,476)
Great-West Lifetime 2055 Fund II
Undistributed net investment income	$—
Undistributed long-term capital gains	9,454,666
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(16,518,771)
Tax composition of capital	$(7,064,105)
Great-West Lifetime 2055 Fund III
Undistributed net investment income	$8,047
Undistributed long-term capital gains	396,326
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(1,143,645)
Tax composition of capital	$(739,272)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Great-West Lifetime 2015 Fund I	$—	$(11,653)
Great-West Lifetime 2015 Fund II	—	(5,738)
Great-West Lifetime 2025 Fund I	—	(964)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime 2015 Fund I	$155,279,335	$900,890	$(11,670,809)	$(10,769,919)
Great-West Lifetime 2015 Fund II	1,000,335,046	7,135,939	(60,501,754)	(53,365,815)
Great-West Lifetime 2015 Fund III	59,935,857	—	(4,720,279)	(4,720,279)
Great-West Lifetime 2025 Fund I	271,036,254	871,571	(18,161,604)	(17,290,033)
Great-West Lifetime 2025 Fund II	1,671,540,376	32,374,270	(109,992,976)	(77,618,706)
Great-West Lifetime 2025 Fund III	106,230,733	—	(8,979,534)	(8,979,534)
Great-West Lifetime 2035 Fund I	228,831,589	5,005,447	(18,384,517)	(13,379,070)
Great-West Lifetime 2035 Fund II	1,391,920,694	45,332,021	(100,629,862)	(55,297,841)
Great-West Lifetime 2035 Fund III	84,881,844	—	(8,058,476)	(8,058,476)
Great-West Lifetime 2045 Fund I	127,528,793	2,725,309	(9,942,640)	(7,217,331)
Great-West Lifetime 2045 Fund II	747,431,444	22,935,191	(59,923,421)	(36,988,230)
Great-West Lifetime 2045 Fund III	43,085,332	—	(4,369,619)	(4,369,619)
Great-West Lifetime 2055 Fund I	44,152,199	173,220	(3,909,268)	(3,736,048)
Great-West Lifetime 2055 Fund II	242,723,255	4,627,520	(21,146,291)	(16,518,771)
Great-West Lifetime 2055 Fund III	11,481,909	—	(1,143,645)	(1,143,645)

Annual Report - December 31, 2015

Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class T, Class T1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2015

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 2,579,736	$ 203,793	$ 463,588	$ 25,167	$ —	$ —
Great-West American Century Growth Fund Institutional Class	195,148	—	400,024	881,671	(52,136)	48,382	1,801,218
Great-West Ariel Mid Cap Value Fund Initial Class	—	631,173	51,069	112,346	5,813	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	41,527	—	69,073	242,091	(4,369)	1,283	374,162
Great-West Bond Index Fund Initial Class	—	27,590,677	2,142,688	3,324,903	(65,162)	106,038	—
Great-West Bond Index Fund Institutional Class	2,112,958	—	4,049,864	9,800,536	(312,157)	468,876	20,516,827
Great-West Federated Bond Fund Initial Class	—	16,587,624	1,204,496	1,948,159	(55,721)	81,370	—
Great-West Federated Bond Fund Institutional Class	1,057,710	—	757,088	6,334,397	(197,675)	318,070	10,079,974
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	2,516,913	206,224	449,001	(25,032)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	174,019	—	352,114	1,029,437	(98,125)	99,186	1,498,305
Great-West International Index Fund Initial Class	—	4,895,172	489,980	911,934	192,069	—	—
Great-West International Index Fund Institutional Class	484,527	—	1,304,132	1,160,014	100,664	58,159	4,263,836
Great-West Life & Annuity Contract	13,036,072	14,161,653	3,824,050	5,148,057	—	198,427	13,036,072
Great-West Loomis Sayles Bond Fund Initial Class	—	11,153,179	752,124	1,347,820	(66,558)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,005,305	—	2,609,785	3,500,708	(329,524)	335,849	8,886,893
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	802,522	61,533	145,622	7,454	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	68,427	—	158,788	245,940	(25,164)	6,111	561,103
Great-West MFS International Growth Fund Initial Class	—	1,112,989	100,290	235,111	19,805	—	—
Great-West MFS International Growth Fund Institutional Class	114,542	—	328,708	270,460	5,018	10,915	964,441
Great-West MFS International Value Fund Initial Class	—	1,351,248	116,553	211,292	76,414	—	—
Great-West MFS International Value Fund Institutional Class	246,750	—	1,905,284	623,259	138,614	27,410	2,351,525
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	2,482,289	247,932	444,261	21,480	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	196,023	—	414,997	787,222	63,669	7,627	1,801,447
Great-West Putnam Equity Income Fund Initial Class	—	3,067,194	271,230	368,217	109,523	—	—
Great-West Putnam Equity Income Fund Institutional Class	253,073	—	456,728	778,512	73,706	54,089	2,186,546
Great-West Putnam High Yield Bond Initial Class	—	14,008,317	735,875	1,640,244	13,140	—	—
Great-West Putnam High Yield Bond Institutional Class	996,658	—	1,235,690	4,898,026	(45,198)	525,357	8,690,854
Great-West Real Estate Index Fund Initial Class	—	4,732,896	680,268	765,425	149,961	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Real Estate Index Fund Institutional Class	330,985	$ —	$ 835,745	$1,718,037	$ 271,001	$ 94,730	$ 3,237,036
Great-West S&P 500® Index Fund Initial Class	—	10,989,355	1,115,800	1,200,699	541,347	—	—
Great-West S&P 500® Index Fund Institutional Class	853,129	—	1,338,242	2,504,896	884,813	213,316	7,976,757
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	4,730,673	408,100	557,749	247,453	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	398,456	—	779,886	1,088,345	246,434	63,166	3,406,798
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,431,009	236,937	334,016	93,360	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	201,578	—	486,847	717,588	59,742	31,758	1,707,365
Great-West Short Duration Bond Fund Initial Class	—	6,075,029	432,032	655,711	(9,347)	14,899	—
Great-West Short Duration Bond Fund Institutional Class	566,520	—	1,301,305	1,564,041	(35,581)	65,462	5,585,892
Great-West T. Rowe Price Equity Income Fund Initial Class	—	3,059,418	309,037	379,580	76,989	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	266,751	—	545,864	800,644	33,746	65,742	2,187,359
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,170,813	88,268	182,342	50,188	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	183,306	—	1,167,320	433,087	52,508	12,180	1,545,265
Great-West Templeton Global Bond Fund Initial Class	—	5,624,530	334,246	656,517	(32,372)	—	—
Great-West Templeton Global Bond Fund Institutional Class	681,683	—	2,575,173	1,493,111	(163,877)	186,385	6,121,516
					$2,042,080	$3,094,787	$108,781,191
Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 17,468,691	$ 1,050,336	$ 1,048,728	$ 75,149	$ —	$ —
Great-West American Century Growth Fund Institutional Class	1,764,704	—	3,901,952	4,041,031	202,792	424,017	16,288,219
Great-West Ariel Mid Cap Value Fund Initial Class	—	4,339,955	300,162	364,044	18,949	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	379,073	—	754,005	1,409,187	(27,710)	10,126	3,415,447
Great-West Bond Index Fund Initial Class	—	124,321,917	7,921,842	4,262,007	10,810	505,150	—
Great-West Bond Index Fund Institutional Class	11,871,606	—	29,697,430	40,966,464	(1,443,752)	2,499,908	115,273,292
Great-West Federated Bond Fund Initial Class	—	74,550,432	4,492,575	2,422,875	(62,557)	385,821	—
Great-West Federated Bond Fund Institutional Class	5,940,355	—	8,524,389	27,346,104	(1,173,745)	1,681,006	56,611,584

Annual Report - December 31, 2015

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	$ 17,278,289	$ 1,078,466	$ 895,842	$ (39,970)	$ —	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,586,141	—	3,536,263	6,081,131	(719,888)	874,068	13,656,670
Great-West International Index Fund Initial Class	—	34,560,042	1,654,299	3,002,742	772,602	—	—
Great-West International Index Fund Institutional Class	4,403,680	—	13,397,035	4,643,217	1,342,900	530,004	38,752,389
Great-West Life & Annuity Contract	73,252,136	63,756,443	22,782,829	14,289,713	—	1,002,577	73,252,136
Great-West Loomis Sayles Bond Fund Initial Class	—	49,749,636	2,713,338	1,299,788	(46,826)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	5,650,583	—	17,313,790	13,562,707	(1,257,706)	1,782,937	49,951,152
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	5,542,272	378,130	388,415	78,573	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	612,589	—	1,660,005	1,163,253	119,940	51,938	5,023,231
Great-West MFS International Growth Fund Initial Class	—	7,791,326	359,678	783,909	131,658	—	—
Great-West MFS International Growth Fund Institutional Class	1,034,914	—	3,367,708	1,151,967	163,125	98,991	8,713,977
Great-West MFS International Value Fund Initial Class	—	9,460,704	414,276	735,702	262,647	—	—
Great-West MFS International Value Fund Institutional Class	2,237,701	—	16,306,601	2,875,282	1,037,211	249,649	21,325,292
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	17,464,190	1,081,575	1,110,607	212,161	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,773,044	—	4,063,273	3,926,527	529,897	64,132	16,294,277
Great-West Putnam Equity Income Fund Initial Class	—	21,267,476	1,452,697	833,911	292,828	—	—
Great-West Putnam Equity Income Fund Institutional Class	2,314,301	—	4,569,238	2,772,506	858,307	465,021	19,995,561
Great-West Putnam High Yield Bond Initial Class	—	63,100,853	2,939,537	2,565,002	156,010	—	—
Great-West Putnam High Yield Bond Institutional Class	5,593,218	—	10,124,771	20,017,840	133,411	2,810,266	48,772,863
Great-West Real Estate Index Fund Initial Class	—	27,146,830	4,198,189	2,537,276	833,931	—	—
Great-West Real Estate Index Fund Institutional Class	2,173,562	—	6,041,309	10,451,136	1,452,688	621,366	21,257,441
Great-West S&P 500® Index Fund Initial Class	—	77,240,184	5,276,945	2,638,047	1,432,021	—	—
Great-West S&P 500® Index Fund Institutional Class	7,757,481	—	13,485,277	10,913,305	5,073,500	1,852,224	72,532,450
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	33,249,974	2,109,832	1,744,872	738,107	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,631,971	—	8,052,651	4,338,790	1,913,973	550,686	31,053,351
Great-West S&P Small Cap 600® Index Fund Initial Class	—	16,996,901	1,182,898	846,216	344,926	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,831,655	—	4,936,229	3,127,138	1,016,787	275,603	15,514,114
Great-West Short Duration Bond Fund Initial Class	—	27,292,003	1,605,559	649,263	(1,405)	70,573	—

Annual Report - December 31, 2015

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Short Duration Bond Fund Institutional Class	3,184,825	$ —	$ 8,784,565	$ 5,394,243	$ (49,380)	$ 355,361	$ 31,402,373
Great-West T. Rowe Price Equity Income Fund Initial Class	—	21,293,568	1,674,224	800,202	201,195	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,441,101	—	5,387,999	2,997,683	516,064	568,931	20,017,027
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	8,192,164	417,606	552,322	160,324	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,667,923	—	10,255,949	1,927,527	510,030	110,992	14,060,587
Great-West Templeton Global Bond Fund Initial Class	—	25,222,545	1,693,663	1,275,057	(47,737)	—	—
Great-West Templeton Global Bond Fund Institutional Class	3,829,036	—	15,301,121	4,578,130	(421,688)	960,495	34,384,747
					$15,300,152	$18,801,842	$727,548,180
Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 966,792	$ 227,520	$ 135,058	$(11,449)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	130,831	—	445,966	272,276	(28,693)	29,306	1,207,566
Great-West Ariel Mid Cap Value Fund Initial Class	—	231,393	50,013	21,950	(261)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	27,238	—	86,933	92,811	(7,491)	621	245,413
Great-West Bond Index Fund Initial Class	—	4,450,946	1,270,655	368,959	12,212	19,210	—
Great-West Bond Index Fund Institutional Class	584,863	—	2,173,885	1,687,060	4,760	113,346	5,679,022
Great-West Federated Bond Fund Initial Class	—	2,674,288	746,390	207,799	5,598	14,752	—
Great-West Federated Bond Fund Institutional Class	292,003	—	822,300	1,145,138	(12,877)	74,947	2,782,792
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	944,553	242,061	107,576	673	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	117,401	—	423,301	392,569	(45,859)	60,374	1,010,826
Great-West International Index Fund Initial Class	—	1,790,995	467,582	258,679	(3,239)	—	—
Great-West International Index Fund Institutional Class	316,211	—	1,274,698	408,259	(18,943)	37,831	2,782,655
Great-West Life & Annuity Contract	3,601,953	2,279,051	2,006,004	725,976	—	42,874	3,601,953
Great-West Loomis Sayles Bond Fund Initial Class	—	1,806,754	473,061	152,009	(7,175)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	280,712	—	1,205,286	645,753	(70,715)	80,687	2,481,493
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	303,446	64,004	35,669	(3,111)	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	46,468	$ —	$ 185,160	$ 91,726	$(11,638)	$ 3,437	$ 381,035
Great-West MFS International Growth Fund Initial Class	—	412,175	99,042	66,265	(2,577)	—	—
Great-West MFS International Growth Fund Institutional Class	76,879	—	338,132	94,075	(5,102)	7,098	647,318
Great-West MFS International Value Fund Initial Class	—	495,303	130,560	67,373	5,052	—	—
Great-West MFS International Value Fund Institutional Class	160,590	—	1,211,527	215,827	10,690	17,802	1,530,421
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	907,537	248,141	86,236	11,973	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	132,809	—	461,324	211,034	32,535	4,238	1,220,516
Great-West Putnam Equity Income Fund Initial Class	—	1,142,084	274,011	86,324	1,192	—	—
Great-West Putnam Equity Income Fund Institutional Class	169,660	—	534,616	226,128	(6,984)	31,292	1,465,866
Great-West Putnam High Yield Bond Initial Class	—	2,258,410	547,025	164,715	(2,825)	—	—
Great-West Putnam High Yield Bond Institutional Class	278,294	—	931,352	962,595	(33,466)	128,289	2,426,720
Great-West Real Estate Index Fund Initial Class	—	1,243,061	505,035	178,051	45,622	—	—
Great-West Real Estate Index Fund Institutional Class	128,233	—	527,401	706,753	23,062	34,761	1,254,119
Great-West S&P 500® Index Fund Initial Class	—	4,023,279	1,090,835	266,713	34,462	—	—
Great-West S&P 500® Index Fund Institutional Class	564,235	—	1,603,426	799,970	86,444	125,979	5,275,602
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	1,742,744	428,172	130,278	9,908	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	269,545	—	967,489	406,904	13,685	37,628	2,304,607
Great-West S&P Small Cap 600® Index Fund Initial Class	—	898,950	220,735	71,769	1,380	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	138,107	—	552,583	268,288	(5,195)	18,760	1,169,765
Great-West Short Duration Bond Fund Initial Class	—	976,161	266,839	67,487	(518)	2,697	—
Great-West Short Duration Bond Fund Institutional Class	156,658	—	624,859	243,424	(1,973)	16,568	1,544,650
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,138,122	287,641	79,518	(1,858)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	184,189	—	628,995	222,898	(16,571)	38,410	1,510,348
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	439,196	90,110	44,202	1,121	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	130,395	—	911,352	162,130	5,639	7,886	1,099,229
Great-West Templeton Global Bond Fund Initial Class	—	908,960	244,816	90,470	(4,972)	—	—
Great-West Templeton Global Bond Fund Institutional Class	188,366	—	922,471	210,318	(21,483)	41,349	1,691,526
					$(18,967)	$990,142	$43,313,442

Annual Report - December 31, 2015

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 5,341,107	$ 216,986	$ 486,808	$ 19,481	$ —	$ —
Great-West American Century Growth Fund Institutional Class	472,323	—	926,271	1,387,416	46,608	114,917	4,359,541
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,313,966	89,126	163,203	8,738	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	101,260	—	142,710	413,836	(6,925)	2,859	912,356
Great-West Bond Index Fund Initial Class	—	42,123,419	2,575,117	3,552,840	(70,416)	165,526	—
Great-West Bond Index Fund Institutional Class	3,864,921	—	8,394,134	11,590,705	(398,957)	787,283	37,528,386
Great-West Federated Bond Fund Initial Class	—	25,276,018	1,403,574	2,014,368	(56,950)	126,860	—
Great-West Federated Bond Fund Institutional Class	1,935,114	—	2,152,317	7,956,334	(271,580)	525,762	18,441,640
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	5,293,524	178,316	384,288	(13,731)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	424,364	—	751,728	1,881,897	(227,360)	237,213	3,653,775
Great-West International Index Fund Initial Class	—	12,372,977	465,989	1,129,341	395,665	—	—
Great-West International Index Fund Institutional Class	1,314,613	—	2,525,420	1,640,906	343,877	158,046	11,568,594
Great-West Life & Annuity Contract	12,628,684	11,687,573	4,065,660	3,298,662	—	174,113	12,628,684
Great-West Loomis Sayles Bond Fund Initial Class	—	16,830,043	719,729	1,016,348	(39,131)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,811,233	—	4,750,578	3,659,162	(333,725)	563,957	16,011,298
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,035,150	93,627	197,755	29,389	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	194,834	—	440,433	477,196	11,170	17,132	1,597,642
Great-West MFS International Growth Fund Initial Class	—	2,788,667	89,126	297,982	55,591	—	—
Great-West MFS International Growth Fund Institutional Class	310,218	—	699,863	422,350	33,877	29,592	2,612,037
Great-West MFS International Value Fund Initial Class	—	3,396,101	110,870	313,989	110,406	—	—
Great-West MFS International Value Fund Institutional Class	668,945	—	4,584,103	970,933	346,210	74,320	6,375,046
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	5,322,124	274,169	500,842	59,722	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	474,548	—	903,726	1,401,621	64,687	17,811	4,361,098
Great-West Putnam Equity Income Fund Initial Class	—	6,493,259	366,776	390,672	165,039	—	—
Great-West Putnam Equity Income Fund Institutional Class	616,004	—	1,006,613	1,035,050	273,552	127,468	5,322,278
Great-West Putnam High Yield Bond Initial Class	—	21,219,810	561,404	1,488,383	20,179	—	—
Great-West Putnam High Yield Bond Institutional Class	1,706,751	—	2,617,238	6,700,219	(34,811)	863,122	14,882,871
Great-West Real Estate Index Fund Initial Class	—	6,755,449	808,222	687,350	214,843	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Real Estate Index Fund Institutional Class	555,891	$ —	$1,232,943	$ 2,028,644	$ 240,943	$ 152,033	$ 5,436,610
Great-West S&P 500® Index Fund Initial Class	—	23,557,675	1,387,583	1,288,578	655,051	—	—
Great-West S&P 500® Index Fund Institutional Class	2,067,468	—	2,790,858	3,883,728	1,684,969	504,761	19,330,821
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	10,156,537	404,179	666,251	344,109	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	968,803	—	1,788,348	1,520,327	590,947	149,929	8,283,265
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,201,943	308,805	457,178	172,292	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	582,846	—	1,341,349	1,235,634	334,592	89,621	4,936,703
Great-West Short Duration Bond Fund Initial Class	—	5,013,911	264,021	339,717	(5,139)	12,589	—
Great-West Short Duration Bond Fund Institutional Class	547,817	—	1,572,297	1,092,660	(26,082)	60,386	5,401,475
Great-West T. Rowe Price Equity Income Fund Initial Class	—	6,497,787	479,552	435,017	97,288	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	649,500	—	1,218,684	1,159,830	133,876	155,401	5,325,901
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,479,053	144,253	281,018	71,718	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	444,405	—	2,606,541	558,434	154,929	29,415	3,746,337
Great-West Templeton Global Bond Fund Initial Class	—	9,169,528	676,069	916,352	(27,557)	—	—
Great-West Templeton Global Bond Fund Institutional Class	1,128,867	—	3,656,478	1,854,279	(177,704)	321,744	10,137,225
					$4,989,680	$5,461,860	$202,853,583
Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 39,248,603	$ 1,853,926	$ 1,243,345	$ 218,902	$ —	$ —
Great-West American Century Growth Fund Institutional Class	4,006,160	—	7,380,185	7,797,215	470,142	961,907	36,976,855
Great-West Ariel Mid Cap Value Fund Initial Class	—	9,816,212	567,162	544,614	27,518	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	867,264	—	1,377,007	2,942,879	(74,309)	23,174	7,814,045
Great-West Bond Index Fund Initial Class	—	175,080,559	13,240,861	5,588,248	(8,774)	718,112	—
Great-West Bond Index Fund Institutional Class	18,734,901	—	43,113,149	41,010,223	(1,372,706)	3,695,980	181,915,887
Great-West Federated Bond Fund Initial Class	—	105,185,182	7,549,199	3,055,261	(87,346)	549,628	—
Great-West Federated Bond Fund Institutional Class	9,362,583	—	12,431,850	30,542,790	(1,156,917)	2,448,287	89,225,412

Annual Report - December 31, 2015

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	$ 38,956,667	$ 2,094,176	$ 1,043,636	$ (45,833)	$ —	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,612,620	—	6,938,471	12,780,102	(1,547,280)	1,990,809	31,104,659
Great-West International Index Fund Initial Class	—	91,877,769	3,199,239	4,941,476	1,573,841	—	—
Great-West International Index Fund Institutional Class	11,178,380	—	23,168,941	8,275,977	1,947,266	1,346,732	98,369,742
Great-West Life & Annuity Contract	61,020,620	48,712,401	21,341,179	9,825,325	—	792,365	61,020,620
Great-West Loomis Sayles Bond Fund Initial Class	—	70,169,119	4,613,778	1,298,146	(48,713)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	8,762,335	—	24,390,944	12,192,688	(1,047,660)	2,640,530	77,459,038
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	14,840,622	825,261	658,767	108,068	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,673,050	—	3,939,392	2,600,223	298,000	141,754	13,719,010
Great-West MFS International Growth Fund Initial Class	—	20,777,103	594,403	1,250,819	284,303	—	—
Great-West MFS International Growth Fund Institutional Class	2,631,886	—	6,117,624	1,993,075	284,477	251,629	22,160,484
Great-West MFS International Value Fund Initial Class	—	25,290,396	761,371	1,326,685	455,674	—	—
Great-West MFS International Value Fund Institutional Class	5,672,190	—	37,075,179	5,340,389	1,938,658	632,650	54,055,970
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	39,285,926	2,120,790	1,480,463	428,835	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,024,750	—	7,678,766	7,687,794	1,248,992	145,930	36,987,452
Great-West Putnam Equity Income Fund Initial Class	—	48,033,598	2,972,170	1,050,499	404,216	—	—
Great-West Putnam Equity Income Fund Institutional Class	5,239,853	—	8,523,184	4,977,023	2,001,872	1,058,564	45,272,331
Great-West Putnam High Yield Bond Initial Class	—	88,241,598	4,002,273	2,095,221	137,543	—	—
Great-West Putnam High Yield Bond Institutional Class	8,230,230	—	16,025,225	27,423,942	185,076	4,062,789	71,767,610
Great-West Real Estate Index Fund Initial Class	—	39,897,203	6,495,084	3,586,651	1,198,620	—	—
Great-West Real Estate Index Fund Institutional Class	3,477,345	—	8,723,123	13,142,050	1,926,815	961,518	34,008,438
Great-West S&P 500® Index Fund Initial Class	—	174,316,596	10,896,001	3,194,067	1,787,232	—	—
Great-West S&P 500® Index Fund Institutional Class	17,588,679	—	22,325,862	18,972,879	11,155,622	4,212,278	164,454,150
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	75,021,783	3,558,332	1,975,267	1,393,208	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,240,199	—	16,091,890	8,476,894	4,026,866	1,253,372	70,453,701
Great-West S&P Small Cap 600® Index Fund Initial Class	—	45,624,506	2,632,854	1,477,306	526,969	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,967,622	—	11,537,562	7,098,191	2,405,703	749,301	42,075,759
Great-West Short Duration Bond Fund Initial Class	—	20,813,428	1,468,833	418,829	(852)	54,390	—

Annual Report - December 31, 2015

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Short Duration Bond Fund Institutional Class	2,649,813	$ —	$ 8,203,642	$ 3,765,951	$ (65,385)	$ 286,180	$ 26,127,159
Great-West T. Rowe Price Equity Income Fund Initial Class	—	48,092,281	3,630,499	973,307	283,435	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,526,569	—	10,712,667	5,749,133	1,350,997	1,294,602	45,317,867
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	18,355,969	771,040	905,769	271,584	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,771,154	—	22,032,251	3,425,145	1,005,043	251,022	31,790,828
Great-West Templeton Global Bond Fund Initial Class	—	38,233,294	2,896,246	1,620,212	(165,355)	—	—
Great-West Templeton Global Bond Fund Institutional Class	5,462,630	—	18,250,538	5,611,945	(467,451)	1,472,486	49,054,416
					$33,256,896	$31,995,989	$1,291,131,433
Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$2,019,812	$ 516,744	$ 171,230	$ (13,408)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	308,762	—	1,121,194	521,652	(43,809)	70,164	2,849,877
Great-West Ariel Mid Cap Value Fund Initial Class	—	490,021	124,199	33,603	(372)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	65,781	—	239,647	201,533	(14,427)	1,385	592,692
Great-West Bond Index Fund Initial Class	—	4,680,003	1,388,582	200,655	8,265	20,859	—
Great-West Bond Index Fund Institutional Class	799,634	—	3,293,514	1,190,818	16,360	139,169	7,764,446
Great-West Federated Bond Fund Initial Class	—	2,804,699	827,529	117,128	3,845	15,931	—
Great-West Federated Bond Fund Institutional Class	400,828	—	1,367,835	915,090	2,398	89,530	3,819,895
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,982,883	535,203	122,888	1,223	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	278,359	—	1,092,920	796,362	(58,547)	144,643	2,396,672
Great-West International Index Fund Initial Class	—	4,514,046	1,167,971	353,797	(8,584)	—	—
Great-West International Index Fund Institutional Class	854,868	—	3,245,920	714,897	(9,142)	102,515	7,522,837
Great-West Life & Annuity Contract	2,609,698	1,293,410	1,695,461	406,571	—	27,398	2,609,698
Great-West Loomis Sayles Bond Fund Initial Class	—	1,884,539	542,789	83,502	(3,336)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	374,963	—	1,710,305	426,073	(36,101)	98,042	3,314,676
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	757,341	184,255	60,294	(5,929)	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	130,468	$ —	$ 530,432	$ 198,475	$ (23,152)	$ 9,533	$ 1,069,837
Great-West MFS International Growth Fund Initial Class	—	1,023,353	246,167	86,777	(6,029)	—	—
Great-West MFS International Growth Fund Institutional Class	203,375	—	827,725	161,404	(4,929)	19,223	1,712,418
Great-West MFS International Value Fund Initial Class	—	1,241,394	318,970	95,576	5,356	—	—
Great-West MFS International Value Fund Institutional Class	434,522	—	3,165,332	403,865	34,917	48,309	4,140,992
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,943,808	539,581	106,589	13,981	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	311,788	—	1,149,356	431,968	64,780	9,883	2,865,331
Great-West Putnam Equity Income Fund Initial Class	—	2,407,472	667,117	120,750	(1,072)	—	—
Great-West Putnam Equity Income Fund Institutional Class	402,152	—	1,388,511	444,596	(12,967)	73,781	3,474,592
Great-West Putnam High Yield Bond Initial Class	—	2,346,824	653,841	124,090	(3,408)	—	—
Great-West Putnam High Yield Bond Institutional Class	353,601	—	1,464,440	1,014,699	(33,537)	153,090	3,083,401
Great-West Real Estate Index Fund Initial Class	—	1,659,719	647,760	156,495	49,680	—	—
Great-West Real Estate Index Fund Institutional Class	213,411	—	1,034,279	874,742	76,059	53,725	2,087,155
Great-West S&P 500® Index Fund Initial Class	—	8,654,169	2,513,814	316,610	62,537	—	—
Great-West S&P 500® Index Fund Institutional Class	1,345,624	—	4,180,934	1,552,248	184,775	296,933	12,581,582
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	3,710,213	1,027,496	209,664	19,169	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	635,293	—	2,409,121	772,567	37,405	88,750	5,431,753
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,275,652	609,371	122,764	(18)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	385,160	—	1,564,458	594,858	(14,653)	52,710	3,262,302
Great-West Short Duration Bond Fund Initial Class	—	555,024	168,697	24,584	(130)	1,577	—
Great-West Short Duration Bond Fund Institutional Class	113,699	—	579,621	147,987	(1,188)	11,339	1,121,067
Great-West T. Rowe Price Equity Income Fund Initial Class	—	2,402,780	691,446	100,078	(4,838)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	431,061	—	1,583,223	463,053	(39,557)	90,112	3,534,702
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	924,774	228,956	73,027	2,706	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	299,453	—	1,986,380	207,744	12,149	19,058	2,524,390
Great-West Templeton Global Bond Fund Initial Class	—	1,018,665	307,343	66,193	(3,927)	—	—
Great-West Templeton Global Bond Fund Institutional Class	233,063	—	1,155,676	208,238	(18,295)	49,714	2,092,904
					$234,250	$1,687,373	$79,853,219

Annual Report - December 31, 2015

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 6,224,523	$ 218,138	$ 438,996	$ 29,242	$ —	$ —
Great-West American Century Growth Fund Institutional Class	582,943	—	1,127,094	1,413,244	64,495	140,637	5,380,568
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,535,160	84,218	153,734	8,020	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	124,181	—	180,187	459,189	(10,399)	3,423	1,118,869
Great-West Bond Index Fund Initial Class	—	24,398,837	1,920,779	2,192,408	(49,575)	96,270	—
Great-West Bond Index Fund Institutional Class	2,536,454	—	6,279,145	5,410,651	(142,288)	487,364	24,628,965
Great-West Federated Bond Fund Initial Class	—	14,652,247	1,087,203	1,264,505	(37,216)	73,766	—
Great-West Federated Bond Fund Institutional Class	1,267,628	—	1,911,994	3,986,299	(107,764)	320,101	12,080,491
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	6,188,816	200,305	358,023	(17,490)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	522,679	—	939,181	2,065,365	(252,614)	289,777	4,500,268
Great-West International Index Fund Initial Class	—	16,868,030	512,541	1,431,446	328,477	—	—
Great-West International Index Fund Institutional Class	1,809,036	—	3,001,050	1,732,072	515,579	217,357	15,919,515
Great-West Life & Annuity Contract	3,556,367	2,842,492	1,533,627	864,457	—	44,705	3,556,367
Great-West Loomis Sayles Bond Fund Initial Class	—	9,766,167	558,289	610,633	(23,817)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,175,167	—	3,389,104	1,659,293	(155,847)	349,553	10,388,480
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,754,156	138,646	228,375	44,157	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	283,558	—	642,903	518,817	44,926	24,365	2,325,178
Great-West MFS International Growth Fund Initial Class	—	3,805,574	90,066	361,714	46,133	—	—
Great-West MFS International Growth Fund Institutional Class	426,745	—	844,666	439,094	72,912	40,635	3,593,193
Great-West MFS International Value Fund Initial Class	—	4,647,754	115,890	360,102	126,081	—	—
Great-West MFS International Value Fund Institutional Class	919,728	—	5,918,740	1,052,672	379,384	102,167	8,765,003
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,211,814	281,439	463,725	67,926	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	585,933	—	1,088,756	1,354,295	151,179	21,568	5,384,725
Great-West Putnam Equity Income Fund Initial Class	—	7,605,257	379,679	358,543	146,896	—	—
Great-West Putnam Equity Income Fund Institutional Class	759,514	—	1,216,757	991,807	297,603	155,219	6,562,196
Great-West Putnam High Yield Bond Initial Class	—	12,264,504	548,134	934,891	3,786	—	—
Great-West Putnam High Yield Bond Institutional Class	1,067,560	—	2,197,431	3,935,447	(20,429)	527,327	9,309,125
Great-West Real Estate Index Fund Initial Class	—	5,046,662	680,960	528,534	161,140	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Real Estate Index Fund Institutional Class	446,096	$ —	$1,089,259	$1,443,190	$ 172,559	$ 119,260	$ 4,362,814
Great-West S&P 500® Index Fund Initial Class	—	27,659,650	1,422,515	1,084,862	678,097	—	—
Great-West S&P 500® Index Fund Institutional Class	2,555,217	—	3,295,556	3,762,115	1,817,394	617,352	23,891,280
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	11,894,491	399,668	640,751	315,689	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,196,304	—	2,166,143	1,470,043	614,024	183,298	10,228,401
Great-West S&P Small Cap 600® Index Fund Initial Class	—	8,483,426	403,982	508,275	207,665	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	844,474	—	1,909,746	1,430,185	449,719	128,486	7,152,694
Great-West Short Duration Bond Fund Initial Class	—	1,232,685	87,333	91,286	(2,142)	3,101	—
Great-West Short Duration Bond Fund Institutional Class	155,207	—	597,267	289,000	(4,979)	16,309	1,530,342
Great-West T. Rowe Price Equity Income Fund Initial Class	—	7,613,833	487,175	369,925	95,141	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	801,274	—	1,524,309	1,156,293	149,424	189,409	6,570,449
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,925,056	73,885	219,303	61,959	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	550,105	—	3,122,471	529,674	142,668	36,316	4,637,384
Great-West Templeton Global Bond Fund Initial Class	—	5,613,083	477,749	569,499	(31,325)	—	—
Great-West Templeton Global Bond Fund Institutional Class	690,576	—	2,143,165	1,114,731	(128,649)	202,448	6,201,372
					$6,207,741	$4,390,213	$178,087,679
Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 42,753,083	$ 2,415,831	$ 769,009	$ 236,863	$ —	$ —
Great-West American Century Growth Fund Institutional Class	4,575,825	—	8,002,963	6,809,092	961,589	1,094,960	42,234,868
Great-West Ariel Mid Cap Value Fund Initial Class	—	10,558,511	742,825	489,379	25,606	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	979,625	—	1,483,535	2,934,348	(85,903)	25,720	8,826,421
Great-West Bond Index Fund Initial Class	—	73,007,165	7,344,003	2,415,175	(11,396)	303,568	—
Great-West Bond Index Fund Institutional Class	9,164,683	—	28,017,050	15,493,779	(505,373)	1,670,082	88,989,069
Great-West Federated Bond Fund Initial Class	—	43,719,481	4,188,347	1,288,927	(36,972)	231,813	—
Great-West Federated Bond Fund Institutional Class	4,586,469	—	10,080,989	11,760,009	(361,874)	1,082,928	43,709,053

Annual Report - December 31, 2015

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	$ 42,240,915	$ 2,860,634	$ 705,941	$ (40,233)	$ —	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,115,376	—	7,623,642	12,878,714	(1,603,791)	2,256,362	35,433,386
Great-West International Index Fund Initial Class	—	116,136,756	5,309,551	5,576,400	456,670	—	—
Great-West International Index Fund Institutional Class	14,216,340	—	25,090,610	8,475,840	2,340,252	1,715,195	125,103,791
Great-West Life & Annuity Contract	12,832,381	8,510,009	6,087,071	1,913,740	—	149,041	12,832,381
Great-West Loomis Sayles Bond Fund Initial Class	—	29,148,779	2,563,691	491,367	(19,713)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	4,250,012	—	14,590,146	4,375,806	(380,822)	1,202,587	37,570,102
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	18,842,161	1,151,864	455,453	198,659	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,233,366	—	5,136,674	2,688,780	466,548	187,827	18,313,600
Great-West MFS International Growth Fund Initial Class	—	26,139,490	936,330	1,273,994	39,189	—	—
Great-West MFS International Growth Fund Institutional Class	3,349,239	—	6,772,793	1,855,915	423,569	320,470	28,200,595
Great-West MFS International Value Fund Initial Class	—	31,934,238	1,251,941	1,233,563	403,210	—	—
Great-West MFS International Value Fund Institutional Class	7,223,657	—	44,701,005	5,251,490	1,877,745	806,649	68,841,452
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	42,750,318	2,475,952	1,208,145	(6,967)	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,596,159	—	8,411,298	6,905,840	1,701,761	165,170	42,238,703
Great-West Putnam Equity Income Fund Initial Class	—	52,129,187	3,640,939	582,920	223,572	—	—
Great-West Putnam Equity Income Fund Institutional Class	5,971,737	—	9,057,288	4,398,163	1,325,731	1,195,843	51,595,810
Great-West Putnam High Yield Bond Initial Class	—	36,628,985	2,433,030	791,430	41,732	—	—
Great-West Putnam High Yield Bond Institutional Class	3,850,948	—	10,246,097	11,801,021	(3,466)	1,823,839	33,580,270
Great-West Real Estate Index Fund Initial Class	—	28,555,315	5,237,701	2,471,531	809,147	—	—
Great-West Real Estate Index Fund Institutional Class	2,762,907	—	7,199,112	8,484,964	1,205,575	739,456	27,021,228
Great-West S&P 500® Index Fund Initial Class	—	189,620,776	13,475,958	1,623,729	1,023,901	—	—
Great-West S&P 500® Index Fund Institutional Class	20,111,090	—	23,045,968	17,247,835	8,722,385	4,783,285	188,038,694
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	81,397,929	4,622,077	1,622,203	840,583	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,409,250	—	17,353,092	7,567,041	3,166,563	1,421,989	80,449,091
Great-West S&P Small Cap 600® Index Fund Initial Class	—	57,918,073	3,587,570	871,597	534,368	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,657,219	—	14,891,311	7,527,442	2,657,981	997,110	56,386,645
Great-West Short Duration Bond Fund Initial Class	—	3,611,148	338,053	69,092	(1,022)	9,577	—

Annual Report - December 31, 2015

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Short Duration Bond Fund Institutional Class	555,813	$ —	$ 2,381,163	$ 747,036	$ (16,071)	$ 56,211	$ 5,480,318
Great-West T. Rowe Price Equity Income Fund Initial Class	—	52,147,051	4,458,506	496,170	122,439	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,294,536	—	12,063,404	5,340,265	1,095,890	1,463,989	51,615,195
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	19,962,994	930,039	655,640	240,946	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,301,049	—	24,709,208	3,081,068	975,853	286,754	36,257,846
Great-West Templeton Global Bond Fund Initial Class	—	16,765,028	1,573,196	567,287	(32,661)	—	—
Great-West Templeton Global Bond Fund Institutional Class	2,498,787	—	8,475,261	2,328,047	(205,840)	668,099	22,439,103
					$28,806,223	$24,658,524	$1,105,157,621
Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$2,023,373	$ 352,701	$109,548	$ (13,570)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	301,789	—	993,353	348,584	(27,370)	68,806	2,785,512
Great-West Ariel Mid Cap Value Fund Initial Class	—	484,556	97,096	21,725	619	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	64,821	—	212,341	159,970	(13,256)	1,390	584,040
Great-West Bond Index Fund Initial Class	—	1,360,047	398,954	70,728	2,156	6,221	—
Great-West Bond Index Fund Institutional Class	262,026	—	1,248,182	332,053	2,547	42,678	2,544,275
Great-West Federated Bond Fund Initial Class	—	816,502	238,860	42,413	1,033	4,764	—
Great-West Federated Bond Fund Institutional Class	131,081	—	535,902	257,437	(1,890)	26,904	1,249,203
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,971,339	385,178	62,264	(6,886)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	271,213	—	931,704	597,528	(42,626)	141,262	2,335,148
Great-West International Index Fund Initial Class	—	5,083,323	1,234,136	387,262	(10,770)	—	—
Great-West International Index Fund Institutional Class	936,983	—	3,310,062	622,410	(6,849)	112,264	8,245,452
Great-West Life & Annuity Contract	370,035	156,912	260,208	50,639	—	3,554	370,035
Great-West Loomis Sayles Bond Fund Initial Class	—	550,745	146,892	25,283	(1,145)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	121,273	—	603,439	106,270	(11,046)	30,619	1,072,049
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	887,127	159,649	54,348	(6,813)	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	147,220	$ —	$ 549,541	$163,251	$ (20,173)	$ 11,082	$ 1,207,208
Great-West MFS International Growth Fund Initial Class	—	1,167,683	244,475	92,763	(7,218)	—	—
Great-West MFS International Growth Fund Institutional Class	220,527	—	825,037	138,771	(5,328)	21,012	1,856,834
Great-West MFS International Value Fund Initial Class	—	1,402,109	331,744	98,186	6,243	—	—
Great-West MFS International Value Fund Institutional Class	476,172	—	3,286,281	301,753	23,592	52,933	4,537,917
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,877,828	469,280	75,802	10,064	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	303,652	—	1,024,340	305,530	45,588	9,738	2,790,566
Great-West Putnam Equity Income Fund Initial Class	—	2,367,270	521,827	61,093	1,340	—	—
Great-West Putnam Equity Income Fund Institutional Class	394,396	—	1,214,475	215,642	(8,901)	72,384	3,407,586
Great-West Putnam High Yield Bond Initial Class	—	683,962	183,151	40,402	(2,122)	—	—
Great-West Putnam High Yield Bond Institutional Class	109,832	—	468,320	260,142	(7,169)	47,013	957,735
Great-West Real Estate Index Fund Initial Class	—	1,144,015	404,228	80,275	25,434	—	—
Great-West Real Estate Index Fund Institutional Class	159,046	—	679,648	457,303	44,363	39,373	1,555,471
Great-West S&P 500® Index Fund Initial Class	—	8,309,312	2,205,981	194,940	51,991	—	—
Great-West S&P 500® Index Fund Institutional Class	1,325,642	—	3,715,206	806,905	147,739	293,460	12,394,755
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	3,599,317	852,499	111,850	21,915	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	620,181	—	2,055,293	377,105	35,017	87,516	5,302,550
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,590,999	646,751	134,721	(746)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	438,599	—	1,604,416	450,840	(10,750)	60,979	3,714,929
Great-West Short Duration Bond Fund Initial Class	—	65,901	19,761	3,636	(32)	192	—
Great-West Short Duration Bond Fund Institutional Class	15,637	—	90,771	17,295	(148)	1,473	154,185
Great-West T. Rowe Price Equity Income Fund Initial Class	—	2,356,590	573,360	56,326	(1,109)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	416,815	—	1,400,547	273,126	(29,193)	89,000	3,417,879
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	917,613	156,197	37,318	665	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	286,605	—	1,842,897	141,084	7,953	18,773	2,416,078
Great-West Templeton Global Bond Fund Initial Class	—	316,902	91,463	23,221	(1,514)	—	—
Great-West Templeton Global Bond Fund Institutional Class	71,137	—	337,617	46,878	(4,608)	15,659	638,806
					$187,027	$1,259,049	$63,538,213

Annual Report - December 31, 2015

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 3,836,918	$ 185,383	$ 191,397	$ 15,202	$ —	$ —
Great-West American Century Growth Fund Institutional Class	397,640	—	737,792	674,771	34,492	94,312	3,670,218
Great-West Ariel Mid Cap Value Fund Initial Class	—	949,255	68,192	79,675	4,310	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	85,242	—	119,137	242,224	(6,092)	2,202	768,034
Great-West Bond Index Fund Initial Class	—	7,731,999	837,378	683,593	(15,055)	31,230	—
Great-West Bond Index Fund Institutional Class	868,396	—	2,426,889	1,745,984	(40,549)	163,533	8,432,128
Great-West Federated Bond Fund Initial Class	—	4,634,193	484,668	387,974	(3,671)	23,892	—
Great-West Federated Bond Fund Institutional Class	435,255	—	814,336	1,268,032	(24,774)	106,957	4,147,981
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	3,812,423	194,989	159,126	(7,638)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	357,890	—	626,754	1,080,646	(134,225)	194,240	3,081,437
Great-West International Index Fund Initial Class	—	12,006,655	635,561	900,095	242,543	—	—
Great-West International Index Fund Institutional Class	1,366,417	—	2,262,144	1,069,516	268,588	164,280	12,024,468
Great-West Life & Annuity Contract	96,516	—	104,909	8,790	—	397	96,516
Great-West Loomis Sayles Bond Fund Initial Class	—	3,089,341	289,881	210,603	(9,123)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	400,212	—	1,247,257	524,517	(51,211)	116,737	3,537,871
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,971,748	92,285	115,349	19,346	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	225,067	—	491,108	250,105	29,498	18,630	1,845,549
Great-West MFS International Growth Fund Initial Class	—	2,712,655	121,968	229,124	31,293	—	—
Great-West MFS International Growth Fund Institutional Class	321,447	—	602,759	240,301	45,337	30,566	2,706,587
Great-West MFS International Value Fund Initial Class	—	3,314,994	137,404	222,163	75,517	—	—
Great-West MFS International Value Fund Institutional Class	694,516	—	4,349,539	641,408	230,342	77,249	6,618,735
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	3,838,636	202,834	197,466	37,780	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	399,942	—	752,395	669,390	89,062	14,195	3,675,466
Great-West Putnam Equity Income Fund Initial Class	—	4,681,441	302,322	142,512	73,309	—	—
Great-West Putnam Equity Income Fund Institutional Class	519,058	—	752,166	362,666	106,096	102,876	4,484,661
Great-West Putnam High Yield Bond Initial Class	—	3,860,559	285,465	288,682	(3,051)	—	—
Great-West Putnam High Yield Bond Institutional Class	353,878	—	744,297	1,239,225	(4,577)	173,760	3,085,814
Great-West Real Estate Index Fund Initial Class	—	2,434,903	386,523	243,468	68,658	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Real Estate Index Fund Institutional Class	235,345	$ —	$ 610,671	$ 666,400	$ 76,231	$ 61,381	$ 2,301,671
Great-West S&P 500® Index Fund Initial Class	—	16,994,450	1,099,970	425,617	306,239	—	—
Great-West S&P 500® Index Fund Institutional Class	1,740,627	—	2,092,484	1,588,919	818,740	411,359	16,274,864
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	7,328,060	316,720	266,448	153,024	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	816,644	—	1,423,886	599,996	245,827	122,333	6,982,307
Great-West S&P Small Cap 600® Index Fund Initial Class	—	6,057,478	288,393	233,279	102,139	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	667,546	—	1,442,239	736,140	237,139	98,991	5,654,113
Great-West Short Duration Bond Fund Institutional Class	3,671	—	39,499	2,968	1	221	36,200
Great-West T. Rowe Price Equity Income Fund Initial Class	—	4,688,537	373,844	155,868	43,472	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	548,750	—	1,043,566	479,491	75,018	125,975	4,499,748
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,796,978	75,905	109,006	32,731	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	376,313	—	2,207,350	310,808	82,718	24,714	3,172,318
Great-West Templeton Global Bond Fund Initial Class	—	1,872,465	232,018	206,470	(11,311)	—	—
Great-West Templeton Global Bond Fund Institutional Class	226,396	—	580,953	320,230	(40,445)	70,503	2,033,039
					$3,192,930	$2,230,533	$99,129,725
Great-West Lifetime 2045 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 22,846,374	$ 1,892,887	$ 237,359	$ 73,108	$ —	$ —
Great-West American Century Growth Fund Institutional Class	2,654,942	—	5,013,358	3,282,415	376,192	626,416	24,505,119
Great-West Ariel Mid Cap Value Fund Initial Class	—	5,692,131	503,781	194,144	9,064	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	567,856	—	1,007,843	1,581,571	(40,505)	14,342	5,116,385
Great-West Bond Index Fund Initial Class	—	20,099,458	2,780,995	860,068	(11,762)	84,173	—
Great-West Bond Index Fund Institutional Class	2,539,764	—	8,172,561	5,126,135	(142,927)	470,398	24,661,110
Great-West Federated Bond Fund Initial Class	—	12,049,546	1,599,503	443,322	(5,059)	64,435	—
Great-West Federated Bond Fund Institutional Class	1,267,754	—	2,976,018	3,725,104	(80,738)	305,255	12,081,699
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	22,627,062	2,187,264	243,823	(14,093)	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,384,636	$ —	$ 4,941,167	$6,767,145	$ (827,841)	$ 1,287,659	$ 20,531,718
Great-West International Index Fund Initial Class	—	71,570,222	4,981,116	2,838,915	486,175	—	—
Great-West International Index Fund Institutional Class	9,145,242	—	17,726,796	5,664,038	1,675,955	1,105,993	80,478,128
Great-West Life & Annuity Contract	284,384	—	302,571	19,349	—	1,162	284,384
Great-West Loomis Sayles Bond Fund Initial Class	—	8,034,746	950,933	165,427	(6,729)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,165,902	—	4,100,188	1,575,537	(145,473)	336,055	10,306,572
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	11,738,411	882,504	171,077	71,398	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,498,586	—	3,590,912	1,432,511	231,619	122,957	12,288,407
Great-West MFS International Growth Fund Initial Class	—	16,117,470	922,860	638,235	74,369	—	—
Great-West MFS International Growth Fund Institutional Class	2,151,124	—	4,824,502	1,391,096	274,374	206,458	18,112,462
Great-West MFS International Value Fund Initial Class	—	19,705,277	1,221,223	642,402	211,789	—	—
Great-West MFS International Value Fund Institutional Class	4,643,530	—	29,533,450	3,764,124	1,335,048	520,473	44,252,843
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	22,866,254	1,978,645	417,846	139,538	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,666,561	—	5,248,301	3,303,659	738,857	92,954	24,505,696
Great-West Putnam Equity Income Fund Initial Class	—	27,841,013	2,701,180	125,098	46,719	—	—
Great-West Putnam Equity Income Fund Institutional Class	3,469,869	—	5,846,476	1,760,757	674,199	677,297	29,979,667
Great-West Putnam High Yield Bond Initial Class	—	10,069,697	958,367	224,367	7,978	—	—
Great-West Putnam High Yield Bond Institutional Class	1,035,603	—	2,811,766	3,746,431	(20,051)	503,354	9,030,457
Great-West Real Estate Index Fund Initial Class	—	12,885,710	2,829,174	1,135,052	377,964	—	—
Great-West Real Estate Index Fund Institutional Class	1,387,693	—	3,960,490	3,652,550	469,383	359,845	13,571,641
Great-West S&P 500® Index Fund Initial Class	—	101,093,860	9,942,230	440,209	226,766	—	—
Great-West S&P 500® Index Fund Institutional Class	11,630,962	—	15,161,717	7,300,225	4,085,618	2,728,041	108,749,495
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	43,570,311	3,385,445	505,648	207,640	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,457,968	—	10,705,826	3,051,555	1,566,364	812,098	46,665,627
Great-West S&P Small Cap 600® Index Fund Initial Class	—	36,011,932	3,036,354	405,979	205,613	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,460,731	—	10,513,206	4,111,404	1,420,316	657,069	37,782,389
Great-West Short Duration Bond Fund Institutional Class	14,415	—	151,692	8,255	(8)	874	142,135
Great-West T. Rowe Price Equity Income Fund Initial Class	—	27,878,394	3,247,971	211,381	49,644	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,656,024	$ —	$ 7,404,122	$2,106,177	$ 535,459	$ 834,854	$ 29,979,395
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	10,654,838	722,826	235,307	92,445	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,495,689	—	15,057,671	1,934,626	520,689	166,844	21,038,655
Great-West Templeton Global Bond Fund Initial Class	—	4,873,123	595,643	176,116	(9,493)	—	—
Great-West Templeton Global Bond Fund Institutional Class	664,718	—	1,964,968	883,344	(93,727)	198,520	5,969,171
					$14,785,877	$12,177,526	$580,033,155
Great-West Lifetime 2045 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 982,718	$ 228,424	$ 60,807	$ (5,494)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	151,983	—	492,692	174,894	(12,958)	34,455	1,402,803
Great-West Ariel Mid Cap Value Fund Initial Class	—	234,633	60,732	15,444	(397)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	32,619	—	107,291	78,917	(5,687)	701	293,894
Great-West Bond Index Fund Initial Class	—	447,801	153,695	31,501	830	2,037	—
Great-West Bond Index Fund Institutional Class	76,859	—	335,899	140,677	836	13,587	746,296
Great-West Federated Bond Fund Initial Class	—	268,469	91,396	18,403	370	1,560	—
Great-West Federated Bond Fund Institutional Class	38,346	—	138,626	101,300	(791)	8,760	365,438
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	957,359	250,376	47,155	(121)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	136,694	—	488,121	324,733	(23,866)	70,706	1,176,935
Great-West International Index Fund Initial Class	—	2,885,877	754,957	211,079	(6,635)	—	—
Great-West International Index Fund Institutional Class	522,284	—	1,673,060	286,840	(6,035)	62,582	4,596,101
Great-West Life & Annuity Contract	7,785	—	8,165	410	—	30	7,785
Great-West Loomis Sayles Bond Fund Initial Class	—	180,876	56,224	10,925	(559)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	35,176	—	159,424	46,082	(4,867)	9,551	310,957
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	495,775	116,727	36,695	(3,614)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	86,523	—	318,774	82,012	(9,240)	6,473	709,491
Great-West MFS International Growth Fund Initial Class	—	659,859	150,588	44,983	(3,097)	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West MFS International Growth Fund Institutional Class	123,160	$ —	$ 423,967	$ 64,462	$ (2,054)	$ 11,701	$ 1,037,004
Great-West MFS International Value Fund Initial Class	—	795,381	201,305	50,979	2,291	—	—
Great-West MFS International Value Fund Institutional Class	265,593	—	1,798,167	164,004	13,245	29,528	2,531,105
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	924,005	250,553	29,239	3,795	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	153,082	—	506,443	145,051	23,517	4,887	1,406,821
Great-West Putnam Equity Income Fund Initial Class	—	1,156,607	312,207	44,309	(496)	—	—
Great-West Putnam Equity Income Fund Institutional Class	198,130	—	619,420	123,202	(2,914)	36,228	1,711,844
Great-West Putnam High Yield Bond Initial Class	—	222,107	69,124	16,071	(613)	—	—
Great-West Putnam High Yield Bond Institutional Class	31,257	—	119,929	100,222	(2,970)	14,386	272,562
Great-West Real Estate Index Fund Initial Class	—	491,925	203,224	42,102	11,154	—	—
Great-West Real Estate Index Fund Institutional Class	75,978	—	323,597	179,034	16,358	18,226	743,064
Great-West S&P 500® Index Fund Initial Class	—	4,083,945	1,213,634	109,059	23,668	—	—
Great-West S&P 500® Index Fund Institutional Class	665,133	—	1,873,926	429,061	76,239	147,666	6,218,994
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	1,763,604	505,004	78,593	5,744	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	311,736	—	1,037,315	213,980	10,426	44,023	2,665,339
Great-West S&P Small Cap 600® Index Fund Initial Class	—	1,463,879	420,934	74,368	300	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	255,400	—	910,560	241,253	(6,108)	35,400	2,163,240
Great-West Short Duration Bond Fund Institutional Class	394	—	4,105	183	—	24	3,886
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,152,209	333,815	46,630	(2,675)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	210,469	—	704,418	125,233	(9,785)	44,817	1,725,846
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	445,629	97,823	20,284	523	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	146,185	—	952,094	78,928	4,101	9,446	1,232,343
Great-West Templeton Global Bond Fund Initial Class	—	107,905	35,338	8,912	(526)	—	—
Great-West Templeton Global Bond Fund Institutional Class	19,882	—	78,709	22,567	(2,084)	5,458	178,540
					$ 79,811	$612,232	$31,500,288

Annual Report - December 31, 2015

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$1,164,645	$ 111,819	$ 65,678	$ 4,109	$ —	$ —
Great-West American Century Growth Fund Institutional Class	132,239	—	298,764	214,699	9,403	30,906	1,220,569
Great-West Ariel Mid Cap Value Fund Initial Class	—	288,986	32,854	24,884	1,358	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	28,219	—	63,450	90,312	(1,501)	692	254,258
Great-West Bond Index Fund Initial Class	—	1,912,352	303,880	174,453	(373)	7,969	—
Great-West Bond Index Fund Institutional Class	228,366	—	766,294	541,143	(390)	42,773	2,217,433
Great-West Federated Bond Fund Initial Class	—	1,149,438	176,812	101,078	(1,349)	6,117	—
Great-West Federated Bond Fund Institutional Class	114,212	—	280,037	372,451	4,197	27,950	1,088,439
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,153,981	119,567	59,982	(2,631)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	118,674	—	293,021	385,684	(46,614)	63,455	1,021,784
Great-West International Index Fund Initial Class	—	4,190,267	360,488	312,209	93,896	—	—
Great-West International Index Fund Institutional Class	501,679	—	1,216,117	679,406	107,214	60,255	4,414,778
Great-West Loomis Sayles Bond Fund Initial Class	—	765,952	100,576	49,322	(2,598)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	104,722	—	377,745	181,326	(16,943)	30,184	925,748
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	677,788	72,357	47,345	8,280	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	85,307	—	239,886	117,435	6,148	6,811	699,518
Great-West MFS International Growth Fund Initial Class	—	945,034	75,489	78,106	14,560	—	—
Great-West MFS International Growth Fund Institutional Class	117,859	—	306,704	163,622	7,679	11,215	992,372
Great-West MFS International Value Fund Initial Class	—	1,153,346	90,329	81,070	28,475	—	—
Great-West MFS International Value Fund Institutional Class	255,302	—	1,744,455	345,214	89,988	28,346	2,433,030
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	1,164,680	110,401	69,273	8,965	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	132,857	—	308,815	220,071	18,693	4,548	1,220,956
Great-West Putnam Equity Income Fund Initial Class	—	1,419,899	146,482	47,940	18,466	—	—
Great-West Putnam Equity Income Fund Institutional Class	172,292	—	386,510	168,623	44,871	33,182	1,488,603
Great-West Putnam High Yield Bond Initial Class	—	955,536	106,334	65,414	549	—	—
Great-West Putnam High Yield Bond Institutional Class	92,837	—	246,346	361,911	(3,874)	45,112	809,541
Great-West Real Estate Index Fund Initial Class	—	702,272	146,921	79,838	13,386	—	—

Annual Report - December 31, 2015

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Real Estate Index Fund Institutional Class	75,305	$ —	$ 257,054	$218,929	$ 33,677	$ 18,983	$ 736,486
Great-West S&P 500® Index Fund Initial Class	—	5,156,902	542,430	166,719	82,890	—	—
Great-West S&P 500® Index Fund Institutional Class	577,270	—	1,064,718	602,302	260,061	133,360	5,397,478
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	2,215,077	207,731	92,814	48,006	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	270,975	—	632,637	233,307	91,593	39,737	2,316,839
Great-West S&P Small Cap 600® Index Fund Initial Class	—	2,080,737	251,078	124,199	45,255	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	252,367	—	696,085	324,387	86,428	36,533	2,137,551
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,421,069	171,709	54,502	9,440	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	181,750	—	472,655	210,212	25,752	40,735	1,490,346
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	544,089	43,528	33,315	8,473	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	125,539	—	773,704	105,549	28,372	8,229	1,058,289
Great-West Templeton Global Bond Fund Initial Class	—	553,210	87,579	58,838	(4,948)	—	—
Great-West Templeton Global Bond Fund Institutional Class	65,950	—	164,496	119,626	(15,091)	21,761	592,228
					$1,103,872	$698,853	$32,516,246
Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 6,060,715	$ 752,542	$ 66,201	$ 12,327	$ —	$ —
Great-West American Century Growth Fund Institutional Class	806,304	—	1,887,592	727,885	42,722	186,677	7,442,182
Great-West Ariel Mid Cap Value Fund Initial Class	—	1,495,372	185,019	43,391	1,924	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	173,203	—	400,640	382,568	(9,946)	3,969	1,560,559
Great-West Bond Index Fund Initial Class	—	4,826,148	829,421	149,555	(2,590)	20,853	—
Great-West Bond Index Fund Institutional Class	670,978	—	2,315,388	1,189,480	(30,114)	122,819	6,515,191
Great-West Federated Bond Fund Initial Class	—	2,893,650	480,874	72,683	(460)	15,969	—
Great-West Federated Bond Fund Institutional Class	337,086	—	916,505	895,043	(9,619)	79,251	3,212,432
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	6,014,784	828,781	58,889	(3,432)	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	725,106	—	1,886,959	1,740,656	(218,441)	383,575	6,243,162

Annual Report - December 31, 2015

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West International Index Fund Initial Class	—	$21,832,074	$2,276,558	$ 675,773	$ 206,004	$ —	$ —
Great-West International Index Fund Institutional Class	3,071,382	—	7,332,508	1,914,269	453,686	371,928	27,028,164
Great-West Loomis Sayles Bond Fund Initial Class	—	1,929,815	307,621	30,505	(1,201)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	309,684	—	1,179,651	376,632	(36,716)	87,545	2,737,602
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,547,034	400,467	46,975	9,251	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	518,653	—	1,449,826	355,115	37,489	40,734	4,252,954
Great-West MFS International Growth Fund Initial Class	—	4,926,457	462,072	156,518	31,884	—	—
Great-West MFS International Growth Fund Institutional Class	722,638	—	1,905,447	465,281	63,577	69,479	6,084,614
Great-West MFS International Value Fund Initial Class	—	6,016,058	563,496	164,519	52,680	—	—
Great-West MFS International Value Fund Institutional Class	1,559,400	—	9,990,425	1,002,239	353,738	175,144	14,861,082
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,066,566	714,260	80,046	15,533	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	809,850	—	1,966,568	762,019	107,630	26,953	7,442,521
Great-West Putnam Equity Income Fund Initial Class	—	7,395,993	1,049,497	40,014	23,606	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,052,363	—	2,417,438	423,267	154,752	198,301	9,092,421
Great-West Putnam High Yield Bond Initial Class	—	2,429,613	321,686	38,943	246	—	—
Great-West Putnam High Yield Bond Institutional Class	272,538	—	785,836	903,754	(7,686)	130,959	2,376,534
Great-West Real Estate Index Fund Initial Class	—	3,195,364	829,288	277,035	84,583	—	—
Great-West Real Estate Index Fund Institutional Class	418,703	—	1,368,534	725,111	86,525	102,132	4,094,919
Great-West S&P 500® Index Fund Initial Class	—	26,797,072	3,798,014	148,894	94,158	—	—
Great-West S&P 500® Index Fund Institutional Class	3,541,375	—	6,755,415	1,461,956	900,461	807,593	33,111,853
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	11,572,737	1,358,909	98,969	67,550	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,658,659	—	4,022,204	558,122	316,908	240,454	14,181,533
Great-West S&P Small Cap 600® Index Fund Initial Class	—	10,870,859	1,359,079	123,256	43,000	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,546,136	—	4,232,334	945,623	311,225	220,874	13,095,774
Great-West T. Rowe Price Equity Income Fund Initial Class	—	7,404,765	1,198,466	56,314	21,358	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,109,045	—	2,919,650	580,124	110,286	245,729	9,094,167
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,841,299	292,478	56,096	15,183	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	757,070	—	4,680,785	434,180	106,708	50,669	6,382,102

Annual Report - December 31, 2015

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Templeton Global Bond Fund Initial Class	—	$ 1,391,704	$ 216,307	$ 32,472	$ (1,790)	$ —	$ —
Great-West Templeton Global Bond Fund Institutional Class	193,972	—	529,301	239,220	(30,337)	60,406	1,741,868
					$3,372,662	$3,642,013	$180,551,634
Great-West Lifetime 2055 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$208,984	$ 59,082	$10,542	$ (780)	$ —	$ —
Great-West American Century Growth Fund Institutional Class	38,239	—	139,318	25,188	(1,509)	8,364	352,946
Great-West Ariel Mid Cap Value Fund Initial Class	—	50,668	15,233	3,122	(78)	—	—
Great-West Ariel Mid Cap Value Fund Institutional Class	8,109	—	30,168	16,353	(1,085)	158	73,066
Great-West Bond Index Fund Initial Class	—	97,703	32,756	2,657	81	453	—
Great-West Bond Index Fund Institutional Class	18,933	—	84,000	23,457	262	3,195	183,839
Great-West Federated Bond Fund Initial Class	—	58,694	19,609	1,563	40	348	—
Great-West Federated Bond Fund Institutional Class	9,538	—	36,385	18,929	11	2,036	90,899
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	205,391	60,688	6,137	27	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	34,329	—	139,497	67,853	(4,611)	17,118	295,575
Great-West International Index Fund Initial Class	—	726,340	210,943	54,382	(1,784)	—	—
Great-West International Index Fund Institutional Class	144,447	—	530,591	80,370	572	17,180	1,271,134
Great-West Loomis Sayles Bond Fund Initial Class	—	39,126	12,823	1,238	(54)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	8,762	—	42,552	8,604	(762)	2,271	77,458
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	121,404	33,101	6,583	(646)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	24,988	—	103,666	16,657	(1,196)	1,752	204,898
Great-West MFS International Growth Fund Initial Class	—	164,505	44,309	11,666	(768)	—	—
Great-West MFS International Growth Fund Institutional Class	34,145	—	132,571	17,287	(34)	3,211	287,505
Great-West MFS International Value Fund Initial Class	—	200,142	55,734	11,748	608	—	—
Great-West MFS International Value Fund Institutional Class	73,517	—	513,264	42,254	3,968	8,125	700,613

Annual Report - December 31, 2015

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	$202,119	$ 62,648	$ 7,805	$ 968	$ —	$ —
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	38,645	—	145,423	23,113	4,008	1,149	355,143
Great-West Putnam Equity Income Fund Initial Class	—	249,700	81,587	11,115	(29)	—	—
Great-West Putnam Equity Income Fund Institutional Class	49,790	—	184,111	23,580	181	8,635	430,189
Great-West Putnam High Yield Bond Initial Class	—	48,434	15,045	1,594	(52)	—	—
Great-West Putnam High Yield Bond Institutional Class	7,709	—	31,958	21,124	(637)	3,402	67,223
Great-West Real Estate Index Fund Initial Class	—	97,293	39,919	7,106	2,104	—	—
Great-West Real Estate Index Fund Institutional Class	19,176	—	92,272	24,127	2,885	4,207	187,537
Great-West S&P 500® Index Fund Initial Class	—	894,305	304,635	36,525	4,856	—	—
Great-West S&P 500® Index Fund Institutional Class	166,590	—	557,719	72,206	9,759	35,596	1,557,619
Great-West S&P Mid Cap 400® Index Fund Initial Class	—	385,423	120,034	14,673	1,206	—	—
Great-West S&P Mid Cap 400® Index Fund Institutional Class	78,395	—	298,408	34,824	2,437	10,636	670,279
Great-West S&P Small Cap 600® Index Fund Initial Class	—	362,931	116,995	18,385	(133)	—	—
Great-West S&P Small Cap 600® Index Fund Institutional Class	73,768	—	300,437	47,173	1,167	9,734	624,818
Great-West T. Rowe Price Equity Income Fund Initial Class	—	249,209	87,624	13,107	(360)	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	53,282	—	207,761	23,449	(960)	10,771	436,909
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	96,172	25,374	3,737	126	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	37,338	—	251,142	12,853	959	2,344	314,759
Great-West Templeton Global Bond Fund Initial Class	—	28,189	9,465	1,329	(87)	—	—
Great-West Templeton Global Bond Fund Institutional Class	5,517	—	21,524	4,767	(344)	1,483	49,537
					$20,316	$152,168	$8,231,946
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund I	$67,243,897	$104,681,358
Great-West Lifetime 2015 Fund II	435,118,703	424,417,009
Great-West Lifetime 2015 Fund III	39,430,049	22,882,943
Great-West Lifetime 2025 Fund I	99,619,781	123,393,595

Annual Report - December 31, 2015

	Purchases	Sales
Great-West Lifetime 2025 Fund II	646,976,572	560,685,438
Great-West Lifetime 2025 Fund III	68,844,926	28,232,950
Great-West Lifetime 2035 Fund I	83,874,760	89,417,678
Great-West Lifetime 2035 Fund II	545,661,678	392,687,222
Great-West Lifetime 2035 Fund III	50,205,949	17,751,270
Great-West Lifetime 2045 Fund I	47,906,902	41,416,799
Great-West Lifetime 2045 Fund II	310,767,136	193,874,464
Great-West Lifetime 2045 Fund III	25,776,464	9,173,916
Great-West Lifetime 2055 Fund I	20,635,849	15,471,279
Great-West Lifetime 2055 Fund II	115,035,277	53,631,359
Great-West Lifetime 2055 Fund III	7,339,236	2,078,197
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
On February 9, 2016, the Board of Directors approved the merger of the Great-West Lifetime 2015 II (Target Fund) into the Great-West Lifetime 2015 III Fund (Acquiring Fund), the merger of the Great-West Lifetime 2025 II (Target Fund) into the Great-West Lifetime 2025 III Fund (Acquiring Fund), the merger of the Great-West Lifetime 2035 II (Target Fund) into the Great-West Lifetime 2035 III Fund (Acquiring Fund), the merger of the Great-West Lifetime 2045 II (Target Fund) into the Great-West Lifetime 2045 III Fund (Acquiring Fund), the merger of the Great-West Lifetime 2055 II (Target Fund) into the Great-West Lifetime 2055 III Fund (Acquiring Fund), with an effective date on or about April 22, 2016. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2015 Fund II, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2025 Fund II, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund I, Great-West Lifetime 2035 Fund II, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund I, Great-West Lifetime 2045 Fund II, Great-West Lifetime 2045 Fund III, Great-West Lifetime 2055 Fund I, Great-West Lifetime 2055 Fund II, and Great-West Lifetime 2055 Fund III (each a “Fund”, collectively the “Funds”), of Great-West Funds, Inc., including the schedules of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent and mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Counties
Great-West Lifetime 2015 Fund I	$ 18,872	$ 168,456
Great-West Lifetime 2015 Fund II	171,270	1,528,339
Great-West Lifetime 2015 Fund III	12,345	110,073
Great-West Lifetime 2025 Fund I	51,840	461,238
Great-West Lifetime 2025 Fund II	440,383	3,917,520
Great-West Lifetime 2025 Fund III	33,703	299,744
Great-West Lifetime 2035 Fund I	72,316	641,311
Great-West Lifetime 2035 Fund II	568,206	5,038,417
Great-West Lifetime 2035 Fund III	37,442	331,982
Great-West Lifetime 2045 Fund I	55,378	489,323
Great-West Lifetime 2045 Fund II	370,653	3,275,567
Great-West Lifetime 2045 Fund III	21,181	187,154
Great-West Lifetime 2055 Fund I	20,657	181,861
Great-West Lifetime 2055 Fund II	126,373	1,112,864
Great-West Lifetime 2055 Fund III	5,950	52,381
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Lifetime 2015 Fund I	19%
Great-West Lifetime 2015 Fund II	59
Great-West Lifetime 2015 Fund III	33
Great-West Lifetime 2025 Fund I	26
Great-West Lifetime 2025 Fund II	35
Great-West Lifetime 2025 Fund III	46
Great-West Lifetime 2035 Fund I	51
Great-West Lifetime 2035 Fund II	51
Great-West Lifetime 2035 Fund III	61
Great-West Lifetime 2045 Fund I	51
Great-West Lifetime 2045 Fund II	58
Great-West Lifetime 2045 Fund III	63
Great-West Lifetime 2055 Fund I	50
Great-West Lifetime 2055 Fund II	59
Great-West Lifetime 2055 Fund III	59

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016